  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 10, 2015



                                          REGISTRATION STATEMENT NOS. 333-113533
                                                                       811-09215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                 ------------
                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                   POST-EFFECTIVE AMENDMENT NO. 13                    [X]
                                 AND
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 76                           [X]


                       (Check Appropriate box or boxes.)


             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)




                         METLIFE INSURANCE COMPANY USA

                              (Name of Depositor)



             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (212) 578-9500


                              ERIC T. STEIGERWALT
                         METLIFE INSURANCE COMPANY USA
                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277

                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: On May 1, 2015 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).


[X] on May 1, 2015 pursuant to paragraph (b).


[ ] 60 days after filing pursuant to paragraph (a)(1).

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV
                                   PROSPECTUS



                                  MAY 1, 2015

       CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

                    ISSUED BY: METLIFE INSURANCE COMPANY USA

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance IV (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company USA (We, or the Company). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.


As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (the "FUNDS"). A fixed rate option (the "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for all
Policies:


AB VARIABLE PRODUCTS SERIES FUND, INC.
     AB VPS Global Thematic Growth Portfolio -- Class B
     AB VPS Intermediate Bond Portfolio -- Class A
     AB VPS International Value Portfolio -- Class A

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
     Invesco V.I. Comstock Fund -- Series II
     Invesco V.I. Government Securities Fund -- Series I

     Invesco V.I. International Growth Fund -- Series I

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS I
     VP Capital Appreciation Fund
     VP Ultra(R) Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Bond Fund
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds High-Income Bond Fund
     American Funds International Fund
     American Funds New World Fund(R)
  American Funds U.S. Government/AAA-Rated Securities Fund
DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
     Appreciation Portfolio

     International Value Portfolio
     Opportunistic Small Cap Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Freedom 2010 Portfolio -- Initial Class
     Freedom 2015 Portfolio -- Initial Class
     Freedom 2020 Portfolio -- Initial Class
     Freedom 2025 Portfolio -- Initial Class
     Freedom 2030 Portfolio -- Initial Class
     Growth & Income Portfolio -- Service Class 2
     High Income Portfolio -- Initial Class
     Index 500 Portfolio -- Initial Class
     Investment Grade Bond Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
     Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Mutual Global Discovery VIP Fund -- Class 2
     Templeton Developing Markets VIP Fund -- Class 2
     Templeton Foreign VIP Fund -- Class 2
     Templeton Global Bond VIP Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
     Global Technology Portfolio
     Janus Aspen Perkins Mid Cap Value Portfolio
     Overseas Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A ClearBridge Aggressive Growth Portfolio -- Class A Harris Oakmark International Portfolio -- Class A Invesco Mid Cap Value Portfolio -- Class B
     Loomis Sayles Global Markets Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class A Morgan Stanley Mid Cap Growth Portfolio -- Class A Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     Baillie Gifford International Stock Portfolio -- Class A Barclays Aggregate Bond Index Portfolio -- Class A BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B

     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Mid Cap Stock Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     MSCI EAFE(R) Index Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     Russell 2000(R) Index Portfolio -- Class A
  Western Asset Management U.S. Government Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Global Equity Series
     MFS(R) New Discovery Series
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL CLASS
     MFS(R) High Yield Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES
     Oppenheimer Main Street Small Cap Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
     PIMCO All Asset Portfolio
     PIMCO CommodityRealReturn(R) Strategy Portfolio
     PIMCO Long-Term U.S. Government Portfolio
     PIMCO Low Duration Portfolio
     PIMCO Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
     Putnam VT International Value Fund
ROYCE CAPITAL FUND -- INVESTMENT CLASS
     Royce Micro-Cap Portfolio
     Royce Small-Cap Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I
     Emerging Markets Debt Portfolio
     Emerging Markets Equity Portfolio

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funds have been subject to name change or reorganization. Please see Appendix B -- "Additional Information Regarding Funds" for more information.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                               TABLE OF CONTENTS






                                                              PAGE
                                                             -----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..............    3
Policy Summary..............................................    3
Principal Policy Benefits...................................    3
Principal Policy Risks......................................    4
Fund Company Risks..........................................    5
FEE TABLES..................................................    6
Transaction Fees............................................    6
Periodic Charges Other Than Fund Operating Expenses.........    7
Fund Charges and Expenses...................................    8
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND
  FUNDS.....................................................   13
The Insurance Company.......................................   13
The Separate Account and its Investment Options.............   13
The Funds...................................................   13
Voting Rights...............................................   22
Conflicts of Interest.......................................   22
The Fixed Account...........................................   22
POLICY CHARGES AND DEDUCTIONS...............................   22
Charges Against Premium.....................................   23
Charges Against Contract Value..............................   23
Charges Against the Separate Account........................   25
Fund Charges................................................   25
Modification, Reserved Rights and Other Charges.............   25
POLICY DESCRIPTION..........................................   25
Applying for a Policy.......................................   25
Right to Cancel (free look period)..........................   26
When Coverage Begins........................................   26
Income Tax Free `Section 1035' Exchanges....................   27
Ownership/Policy Rights.....................................   27
PREMIUMS....................................................   29
Amount, Frequency and Duration of Premium Payments..........   29
Allocation of Premium Payments..............................   29
VALUES UNDER YOUR POLICY....................................   30
Contract Value..............................................   30
Investment Option Valuation.................................   30
Fixed Account Valuation.....................................   31
Loan Account Valuation......................................   31
TRANSFERS...................................................   32
Transfers of Contract Value.................................   32
Transfer of Contract Value from the Fixed Account to the
  Investment Options........................................   34
Transfer of Contract Value from the Investment Options to
  the Fixed Account.........................................   35
Dollar-Cost Averaging (DCA Program).........................   35
Portfolio Rebalancing.......................................   35
DEATH BENEFIT...............................................   35
Death Benefit Examples......................................   36


                                                             PAGE
                                                             -----
Changing the Death Benefit Option...........................   37
Paying the Death Benefit and Payment Options................   37
BENEFITS AT MATURITY........................................   38
OTHER BENEFITS..............................................   38
Exchange Option.............................................   38
Insured Term Rider (Supplemental Insurance Benefits)........   38
Cash Value Enhancement Rider................................   39
POLICY SURRENDERS...........................................   39
Full Surrender..............................................   39
Partial Surrender...........................................   39
POLICY LOANS................................................   40
Loan Conditions.............................................   40
Effects of Loans............................................   40
LAPSE AND REINSTATEMENT.....................................   41
Lapse.......................................................   41
Grace Period................................................   41
Reinstatement...............................................   41
FEDERAL TAX CONSIDERATIONS..................................   41
Potential Benefits of Life Insurance........................   42
Tax Status of the Policy....................................   42
Tax Treatment of Policy Benefits............................   43
OTHER TAX CONSIDERATIONS....................................   45
Insurable Interest..........................................   45
The Company's Income Taxes..................................   46
Tax Credits and Deductions..................................   46
Alternative Minimum Tax.....................................   46
DISTRIBUTION & COMPENSATION.................................   46
Distribution................................................   46
Compensation................................................   47
OTHER POLICY INFORMATION....................................   48
Valuation and Payment.......................................   48
Suspension of Valuation and Postponement of Payment.........   48
Policy Statements...........................................   49
Limits on Right to Contest and Suicide Exclusion............   49
Misstatement as to Sex and Age..............................   49
Policy Changes..............................................   49
Restrictions on Financial Transactions......................   50
Cybersecurity...............................................   50
LEGAL PROCEEDINGS...........................................   50
FINANCIAL STATEMENTS........................................   50
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS
  PROSPECTUS................................................  A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS..........  B-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED
  AMOUNT....................................................  C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS............  D-1

                 SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS
--------------------------------------------------------------------------------
This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.


                                 POLICY SUMMARY


The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.


                           PRINCIPAL POLICY BENEFITS


   o   Death Benefit

       We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

       In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

       o   OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of
           (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or
           (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

           1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of
               (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

           2.  the Minimum Amount Insured on the Insured's date of death.

       The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

   o   Policy Surrenders (Withdrawals)

       You may withdraw some or all of your money from your Policy.

   o   Policy Loans

       You may borrow against your Policy using your Policy as collateral.

   o   The Investment Options and the Corresponding Funds

       You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

   o   The Fixed Account

       You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

   o   Flexible Premium Payments

       After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

   o   Tax-Free Death Benefit

       Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.

   o   Right to Cancel Period

       We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
       (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

   o   Dollar-Cost Averaging

       Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

   o   Portfolio Rebalancing

       This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

   o   Exchange Option

       During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

   o   Personalized Illustrations

       You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.


                             PRINCIPAL POLICY RISKS

   o   Poor Fund Performance (Investment Risk)

       The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

   o   Tax Risks

       We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

   o   Policy Lapse

       There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

   o   Policy Withdrawal Limitations

       The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

   o   Effects of Policy Loans

       A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

   o   Credit Risk

       The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

   o   Increase in Current Fees and Expenses

       Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

   o   Flexible Premium Payments

       Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

   o   Policy is Not Suited for Short-Term Investment

       We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.


                               FUND COMPANY RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                   FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Current Charge, the Maximum Guaranteed Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.


                                TRANSACTION FEES


                                  WHEN WE DEDUCT
CHARGE                              THE CHARGE
------------------------- ------------------------------

--------                  ------------------------------
Front-End Sales Expense   Upon receipt of each
Charge(2)                 Premium Payment

--------                  ------------------------------

--------                  ------------------------------
Surrender Charge          When you fully or partially
                          surrender your Policy

--------                  ------------------------------

--------                  ------------------------------
Transfer Charge           When you transfer Contract
                          Value among the
                          Investment Options

--------                  ------------------------------

--------                  ------------------------------
Dollar-Cost Averaging     When you make a transfer
(DCA Program)             under the DCA Program

--------                  ------------------------------

--------                  ------------------------------
Illustrations             When you request an
                          illustration after the Policy
                          is issued

--------                  ------------------------------

--------                  ------------------------------



CHARGE                                                    AMOUNT DEDUCTED(1)
------------------------- ----------------------------------------------------------------------------------

--------                  -------------------- ------------
Front-End Sales Expense   Current Charge:      Applied as a percentage of each Premium Payment (See
                          --------------------
Charge(2)                                      Chart Below)(3)
                                               -------------------------------------------------------------
                          GUARANTEED CHARGE:   IN ALL POLICY YEARS: 12% OF PREMIUM PAYMENTS UP TO THE
--------                  --------------------
                                               TARGET PREMIUM AND 8% ON PREMIUM PAYMENTS IN EXCESS
                                               OF THE TARGET PREMIUM
                                               -------------------------------------------------------------

--------                  -------------------- ------------
Surrender Charge          Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   NO CHARGE
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- ------------
Transfer Charge           Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   UP TO SIX FREE TRANSFERS A YEAR; $10 PER TRANSFER THEREAFTER
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- ------------
Dollar-Cost Averaging     Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
(DCA Program)
                          GUARANTEED CHARGE:   UP TO SIX FREE TRANSFERS A YEAR; $10 PER TRANSFER
--------                  --------------------
                                               THEREAFTER(4)
                                               ------------

--------                  -------------------- ------------
Illustrations             Current Charge:      No charge
                          -------------------- -------------------------------------------------------------
                          GUARANTEED CHARGE:   $15 PER ILLUSTRATION
--------                  -------------------- -------------------------------------------------------------

--------                  -------------------- ------------

------------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.

(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.



                                      (3)
                    SALES EXPENSE CHARGES
                      ON A CURRENT BASIS
                ------------------------------
                 UP TO TARGET     ABOVE TARGET
                    PREMIUM         PREMIUM
 POLICY YEARS   --------------   -------------
   Year 1-2          7%              2.25%
   Year 3-7          6%              2.25%
   Years 8+         3.5%             2.25%

(4) For DCA Program purposes only, a transfer consists of all transfers occurring on the same day pursuant to your directions on the DCA authorization form.


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                        WHEN WE DEDUCT
CHARGE                                    THE CHARGE
-------------------------------- ----------------------------

-------------------------------- ----------------------------
Cost of Insurance Charge         Monthly on the Deduction
(COI)(1)                         Day

-------------------------------- ----------------------------

-------------------------------- ----------------------------
Policy Administrative            Monthly on the Deduction
Expense Charges                  Date

-------------------------------- ----------------------------

-------------------------------- ----------------------------
Mortality and Expense Risk       Daily from the unloaned
(M&E) Charge(5)                  portion of the Contract
                                 Value invested in the
                                 Separate Account

-------------------------------- ----------------------------

-------------------------------- ----------------------------
Monthly Sales Expense            Monthly for the first 20
Charge                           Policy Years and for 20
                                 Policy Years following an
                                 increase in the Stated
                                 Amount on the Deduction
                                 Date from unloaned portion
                                 of the Contract Value

-------------------------------- ----------------------------

-------------------------------- ----------------------------
Net Cost of Policy Loans(6)      In arrears, at the end of
                                 each Policy Year from the
                                 Loan Account

-------------------------------- ----------------------------

-------------------------------- ----------------------------



CHARGE                                                                 AMOUNT DEDUCTED(1)
-------------------------------- ----------------------------------------------------------------------------------------------

-------------------------------- --------------------------- ------
Cost of Insurance Charge         Current Charge:             Rates per $1000 of Insurance Risk for First Year of
                                 ---------------------------
(COI)(1)                                                     Coverage:
                                                             Minimum: $0.012(2)
                                                             Maximum: $60.853(3)
                                                             ------------------------------------------------------------------
                                 GUARANTEED CHARGE:          RATES PER $1000 OF INSURANCE RISK FOR FIRST YEAR OF
                                 ---------------------------
                                                             COVERAGE:
                                                             MINIMUM: $0.039(4)
                                                             MAXIMUM: $60.853(3)
                                                             ------------------------------------------------------------------
                                 Sample Charge for a 47      Rates per $1000 of Insurance Risk for First Year of
--------------------------------
                                 year-old non-smoking male   Coverage:
                                 (guaranteed issue)          Current: $0.070
                                 ---------------------------
                                                             Guaranteed: $0.271
                                                             ------------------------------------------------------------------

-------------------------------- --------------------------- ------
Policy Administrative            Current Charge:             $ 5.00
                                 --------------------------- ------
Expense Charges
                                 GUARANTEED CHARGE:          $10.00
-------------------------------- --------------------------- ------

-------------------------------- --------------------------- ------
Mortality and Expense Risk       Current Charge:             0.20% on an annual basis of the amounts in the
                                 ---------------------------
(M&E) Charge(5)                                              Investment Options for Policy Years 1-25 and 0.05%
                                                             thereafter
                                                             ------
                                 GUARANTEED CHARGE:          0.75% ON AN ANNUAL BASIS FOR ALL POLICY YEARS
-------------------------------- --------------------------- ------------------------------------------------------------------

-------------------------------- --------------------------- ------
Monthly Sales Expense            Current Charge:             For Policies issued on or after January 1, 2009, the current
                                 ---------------------------
Charge                                                       charge is $0. For all other Policies, the monthly rate per thousand is equal to: $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the
                                                             greater of (1) and (2) where (1) is equal to 6 times the first year premium, and (2) is equal to the lesser of (a)and
                                                             (b) where (a) is equal to the initial total Stated Amount and
                                                             (b) is equal to the product of (i) initial total Death Benefit, and (ii) the target premium factor per thousand (see
                                                             Appendix C), and (iii) 2%.
                                                             ------------------------------------------------------------------
                                 GUARANTEED CHARGE:          THE MONTHLY RATE PER THOUSAND IS EQUAL TO: $0.10 TIMES
-------------------------------- ---------------------------
                                                             THE PERCENTAGE OF INITIAL BASE STATED AMOUNT. THIS
                                                             MONTHLY RATE IS APPLIED TO THE GREATER OF (1) AND (2) WHERE
                                                             (1) IS EQUAL TO 6 TIMES THE FIRST YEAR PREMIUM, AND (2) IS
                                                             EQUAL TO THE LESSER OF (A) AND (B) WHERE (A) IS EQUAL TO THE
                                                             INITIAL TOTAL STATED AMOUNT AND (B) IS EQUAL TO THE PRODUCT
                                                             OF (I) INITIAL TOTAL DEATH BENEFIT, AND (II) THE TARGET
                                                             PREMIUM FACTOR PER THOUSAND (SEE APPENDIX C), AND
                                                             (III) 2%.
                                                             ------------------------------------------------------------------

-------------------------------- --------------------------- ------
Net Cost of Policy Loans(6)      Current Charge:             0.60% on an annual basis of the loan amount for the first
                                 ---------------------------
                                                             ten (10) Policy Years, 0.50% for Policy Years eleven (11)
                                                             through twenty (20), and 0.15%thereafter.
                                                             ------------------------------------------------------------------
                                 GUARANTEED CHARGE:          1.00% ON AN ANNUAL BASIS OF THE LOAN AMOUNT FOR ALL
-------------------------------- ---------------------------
                                                             POLICY YEARS
                                                             ------------------------------------------------------------------

-------------------------------- --------------------------- ------

------------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost-of-insurance rates shown above.

(2)   Sample charge for a 25-year-old female preferred non-smoker.

(3)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(4)   Sample charge for a 20-year-old female (any underwriting class).

(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:



   METROPOLITAN SERIES FUND
    Western Asset Management                   0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of
     U.S. Government Portfolio                 0.68%
   MET INVESTORS SERIES TRUST
    BlackRock High Yield Portfolio             0.11%
    Harris Oakmark International Portfolio     an amount equal to the fund expenses that are in excess of 0.90%
    Loomis Sayles Global Markets Portfolio     an amount equal to the fund expenses that are in excess of 0.85%
    T. Rowe Price Large Cap Value Portfolio    an amount equal to the fund expenses that are in excess of 0.87%
    Invesco Mid Cap Value Portfolio            an amount equal to the fund expenses that are in excess of 1.12%
    PIMCO Inflation Protected Bond Portfolio   an amount equal to the fund expenses that are in excess of 0.65%
    MetLife Small Cap Value Portfolio          an amount equal to the fund expenses that are in excess of 1.10%
    Oppenheimer Global Equity Portfolio        an amount equal to the fund expenses that are in excess of 0.87%


(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).


                          CHARGES FOR OPTIONAL RIDERS


                                    WHEN WE DEDUCT
CHARGE                                THE CHARGE
----------------------------- --------------------------

----------------------------- --------------------------
Insured Term Rider (2 parts   Monthly on the Deduction
of the charge)                Day
(1) Cost of Insurance

----------------------------- --------------------------
(2) Monthly Sales Load

----------------------------- --------------------------

----------------------------- --------------------------
Cash Value Enhancement        Not applicable
Rider

----------------------------- --------------------------

----------------------------- --------------------------



CHARGE                                                             AMOUNT DEDUCTED
----------------------------- ------------------------------------------------------------------------------------------

----------------------------- --------------------------- -----
Insured Term Rider (2 parts   Current Charge:             Rates per $1000 of Term Insurance Risk for First Year of
                              ---------------------------
of the charge)                                            Coverage:
(1) Cost of Insurance                                     Minimum: $0.012(4)
                                                          Maximum: $60.853(2)
                                                          --------------------------------------------------------------
                              GUARANTEED CHARGE:          RATES PER $1000 OF TERM INSURANCE RISK FOR FIRST YEAR OF
                              ---------------------------
                                                          COVERAGE:
                                                          MINIMUM: $0.039(3)
                                                          MAXIMUM: $60.853(2)
                                                          --------------------------------------------------------------
                              Sample Charge for a 47      Rates per $1000 of Term Insurance Risk for First Year of
-----------------------------
                              year-old non-smoking male   Coverage:
                              (guaranteed issue)          Current: $0.070
                              ---------------------------
                                                          Guaranteed: $0.271
                                                          --------------------------------------------------------------
(2) Monthly Sales Load        Current Charge:             $0.00
                              --------------------------- -----
                              GUARANTEED CHARGE:          THE MONTHLY RATE PER THOUSAND IS EQUAL TO $0.10 TIMES THE
----------------------------- ---------------------------
                                                          PERCENTAGE OF INITIAL TERM STATED AMOUNT. THIS MONTHLY
                                                          RATE IS APPLIED TO THE GREATER OF (1) AND (2) WHERE (1) IS
                                                          EQUAL TO 6 TIMES THE FIRST YEAR PREMIUM AND (2) IS EQUAL TO
                                                          THE LESSER OF (A) AND (B) WHERE (A) IS EQUAL TO THE INITIAL
                                                          TOTAL STATED AMOUNT AND (B) IS EQUAL TO THE PRODUCT OF
                                                          (I) INITIAL TOTAL DEATH BENEFIT, (II) THE TARGET PREMIUM
                                                          FACTOR PER THOUSAND (SEE APPENDIX C) AND (III) 2%.
                                                          --------------------------------------------------------------

----------------------------- --------------------------- -----
Cash Value Enhancement        Current Charge:             No Charge
                              --------------------------- --------------------------------------------------------------
Rider
                              GUARANTEED CHARGE:          NO CHARGE
----------------------------- --------------------------- --------------------------------------------------------------

----------------------------- --------------------------- -----

------------
(1)   Sample charge for a 25-year-old female preferred non-smoker.

(2)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(3)   Sample charge for a 20-year-old female (any underwriting class).


                           FUND CHARGES AND EXPENSES


The next two tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2014. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2014, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                                          MINIMUM     MAXIMUM
                                                                                         ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                0.10%       1.70%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
FUND                                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B...........................    0.75%         0.25%        0.26%
 AB VPS Intermediate Bond Portfolio --
  Class A........................................    0.45%          --          0.43%
 AB VPS International Value Portfolio --
  Class A........................................    0.75%          --          0.10%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II.........    0.56%         0.25%        0.27%
 Invesco V.I. Government Securities Fund --
  Series I.......................................    0.47%          --          0.31%
 Invesco V.I. International Growth Fund --
  Series I.......................................    0.71%          --          0.31%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund....................    1.00%          --           --
 VP Ultra(R) Fund................................    1.00%          --           --
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund........................    0.37%         0.25%        0.02%
 American Funds Global Growth Fund...............    0.52%         0.25%        0.03%
 American Funds Global Small
  Capitalization Fund............................    0.70%         0.25%        0.04%
 American Funds Growth Fund......................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund...............    0.27%         0.25%        0.02%
 American Funds High-Income Bond Fund............    0.46%         0.25%        0.02%
 American Funds International Fund...............    0.50%         0.25%        0.04%
 American Funds New World Fund(R)................    0.72%         0.25%        0.06%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund...........................................    0.33%         0.25%        0.02%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series..........    0.72%          --          0.08%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio..........................    0.75%          --          0.05%
 International Value Portfolio...................    1.00%          --          0.29%
 Opportunistic Small Cap Portfolio...............    0.75%          --          0.08%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2......    0.55%         0.25%        0.08%
 Equity-Income Portfolio -- Initial Class........    0.45%          --          0.09%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                               AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
 AB VPS Global Thematic Growth
  Portfolio -- Class B...........................      --          1.26%           --          1.26%
 AB VPS Intermediate Bond Portfolio --
  Class A........................................      --          0.88%           --          0.88%
 AB VPS International Value Portfolio --
  Class A........................................      --          0.85%           --          0.85%
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II.........      --          1.08%         0.05%         1.03%
 Invesco V.I. Government Securities Fund --
  Series I.......................................      --          0.78%           --          0.78%
 Invesco V.I. International Growth Fund --
  Series I.......................................     0.01%        1.03%         0.01%         1.02%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Capital Appreciation Fund....................      --          1.00%           --          1.00%
 VP Ultra(R) Fund................................      --          1.00%           --          1.00%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund........................      --          0.64%           --          0.64%
 American Funds Global Growth Fund...............      --          0.80%           --          0.80%
 American Funds Global Small
  Capitalization Fund............................      --          0.99%           --          0.99%
 American Funds Growth Fund......................      --          0.60%           --          0.60%
 American Funds Growth-Income Fund...............      --          0.54%           --          0.54%
 American Funds High-Income Bond Fund............      --          0.73%           --          0.73%
 American Funds International Fund...............      --          0.79%           --          0.79%
 American Funds New World Fund(R)................      --          1.03%           --          1.03%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund...........................................      --          0.60%           --          0.60%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series..........      --          0.80%           --          0.80%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio..........................      --          0.80%           --          0.80%
 International Value Portfolio...................      --          1.29%           --          1.29%
 Opportunistic Small Cap Portfolio...............      --          0.83%           --          0.83%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2......      --          0.88%           --          0.88%
 Equity-Income Portfolio -- Initial Class........     0.06%        0.60%           --          0.60%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Freedom 2010 Portfolio -- Initial Class........     --            --           --
 Freedom 2015 Portfolio -- Initial Class........     --            --           --
 Freedom 2020 Portfolio -- Initial Class........     --            --           --
 Freedom 2025 Portfolio -- Initial Class........     --            --           --
 Freedom 2030 Portfolio -- Initial Class........     --            --           --
 Growth & Income Portfolio -- Service
  Class 2.......................................    0.45%         0.25%        0.11%
 High Income Portfolio -- Initial Class.........    0.56%          --          0.12%
 Index 500 Portfolio -- Initial Class...........    0.05%          --          0.05%
 Investment Grade Bond Portfolio -- Service
  Class.........................................    0.31%         0.10%        0.11%
 Mid Cap Portfolio -- Service Class 2...........    0.55%         0.25%        0.08%
 Overseas Portfolio -- Service Class 2..........    0.67%         0.25%        0.13%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2...............................    0.94%         0.25%        0.06%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+..............................    0.77%         0.25%        0.03%
 Templeton Developing Markets VIP
  Fund -- Class 2...............................    1.24%         0.25%        0.12%
 Templeton Foreign VIP Fund -- Class 2..........    0.74%         0.25%        0.03%
 Templeton Global Bond VIP Fund --
  Class 1.......................................    0.46%          --          0.05%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%         0.25%        0.04%
 Global Technology Portfolio....................    0.64%         0.25%        0.15%
 Janus Aspen Perkins Mid Cap Value
  Portfolio.....................................    0.50%         0.25%        0.12%
 Overseas Portfolio.............................    0.46%         0.25%        0.07%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%          --          0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%          --          0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................    0.75%          --          0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%          --          0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................    0.70%          --          0.11%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%          --          0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%          --          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%          --          0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%          --          0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%         0.25%        0.05%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................    0.84%          --          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................    0.70%          --          0.08%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Freedom 2010 Portfolio -- Initial Class........     0.55%        0.55%           --          0.55%
 Freedom 2015 Portfolio -- Initial Class........     0.58%        0.58%           --          0.58%
 Freedom 2020 Portfolio -- Initial Class........     0.60%        0.60%           --          0.60%
 Freedom 2025 Portfolio -- Initial Class........     0.64%        0.64%           --          0.64%
 Freedom 2030 Portfolio -- Initial Class........     0.68%        0.68%           --          0.68%
 Growth & Income Portfolio -- Service
  Class 2.......................................     0.02%        0.83%           --          0.83%
 High Income Portfolio -- Initial Class.........      --          0.68%           --          0.68%
 Index 500 Portfolio -- Initial Class...........      --          0.10%           --          0.10%
 Investment Grade Bond Portfolio -- Service
  Class.........................................      --          0.52%           --          0.52%
 Mid Cap Portfolio -- Service Class 2...........      --          0.88%           --          0.88%
 Overseas Portfolio -- Service Class 2..........      --          1.05%           --          1.05%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Mutual Global Discovery VIP
  Fund -- Class 2...............................      --          1.25%           --          1.25%
 Franklin Small-Mid Cap Growth VIP
  Fund -- Class 2+..............................      --          1.05%           --          1.05%
 Templeton Developing Markets VIP
  Fund -- Class 2...............................      --          1.61%           --          1.61%
 Templeton Foreign VIP Fund -- Class 2..........      --          1.02%           --          1.02%
 Templeton Global Bond VIP Fund --
  Class 1.......................................      --          0.51%           --          0.51%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................      --          0.93%           --          0.93%
 Global Technology Portfolio....................      --          1.04%         0.00%         1.04%
 Janus Aspen Perkins Mid Cap Value
  Portfolio.....................................      --          0.87%         0.00%         0.87%
 Overseas Portfolio.............................      --          0.78%           --          0.78%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................      --          0.80%         0.00%         0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................      --          0.74%         0.00%         0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................      --          0.81%         0.00%         0.81%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................      --          0.85%         0.00%         0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................      --          0.72%         0.00%         0.72%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio................................      --          0.81%         0.00%         0.81%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......     0.08%        0.76%           --          0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................      --          0.64%           --          0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................      --          0.57%         0.01%         0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................      --          0.83%         0.02%         0.81%
 Invesco Mid Cap Value Portfolio -- Class B.....     0.04%        0.98%         0.02%         0.96%
 Invesco Small Cap Growth Portfolio --
  Class A+......................................      --          0.87%         0.01%         0.86%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................      --          0.78%           --          0.78%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
FUND                                                     FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 Lord Abbett Bond Debenture Portfolio --
  Class A..........................................    0.51%          --          0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B..........................................    0.07%         0.25%        0.01%
 MetLife Small Cap Value Portfolio --
  Class B+.........................................    0.74%         0.25%        0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A..........................................    0.86%          --          0.15%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A.............................    0.64%          --          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B..........................................    0.66%         0.25%        0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................    0.47%          --          0.09%
 Pioneer Fund Portfolio -- Class A.................    0.67%          --          0.05%
 Pioneer Strategic Income Portfolio --
  Class A..........................................    0.56%          --          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................    0.57%         0.25%        0.02%
 WMC Large Cap Research Portfolio --
  Class E..........................................    0.57%         0.15%        0.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock
  Portfolio -- Class A.............................    0.79%          --          0.08%
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%          --          0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.32%          --          0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%          --          0.02%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................    0.63%         0.25%        0.02%
 BlackRock Money Market Portfolio --
  Class A..........................................    0.34%          --          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.71%         0.10%        0.05%
 Jennison Growth Portfolio -- Class A..............    0.59%          --          0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%         0.25%        0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.06%         0.25%         --
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.05%         0.25%         --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.05%         0.25%        0.01%
 MetLife Mid Cap Stock Index Portfolio --
  Class A..........................................    0.25%          --          0.05%
 MetLife Stock Index Portfolio -- Class A..........    0.25%          --          0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%         0.20%        0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%          --          0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%          --          0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%          --          0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%          --          0.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+............................    0.60%         0.25%        0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%          --          0.02%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 Lord Abbett Bond Debenture Portfolio --
  Class A..........................................      --          0.55%         0.01%         0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B..........................................     0.68%        1.01%           --          1.01%
 MetLife Small Cap Value Portfolio --
  Class B+.........................................      --          1.02%         0.01%         1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A..........................................      --          1.01%         0.02%         0.99%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A.............................      --          0.69%         0.01%         0.68%
 Oppenheimer Global Equity Portfolio --
  Class B..........................................      --          0.99%         0.06%         0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................      --          0.56%         0.01%         0.55%
 Pioneer Fund Portfolio -- Class A.................      --          0.72%         0.05%         0.67%
 Pioneer Strategic Income Portfolio --
  Class A..........................................      --          0.62%           --          0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................      --          0.84%           --          0.84%
 WMC Large Cap Research Portfolio --
  Class E..........................................      --          0.75%         0.05%         0.70%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock
  Portfolio -- Class A.............................      --          0.87%         0.12%         0.75%
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................      --          0.28%         0.00%         0.28%
 BlackRock Bond Income Portfolio --
  Class A..........................................      --          0.35%         0.00%         0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................      --          0.71%         0.06%         0.65%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................      --          0.90%         0.03%         0.87%
 BlackRock Money Market Portfolio --
  Class A..........................................      --          0.37%         0.02%         0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................      --          0.86%         0.01%         0.85%
 Jennison Growth Portfolio -- Class A..............      --          0.62%         0.08%         0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................     0.52%        0.89%         0.02%         0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................     0.56%        0.87%           --          0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................     0.60%        0.90%           --          0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................     0.65%        0.96%           --          0.96%
 MetLife Mid Cap Stock Index Portfolio --
  Class A..........................................     0.01%        0.31%         0.00%         0.31%
 MetLife Stock Index Portfolio -- Class A..........      --          0.27%         0.01%         0.26%
 MFS(R) Total Return Portfolio -- Class F..........      --          0.80%           --          0.80%
 MFS(R) Value Portfolio -- Class A.................      --          0.72%         0.14%         0.58%
 MSCI EAFE(R) Index Portfolio -- Class A...........     0.01%        0.41%         0.00%         0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................      --          0.83%         0.00%         0.83%
 Russell 2000(R) Index Portfolio -- Class A........     0.05%        0.37%         0.01%         0.36%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+............................      --          0.88%         0.02%         0.86%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............      --          0.49%         0.01%         0.48%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 WMC Core Equity Opportunities
  Portfolio -- Class A..........................    0.70%          --          0.03%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................    1.00%          --          0.28%
 MFS(R) New Discovery Series....................    0.90%          --          0.06%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................    0.70%          --          0.07%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA....................................    0.67%          --          0.13%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio......................    0.43%         0.15%         --
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.....................................    0.74%         0.15%        0.04%
 PIMCO Long-Term U.S. Government
  Portfolio.....................................    0.48%         0.15%        0.02%
 PIMCO Low Duration Portfolio...................    0.50%         0.15%         --
 PIMCO Total Return Portfolio...................    0.50%         0.15%         --
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio............    0.65%         0.25%        0.06%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.............    0.69%         0.25%        0.19%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio......................    1.25%          --          0.05%
 Royce Small-Cap Portfolio......................    1.00%          --          0.05%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Emerging Markets Debt Portfolio................    0.75%          --          0.33%
 Emerging Markets Equity Portfolio..............    1.25%          --          0.45%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................    0.65%          --          0.29%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 WMC Core Equity Opportunities
  Portfolio -- Class A..........................      --          0.73%         0.11%         0.62%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series....................      --          1.28%         0.28%         1.00%
 MFS(R) New Discovery Series....................      --          0.96%         0.02%         0.94%
MFS(R) VARIABLE INSURANCE TRUST II -- INITIAL
 CLASS
 MFS(R) High Yield Portfolio....................      --          0.77%         0.05%         0.72%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA....................................      --          0.80%           --          0.80%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio......................     0.80%        1.38%         0.15%         1.23%
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio.....................................     0.13%        1.06%         0.13%         0.93%
 PIMCO Long-Term U.S. Government
  Portfolio.....................................      --          0.65%           --          0.65%
 PIMCO Low Duration Portfolio...................      --          0.65%           --          0.65%
 PIMCO Total Return Portfolio...................      --          0.65%           --          0.65%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio............      --          0.96%           --          0.96%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund.............      --          1.13%           --          1.13%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio......................     0.01%        1.31%           --          1.31%
 Royce Small-Cap Portfolio......................      --          1.05%           --          1.05%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Emerging Markets Debt Portfolio................      --          1.08%           --          1.08%
 Emerging Markets Equity Portfolio..............      --          1.70%         0.28%         1.42%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................      --          0.94%         0.05%         0.89%


+     Not available under all Policies. Availability depends on Policy issue date.



The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.


Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY



METLIFE INSURANCE COMPANY USA is a stock insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. The Company was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its domicile from Connecticut to Delaware on November 14, 2014. The Company is licensed to conduct life insurance business in all states of the United States except New York, and the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 11225 North Community House Road, Charlotte, North Carolina 28277.



                THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS



Under Delaware law, MetLife Insurance Company USA sponsors a separate account: the MetLife of CT Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.

The MetLife of CT Fund UL III for Variable Life Insurance was established on January 15, 1999 and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."


Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.


We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. MetLife Insurance Company USA is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment adviser to certain of the Funds offered with the Policy or with other variable life insurance policies issued through Fund UL III may be regulated as Commodity Pool Operators. While it does not concede that Fund UL III is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration as a pool operator under the CEA.


                                   THE FUNDS


The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)


Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Fund's investment return.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.



                FUND                           INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- --------------------------------
AB VARIABLE PRODUCTS SERIES FUND,
 INC.
AB VPS Global Thematic Growth        Seeks long-term growth of capital.      AllianceBernstein L.P.
 Portfolio -- Class B
AB VPS Intermediate Bond             Seeks to generate income and price      AllianceBernstein L.P.
 Portfolio -- Class A                appreciation without assuming what
                                     the Adviser considers undue risk.
AB VPS International Value           Seeks long-term growth of capital.      AllianceBernstein L.P.
 Portfolio -- Class A
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income         Invesco Advisers, Inc.
 Series II                           through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Government Securities   Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund -- Series I                    current income and capital
                                     appreciation.
Invesco V.I. International Growth    Seeks long-term growth of capital.      Invesco Advisers, Inc.
 Fund -- Series I
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC. -- CLASS I
VP Capital Appreciation Fund         Seeks capital growth.                   American Century Investment
                                                                             Management, Inc.
VP Ultra(R) Fund                     Seeks long-term capital growth.         American Century Investment
                                                                             Management, Inc.
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund             Seeks as high a level of current        Capital Research and Management
                                     income as is consistent with the        Company
                                     preservation of capital.
American Funds Global Growth         Seeks long-term growth of capital.      Capital Research and Management
 Fund                                                                        Company
American Funds Global Small          Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                         Company
American Funds Growth Fund           Seeks growth of capital.                Capital Research and Management
                                                                             Company
American Funds Growth-Income         Seeks long-term growth of capital       Capital Research and Management
 Fund                                and income.                             Company
American Funds High-Income Bond      Seeks a high level of current income.   Capital Research and Management
 Fund                                Its secondary investment objective is   Company
                                     capital appreciation.
American Funds International Fund    Seeks long-term growth of capital.      Capital Research and Management
                                                                             Company
American Funds New World Fund(R)     Seeks long-term capital appreciation.   Capital Research and Management
                                                                             Company

                  FUND                             INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
---------------------------------------- --------------------------------------- --------------------------------
American Funds                           Seeks a high level of current income    Capital Research and Management
 U.S. Government/AAA-Rated               consistent with preservation of         Company
 Securities Fund                         capital.
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value          Seeks capital appreciation.             Delaware Management Company
 Series
DREYFUS VARIABLE INVESTMENT FUND --
 INITIAL SHARES
Appreciation Portfolio                   Seeks long-term capital growth          The Dreyfus Corporation
                                         consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                                         capital. Its secondary goal is current
                                         income.
International Value Portfolio            Seeks long-term capital growth.         The Dreyfus Corporation
Opportunistic Small Cap Portfolio        Seeks capital growth.                   The Dreyfus Corporation
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS
Contrafund(R) Portfolio -- Service       Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                         Company
                                                                                 Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial       Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                   will also consider the potential for    Company
                                         capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                         is to achieve a yield which exceeds
                                         the composite yield on the securities
                                         comprising the S&P 500(R) Index.
Freedom 2010 Portfolio -- Initial        Seeks high total return with a          Strategic Advisers, Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2015 Portfolio -- Initial        Seeks high total return with a          Strategic Advisers, Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2020 Portfolio -- Initial        Seeks high total return with a          Strategic Advisers, Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2025 Portfolio -- Initial        Seeks high total return with a          Strategic Advisers, Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Freedom 2030 Portfolio -- Initial        Seeks high total return with a          Strategic Advisers, Inc.
 Class                                   secondary objective of principal
                                         preservation as the fund approaches
                                         its target date and beyond.
Growth & Income Portfolio --             Seeks high total return through a       Fidelity Management & Research
 Service Class 2                         combination of current income and       Company
                                         capital appreciation.                   Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial Class   Seeks a high level of current income,   Fidelity Management & Research
                                         while also considering growth of        Company
                                         capital.                                Subadviser: FMR Co., Inc.

                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
Index 500 Portfolio -- Initial Class    Seeks investment results that           Fidelity Management & Research
                                        correspond to the total return of       Company
                                        common stocks publicly traded in        Subadvisers: FMR Co., Inc.; Geode
                                        the United States, as represented by    Capital Management, LLC
                                        the S&P 500(R) Index.
Investment Grade Bond Portfolio --      Seeks as high a level of current        Fidelity Management & Research
 Service Class                          income as is consistent with the        Company
                                        preservation of capital.                Subadviser: Fidelity Investments
                                                                                Money Management, Inc.
Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service Class 2   Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
Franklin Mutual Global Discovery        Seeks capital appreciation.             Franklin Mutual Advisers, LLC
 VIP Fund -- Class 2
Franklin Small-Mid Cap Growth VIP       Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund -- Class 2+
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund -- Class 2
Templeton Foreign VIP Fund --           Seeks long-term capital growth.         Templeton Investment Counsel, LLC
 Class 2
Templeton Global Bond VIP Fund --       Seeks high current income,              Franklin Advisers, Inc.
 Class 1                                consistent with preservation of
                                        capital, with capital appreciation as
                                        a secondary consideration.
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
Global Technology Portfolio             Seeks long-term growth of capital.      Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value       Seeks capital appreciation.             Janus Capital Management LLC
 Portfolio                                                                      Subadviser: Perkins Investment
                                                                                Management LLC
Overseas Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
 Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of        Legg Mason Partners Fund Advisor, LLC
 Strategy Portfolio                     dividend income and long-term           Subadviser: ClearBridge Investments,
                                        capital appreciation.                   LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor, LLC
 Value Portfolio                       Current income is a secondary            Subadviser: ClearBridge Investments,
                                       objective.                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.          Legg Mason Partners Fund Advisor, LLC
 Yield Bond Portfolio                                                           Subadvisers: Western Asset
                                                                                Management Company; Western Asset
                                                                                Management Company Limited;
                                                                                Western Asset Management Company
                                                                                Pte. Ltd.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment                   Management, Inc.
                                       management.
Clarion Global Real Estate             Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing     MetLife Advisers, LLC
 Class B                               in equity securities of mid-sized        Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A+                                                          Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets           Seeks high total investment return       MetLife Advisers, LLC
 Portfolio -- Class A                  through a combination of capital         Subadviser: Loomis, Sayles &
                                       appreciation and income.                 Company, L.P.
Lord Abbett Bond Debenture             Seeks high current income and the        MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation     Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Asset Allocation 100           Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Class B+                                                                       Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated
MFS(R) Emerging Markets Equity         Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Morgan Stanley Investment
                                                                                Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.

                  FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
PIMCO Inflation Protected Bond          Seeks maximum real return,               MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of          Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital      MetLife Advisers, LLC
                                        growth.                                  Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
METROPOLITAN SERIES FUND
Baillie Gifford International Stock     Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Baillie Gifford Overseas
                                                                                 Limited
Barclays Aggregate Bond Index           Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                   Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                 Management, LLC
BlackRock Bond Income Portfolio --      Seeks a competitive total return         MetLife Advisers, LLC
 Class A                                primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market                  Seeks a high level of current income     MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital                    MetLife Advisers, LLC
 Class D                                appreciation.                            Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class A    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20             Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.
MetLife Asset Allocation 60             Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                   of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
MetLife Asset Allocation 80             Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B

                  FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
MetLife Mid Cap Stock Index             Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                   Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                        Composite Stock Price Index.             Management, LLC
MetLife Stock Index Portfolio --        Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                        Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio --        Seeks a favorable total return through   MetLife Advisers, LLC
 Class F                                investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Value Portfolio -- Class A       Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
MSCI EAFE(R) Index Portfolio --         Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                 Management, LLC
Neuberger Berman Genesis                Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class A                   principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                 Management LLC
Russell 2000(R) Index Portfolio --      Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                 Management, LLC
T. Rowe Price Large Cap Growth          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B+                                                           Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Western Asset Management                Seeks to maximize total return           MetLife Advisers, LLC
 U.S. Government Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A                                capital and maintenance of liquidity.    Management Company
WMC Core Equity Opportunities           Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class A                   income over time and, secondarily,       Subadviser: Wellington Management
                                        long-term capital appreciation and       Company LLP
                                        current income.
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
MFS(R) Global Equity Series             Seeks capital appreciation.              Massachusetts Financial Services
                                                                                 Company
MFS(R) New Discovery Series             Seeks capital appreciation.              Massachusetts Financial Services
                                                                                 Company
MFS(R) VARIABLE INSURANCE TRUST II --
 INITIAL CLASS
MFS(R) High Yield Portfolio             Seeks total return with an emphasis      Massachusetts Financial Services
                                        on high current income, but also         Company
                                        considering capital appreciation.
OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small Cap       Seeks capital appreciation.              OFI Global Asset Management, Inc.
 Fund(R)/VA                                                                      Subadviser: OppenheimerFunds, Inc.

                 FUND                           INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- -------------------------------------
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio             Seeks maximum real return                Pacific Investment Management
                                      consistent with preservation of real     Company LLC
                                      capital and prudent investment           Subadviser: Research Affiliates, LLC
                                      management.
PIMCO CommodityRealReturn(R)          Seeks maximum real return,               Pacific Investment Management
 Strategy Portfolio                   consistent with prudent investment       Company LLC
                                      management.
PIMCO Long-Term U.S. Government       Seeks maximum total return,              Pacific Investment Management
 Portfolio                            consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIMCO Low Duration Portfolio          Seeks maximum total return,              Pacific Investment Management
                                      consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIMCO Total Return Portfolio          Seeks maximum total return,              Pacific Investment Management
                                      consistent with preservation of          Company LLC
                                      capital and prudent investment
                                      management.
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT International Value Fund    Seeks capital growth. Current            Putnam Investment Management, LLC
                                      income is a secondary objective.         Subadviser: The Putnam Advisory
                                                                               Company, LLC
ROYCE CAPITAL FUND -- INVESTMENT
 CLASS
Royce Micro-Cap Portfolio             Seeks long-term growth of capital.       Royce & Associates, LLC
Royce Small-Cap Portfolio             Seeks long-term growth of capital.       Royce & Associates, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Emerging Markets Debt Portfolio       Seeks high total return by investing     Morgan Stanley Investment
                                      primarily in fixed income securities     Management Inc.
                                      of government and
                                      government-related issuers and, to a
                                      lesser extent, of corporate issuers in
                                      emerging market countries.
Emerging Markets Equity Portfolio     Seeks long-term capital appreciation     Morgan Stanley Investment
                                      by investing primarily in                Management Inc.
                                      growth-oriented equity securities of     Subadvisers: Morgan Stanley
                                      issuers in emerging market countries.    Investment Management Company;
                                                                               Morgan Stanley Investment
                                                                               Management Limited

                FUND                         INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------- ------------------------------
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and        1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.


+     Not available under all Policies. Availability depends on Policy issue date.


                                 VOTING RIGHTS


The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.


                             CONFLICTS OF INTEREST


The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.


                               THE FIXED ACCOUNT
                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.



                         POLICY CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

   o the ability for you to make withdrawals and surrenders under the Policies;

   o   the ability for you to obtain a loan under the Policies;

   o   the Death Benefit paid on the death of the Insured;

   o making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

   o administration of the various elective options available under the Policies; and

   o   the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

   o expenses associated with underwriting applications and increases in the Stated Amount;

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

   o sales and marketing expenses including commission payments to your sales agent; and

   o   other costs of doing business.

RISKS we assume include:

   o that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

   o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.


                            CHARGES AGAINST PREMIUM

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

   o FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.


                        SALES EXPENSE CHARGES            SALES EXPENSE CHARGES
                         ON A CURRENT BASIS              ON A GUARANTEED BASIS
                   -------------------------------   ------------------------------
                    UP TO TARGET     ABOVE TARGET     UP TO TARGET     ABOVE TARGET
  POLICY YEARS         PREMIUM          PREMIUM          PREMIUM         PREMIUM
----------------   --------------   --------------   --------------   -------------
  Years 1 -- 2         7.0%             2.25%             12%              8%
  Years 3 -- 7         6.0%             2.25%             12%              8%
    Years 8+           3.5%             2.25%             12%              8%

Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.


                         CHARGES AGAINST CONTRACT VALUE

MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, (3) Monthly Sales Expense Charge and (4) charges for any Rider. These are described below.

   o COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT

       INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

   o There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

   o The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

   o POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. Guaranteed not to exceed $10 per month.

   o MONTHLY SALES EXPENSE CHARGE: Except for Policies issued on or after January 1, 2009, for which the current charge is $0, the current and guaranteed maximum Monthly Sales Expense Charge is a monthly rate per thousand equal to $0.10 times the percentage of initial base Stated Amount. This monthly rate is applied to the greater of (1) and (2) where
       (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase.

   o MONTHLY SALES LOAD (FOR THE INSURED TERM RIDER, IF APPLICABLE): The guaranteed maximum Monthly Sales Load is a monthly rate per thousand equal to $0.10 times the percentage of initial term Stated Amount. This monthly rate is applied to the greater of (1) and (2) where (1) is equal to 6 times first year premium and (2) is equal to the lesser of (a) and
       (b) where (a) is equal to the initial total Stated Amount and (b) is equal to the product of (i) initial total Death Benefit, (ii) the target premium factor per thousand (see Appendix C) and (iii) 2%. This charge applies for 20 years from the effective date of the total initial Stated Amount and any increases in coverage. Any increase in coverage after the original issue date will be assessed a charge for 20 years from the effective date of the increase. The current Monthly Sales Load is $0.

   o CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

   o   SURRENDER CHARGES: There is no surrender charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT
             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.


                  M&E CHARGE ON A     M&E CHARGE ON A
                   CURRENT BASIS      GUARANTEED BASIS
 POLICY YEARS         (ANNUAL)            (ANNUAL)
--------------   -----------------   -----------------
     1-25             0.20%                0.75%
   Years 26+          0.05%                0.75%

                                  FUND CHARGES


Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.


                MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES


We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.



                               POLICY DESCRIPTION
--------------------------------------------------------------------------------
The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to.
The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                             APPLYING FOR A POLICY


To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

   o   Requested Stated Amount (minimum of $50,000)

   o   Death Benefit Option

   o   Beneficiary

   o   Investment Option selections, and

   o   Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

   o Guaranteed Issue -- requires the least evidence of insurability and rating classification.

   o Simplified Underwriting -- requires more evidence of insurability and rating classification.

   o Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.


                       RIGHT TO CANCEL (FREE LOOK PERIOD)


An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of:

    (1)   10 days after delivery of the Policy to the Policy Owner, or

    (2)   45 days of completion of the Policy application, or

    (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant, whichever is later, or

    (4)   later if required by state law.

Depending on state law, we will refund either:

    (1)   All Premium Payments less any Outstanding Loans, or

    (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.


                              WHEN COVERAGE BEGINS


Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date or the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE `SECTION 1035' EXCHANGES


You can generally exchange one life insurance policy for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


                            OWNERSHIP/POLICY RIGHTS


The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

   o   Assigning the Policy

       The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.

   o   Receiving the Maturity Benefit

       If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

           1.  Outstanding Loan;

           2.  Monthly Deduction Amount due but not paid; and

           3. Amount payable to an assignee under a collateral assignment of the Policy.

       Upon maturity, insurance ends and we have no further obligation under the Policy.

   o   Changing or Revoking a Beneficiary

       The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

       Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

   o   Decreases in the Stated Amount of Insurance

       You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

           1.  against the most recent increase in the Stated Amount;

           2.  to other increases in the reverse order in which they occurred;
               and

           3.  to the initial Stated Amount.

       A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

       We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

   o   Changing the Death Benefit Option

       After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible:
       Options 1-2, Options 2-1 and Options 3-1.

       If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

       It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

   o Increases in the Stated Amount (requires additional underwriting approval)

       You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability. Any increase in Stated Amount (whether from a request by you or from a change in the Death Benefit) will result in overall higher cost of insurance charges and the cost of insurance charges associated with the increase amount may be higher than the cost of insurance charges associated with the original Stated Amount in consideration of the attained age of the Insured at the time the increase is requested. . The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

       If you have added the Insured Term Rider to the Policy, and you request an increase in Stated Amount, the increase will be effected by increasing both the Insured Term Rider Stated Amount and the base Policy Stated Amount, so that the ratio of the Insured Term Rider Stated Amount to the base Policy Stated Amount is the same before and after the increase. If you have added the Adjustable Term Insurance Rider to the Policy and you request an increase in Stated Amount, the increase will be effected solely through an increase in the Stated Amount of the Adjustable Term Insurance Rider. The Stated Amount of the base Policy may not be increased. This means that an increase in insurance coverage under a Policy with the Adjustable Term Insurance Rider may be less expensive than an equivalent increase in coverage under a Policy with the Insured Term Rider. This is due to the fact that the Monthly Sales Expense Charge will not apply to any portion of the increase under a Policy with the Adjustable Term Insurance Rider since this charge does not currently apply to term insurance coverage. The Monthly Sales Expense Charge would apply to an increase in coverage under a Policy with the Insured Term Rider because some portion of the increase would have to be provided through an increase in the base Policy Stated Amount. In addition, as a result of this increase in base Policy Stated Amount, a higher Front-End Sales Expense Charge will be imposed on a portion of the premium as described in the "Fee Table - Transaction Fees." Lastly, the current cost of insurance charge for an increase in coverage under the Adjustable Term Insurance Rider is determined differently than for an increase in coverage under the Insured Term Rider. As a result, the current cost of insurance charge under the Adjustable Term Insurance Rider will be higher in some Policy Years, and lower in other Policy Years, than the current cost of insurance charge under the Insured Term Rider.

       We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.



                                    PREMIUMS
--------------------------------------------------------------------------------
               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS


The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:


   o mailing a check, payable to MetLife Insurance Company USA, to: MetLife Insurance Company USA, Specialized Benefit Resources, at our Administrative Office;


   o by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

   o   by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.


                         ALLOCATION OF PREMIUM PAYMENTS


During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.



                            VALUES UNDER YOUR POLICY
--------------------------------------------------------------------------------
                                 CONTRACT VALUE


Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.


                          INVESTMENT OPTION VALUATION


The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.


We determine the NET INVESTMENT FACTOR for any Valuation Period using the following   a
                                                                                     --
  equation:                                                                             - c
                                                                                      b

A is:

    1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

    2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

    3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

    1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

    2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.


                            FIXED ACCOUNT VALUATION


The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

    a. Net Premium Payments allocated to the Fixed Account since the preceding day

    b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

    c.  Interest credited to the Fixed Account since the preceding day,

     minus:

    d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

    e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

    f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

    g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

    h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.


                             LOAN ACCOUNT VALUATION


When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-20, and 4.85% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.



                                   TRANSFERS
--------------------------------------------------------------------------------
                          TRANSFERS OF CONTRACT VALUE


Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange
(NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


RESTRICTIONS ON TRANSFERS

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds, that is:


Invesco V.I. International Growth Fund
AB VPS Global Thematic Growth Portfolio
AB VPS International Value Portfolio

American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds New World Fund(R)
Delaware VIP(R) Small Cap Value Series
Dreyfus International Value Portfolio
Dreyfus Opportunistic Small Cap Portfolio
Fidelity(R) VIP High Income Portfolio
Fidelity(R) VIP Overseas Portfolio
Franklin Mutual Global Discovery VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Janus Aspen Global Technology Portfolio
Janus Aspen Overseas Portfolio
Western Asset Variable Global High Yield Bond Portfolio
BlackRock High Yield Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Markets Portfolio
Lord Abbett Bond Debenture Portfolio

MetLife Small Cap Value Portfolio

MFS(R) Emerging Markets Equity Portfolio
Oppenheimer Global Equity Portfolio

Pioneer Strategic Income Portfolio

Baillie Gifford International Stock Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Russell 2000(R) Index Portfolio
MFS(R) Global Equity Series
MFS(R) New Discovery Series
MFS(R) High Yield Portfolio
Oppenheimer Main Street Small Cap Fund(R)/VA
Putnam VT International Value Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
UIF Emerging Markets Debt Portfolio
UIF Emerging Markets Equity Portfolio

(the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine, if for each category of international, small-cap and high-yield Funds, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies within a `plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single policy owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Funds except where the manager of a particular Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.


  TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. It is important to note that since we are enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon.


  TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT


Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.


                      DOLLAR-COST AVERAGING (DCA PROGRAM)


You may establish automated transfers of CONTRACT VALUE on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of CONTRACT VALUE to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the CONTRACT VALUE, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.


                             PORTFOLIO REBALANCING

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to return your allocation percentages for the Investment Options to the allocation percentages you originally selected. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus (b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:


 ATTAINED AGE
  OF INSURED     PERCENTAGE
-------------   -----------
     0-40           250
      45            215
      50            185
      55            150
      60            130
      65            120
      70            115
   75 -- 90         105
   95 -- 99         101
      100           100

Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.


                             DEATH BENEFIT EXAMPLES


The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.


                        OPTION 1 -- LEVEL DEATH BENEFIT


In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).


                       OPTION 2 -- VARIABLE DEATH BENEFIT


In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).


                       OPTION 3 -- ANNUAL INCREASE OPTION


In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).


                       CHANGING THE DEATH BENEFIT OPTION


After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:

       Option 1 to 2

       Option 2 to 1

       Option 3 to 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.


                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                              BENEFITS AT MATURITY
--------------------------------------------------------------------------------
If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.



                                 OTHER BENEFITS
--------------------------------------------------------------------------------
                                EXCHANGE OPTION


Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.


              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)


You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.


                          CASH VALUE ENHANCEMENT RIDER


You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.



                               POLICY SURRENDERS
--------------------------------------------------------------------------------
You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")


                                 FULL SURRENDER


You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.


                               PARTIAL SURRENDER


You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.

                                  POLICY LOANS
--------------------------------------------------------------------------------
While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")


                                LOAN CONDITIONS


   o You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

   o The loan request must be at least $500, except where state law requires a different minimum.

   o To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

   o We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

   o Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-20 and 4.85% in years 21 and later.

   o We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

   o You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

   o Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

   o As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on your current Premium Payment allocation percentages. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

   o We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

   o If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")


                                EFFECTS OF LOANS


A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.



                            LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------
                                     LAPSE


Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.


                                  GRACE PERIOD

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.


                                 REINSTATEMENT

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

    (1) the Policy was not surrendered for cash and it is before the Maturity Date;

    (2)   you furnish us with acceptable evidence of insurability;

    (3)   you pay all past due Monthly Deduction Amounts;

    (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

    (5)   you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The
Company cannot guarantee that those laws or interpretations will remain unchanged.


IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL OR FOREIGN TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.



                      POTENTIAL BENEFITS OF LIFE INSURANCE


Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

   o INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o   A definition of a life insurance contract.

   o   Diversification requirements for separate account assets.

   o Limitations on policy owner's control over the assets in a separate account.

   o Guidelines to determine the maximum amount of premium that may be paid into a policy.

   o   Limitations on withdrawals from a policy.

   o Qualification testing for all life insurance policies that have cash value features.


                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS


The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.


The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a Policy Owner that is a non-natural person, such as a corporation.


If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS


Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal adviser before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.


BUSINESS USES OF POLICY


Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.




                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the

Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES


The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.


                           TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.


                            ALTERNATIVE MINIMUM TAX


Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.


                          DISTRIBUTION & COMPENSATION
--------------------------------------------------------------------------------
                                  DISTRIBUTION


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDC does not retain any fees under the Policies; however, MLIDC may receive 12b-1 fees from the Funds.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, New York 10036. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

                                  COMPENSATION


Broker-dealers having selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDC may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Policy Charges and Deductions -- Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, MLIDC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Management Inc. and MetLife Advisers, LLC. MetLife Advisers LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.


SALE OF VARIABLE LIFE INSURANCE BY THE COMPANY'S AFFILIATE. The Company and MLIDC may offer the Policies through its affiliated broker-dealer MetLife Securities, Inc. ("MSI"). The compensation paid to MSI for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. MSI pays its registered representatives all or a portion of the commissions received for their sales of Policies; MSI may retain a portion of commissions. The amount MSI passes on to its registered representatives is determined in accordance with its internal compensation programs. These programs may also include other types of cash compensation, such as bonuses and expense allowances, equity awards (such as stock options), training allowances, supplementary compensation, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold and serviced, these registered representatives have an incentive to favor the sale of proprietary products. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives, so these managers also have an incentive to favor the sale of proprietary products over products issued by non-affiliates.


MetLife registered representatives receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. The percentage is determined by a sliding-scale formula that takes into consideration the total amount of premiums and purchase payments applied to proprietary and non-proprietary products that the registered representative sells and services. The percentage could be as high as 100%. MSI registered representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



                            OTHER POLICY INFORMATION
--------------------------------------------------------------------------------
                             VALUATION AND PAYMENT


You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.


              SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT


We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

    (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

    (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

                               POLICY STATEMENTS


We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

   o   the Contract Value, Stated Amount and Amount Insured;

   o   the date and amount of each Premium Payment;

   o   the date and amount of each Monthly Deduction;

   o the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

   o   the date and amount of any partial surrenders;

   o   the annualized cost of any Riders purchased under the Policy; and

   o a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.


                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION


The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.


                         MISSTATEMENT AS TO SEX AND AGE

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.


                                 POLICY CHANGES

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:


WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:

   o   increases in the Stated Amount of insurance


WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

   o   decreases in the Stated Amount of insurance

   o   changing the Death Benefit option

   o   changes to the way your Premiums Payments are allocated

   o   changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.



                                 CYBERSECURITY

Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.




                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.



                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, MetLife of CT Fund UL III for Variable Life Insurance, and the financial statements of the Company, are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Policies.

                                   APPENDIX A
--------------------------------------------------------------------------------
               GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS


ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

ADMINISTRATIVE OFFICE -- the administrative office of the Company located at MetLife - Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.

AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.


ANDESA SERVICES, INC. -- the third party administrator for this product, located at 6575 Snowdrift Road, Suite 108, Allentown, PA, 18106.


BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.


COMPANY (ISSUING COMPANY) -- MetLife Insurance Company USA.


CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.


HOME OFFICE -- the home office of the Company located at 11225 North Community House Road, Charlotte, North Carolina 28277.


INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.


INSURANCE COMPANY -- MetLife Insurance Company USA.


INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- MetLife Insurance Company USA.


LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (COVERAGE AMOUNT) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY -- Corporate Owned Variable Universal Life Insurance IV, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY -- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.


WE, US, OUR -- MetLife Insurance Company USA.


YOU, YOUR -- the owner(s) of the Policy.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION REGARDING FUNDS



Certain Funds were subject to a name change or reorganization. The chart below identifies the former name and new name of each of these Funds, and where applicable, the former name and new name of the trust of which the Fund is a part.


NAME CHANGES




                 FORMER FUND/TRUST NAME                                NEW FUND/TRUST NAME
------------------------------------------------------- -------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.   AB VARIABLE PRODUCTS SERIES FUND, INC.
 AllianceBernstein Global Thematic Growth Portfolio     AB VPS Global Thematic Growth Portfolio
 AllianceBernstein Intermediate Bond Portfolio          AB VPS Intermediate Bond Portfolio
 AllianceBernstein International Value Portfolio        AB VPS International Value Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST               LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Equity Income Portfolio           ClearBridge Variable Dividend Strategy Portfolio
MET INVESTORS SERIES TRUST                              MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio                 MetLife Small Cap Value Portfolio



FUND REORGANIZATION

The following former Fund was reorganized into the new Fund.




                FORMER FUND/TRUST                                 NEW FUND/TRUST
------------------------------------------------ ------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Investment Counsel Variable Social   1919 Variable Socially Responsive Balanced Fund
  Awareness Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

                          (IF AVAILABLE IN YOUR STATE)


  AGE       MALE        FEMALE       UNISEX
------   ----------   ----------   ---------
  20     20.75046     17.76811     20.15660
  21     21.43931     18.41151     20.83692
  22     22.15540     19.07822     21.54229
  23     22.89985     19.77061     22.27547
  24     23.67203     20.49002     23.03759
  25     24.47303     21.23587     23.82807
  26     25.30237     22.00956     24.64648
  27     26.15803     22.81058     25.49061
  28     27.04391     23.64019     26.36478
  29     27.96810     24.49974     27.27515
  30     28.93223     25.39050     28.22519
  31     29.93846     26.31420     29.21513
  32     30.98879     27.26929     30.24699
  33     32.08244     28.25862     31.31966
  34     33.21998     29.28066     32.43372
  35     34.40231     30.33542     33.58984
  36     35.62875     31.42269     34.78864
  37     36.89887     32.54581     36.02937
  38     38.21380     33.70666     37.31331
  39     39.57333     34.90869     38.64156
  40     40.98082     36.15456     40.01542
  41     42.43483     37.44393     41.43655
  42     43.93497     38.77792     42.90320
  43     45.47934     40.15795     44.41354
  44     47.06408     41.58437     45.96532
  45     48.68721     43.05748     47.55816
  46     50.35153     44.57635     49.19205
  47     52.05909     46.14015     50.86933
  48     53.82129     47.74978     52.60081
  49     55.65264     49.40329     54.39601
  50     57.55331     51.10045     56.25603
  51     59.52395     52.84293     58.18077
  52     61.56006     54.62786     60.16500
  53     63.65497     56.45561     62.20607
  54     65.80535     58.32662     64.29880
  55     68.00239     60.24140     66.43654
  56     70.24448     62.19765     68.61843
  57     72.53540     64.19326     70.84671
  58     74.89684     66.22932     73.13829
  59     77.34745     68.30904     75.50944
  60     79.88828     70.43886     77.96041
  61     82.50695     72.62267     80.48453
  62     85.18613     74.86294     83.06646
  63     87.90817     77.16453     85.69409
  64     90.67166     79.53113     88.36535

  AGE        MALE         FEMALE       UNISEX
------   -----------   -----------   ----------
  65      93.48089      81.96817      91.08574
  66      96.35338      84.48046      93.86943
  67      99.31975      87.07340      96.74203
  68     102.40600      89.75142      99.72414
  69     105.64164      92.52270     102.84177
  70     109.04977      95.39222     106.11045
  71     112.63969      98.36063     109.53631
  72     116.38886     101.42742     113.10176
  73     120.28963     104.60168     116.80131
  74     124.39784     107.89189     120.67888
  75     128.76831     111.31764     124.77812
  76     133.45523     114.90649     129.14242
  77     138.49658     118.69317     133.80624
  78     143.89584     122.71355     138.77520
  79     149.64681     127.01309     144.04965
  80     155.77273     131.63730     149.65179

                                   APPENDIX D
--------------------------------------------------------------------------------
                      CASH VALUE ACCUMULATION TEST FACTORS

                          (IF AVAILABLE IN YOUR STATE)


 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      20         796.856%     902.894%     796.856%
      21         770.878%     871.381%     770.878%
      22         745.677%     840.968%     745.677%
      23         721.181%     811.562%     721.181%
      24         697.376%     783.122%     697.376%
      25         674.290%     755.675%     674.290%
      26         651.938%     729.176%     651.938%
      27         630.362%     703.635%     630.362%
      28         609.463%     679.010%     609.463%
      29         589.127%     655.262%     589.127%
      30         569.320%     632.357%     569.320%
      31         550.066%     610.257%     550.066%
      32         531.358%     588.984%     531.358%
      33         513.231%     568.474%     513.231%
      34         495.687%     548.742%     495.687%
      35         478.726%     529.769%     478.726%
      36         462.344%     511.538%     462.344%
      37         446.549%     493.984%     446.549%
      38         431.325%     477.072%     431.325%
      39         416.657%     460.756%     416.657%
      40         402.531%     445.006%     402.531%
      41         388.928%     429.826%     388.928%
      42         375.852%     415.200%     375.852%
      43         363.297%     401.115%     363.297%
      44         351.258%     387.562%     351.258%
      45         339.716%     374.532%     339.716%
      46         328.651%     362.023%     328.651%
      47         318.032%     350.027%     318.032%
      48         307.803%     338.525%     307.803%
      49         297.926%     327.511%     297.926%
      50         288.403%     316.969%     288.403%
      51         279.237%     306.875%     279.237%
      52         270.441%     297.224%     270.441%
      53         262.012%     287.995%     262.012%
      54         253.952%     279.168%     253.952%
      55         246.259%     270.721%     246.259%
      56         238.921%     262.644%     238.921%
      57         231.917%     254.922%     231.917%
      58         225.204%     247.535%     225.204%
      59         218.752%     240.457%     218.752%
      60         212.561%     233.663%     212.561%
      61         206.635%     227.134%     206.635%
      62         200.988%     220.859%     200.988%
      63         195.616%     214.823%     195.616%
      64         190.506%     209.017%     190.506%

 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      65         185.637%     203.431%     185.637%
      66         180.985%     198.056%     180.985%
      67         176.526%     192.887%     176.526%
      68         172.243%     187.918%     172.243%
      69         168.122%     183.143%     168.122%
      70         164.158%     178.556%     164.158%
      71         160.357%     174.158%     160.357%
      72         156.733%     169.949%     156.733%
      73         153.291%     165.919%     153.291%
      74         150.012%     162.063%     150.012%
      75         146.885%     158.372%     146.885%
      76         155.141%     155.141%     155.141%
      77         152.556%     152.556%     152.556%
      78         150.067%     150.067%     150.067%
      79         147.665%     147.665%     147.665%
      80         145.630%     145.630%     145.630%
      81         143.404%     143.404%     143.404%
      82         141.307%     141.307%     141.307%
      83         139.321%     139.321%     139.321%
      84         137.428%     137.428%     137.428%
      85         130.271%     130.271%     130.271%
      86         128.604%     128.604%     128.604%
      87         127.012%     127.012%     127.012%
      88         125.528%     125.528%     125.528%
      89         124.135%     124.135%     124.135%
      90         122.791%     122.791%     122.791%
      91         121.378%     121.378%     121.378%
      92         119.851%     119.851%     119.851%
      93         118.274%     118.274%     118.274%
      94         116.681%     116.681%     116.681%
      95         115.085%     115.085%     115.085%
      96         113.438%     113.438%     113.438%
      97         111.634%     111.634%     111.634%
      98         109.478%     109.478%     109.478%
      99         106.779%     106.779%     106.779%

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company USA, Specialized Benefit Resources, 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.


To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Number: 811-09215




Book 92                                                                   5/15

            CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY
         CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
               CORPORATE OWNED VARIABLE UNIVERSAL LIFE III POLICY
                            CORPORATE SELECT POLICY
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                                     (SAI)
                                     DATED

                                  MAY 1, 2015

                                      FOR
             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA

                                  (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and MetLife Insurance Company USA. You should read this SAI in conjunction with the prospectuses dated May 1, 2015 for the Corporate Owned Variable Universal Life Insurance Policies ("the Policies"). The defined terms used in this SAI are as defined in the prospectus.


Copies of the prospectuses may be obtained by writing to MetLife-Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or by calling 1-908-253-1400 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                                         MIC-Book-49-50-51-79-92

                               TABLE OF CONTENTS


                                                            PAGE
                                                           -----
GENERAL INFORMATION AND HISTORY...........................    3
 The Depositor............................................    3
 State Regulation.........................................    3
 The Registrant...........................................    3
 Registration Statement...................................    3
 The Custodian............................................    3
UNDERWRITING AND DISTRIBUTION AGREEMENTS..................    3
 Distribution and Principal Underwriting Agreement........    3
 Compensation.............................................    4
VALUATION OF ASSETS.......................................    4
 Investment Options.......................................    4
 The Contract Value.......................................    4
 Accumulation Unit Value..................................    5
CALCULATION OF MONEY MARKET YIELD.........................    5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES...............    5
 Special Purchase Plans...................................    5
 Underwriting Procedures..................................    5
 Increases and Decreases in Stated Amount.................    6
ADDITIONAL FEDERAL TAX CONSIDERATIONS.....................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............    6
Financial Statements......................................    1

                        GENERAL INFORMATION AND HISTORY


THE DEPOSITOR. MetLife Insurance Company USA, ("MetLife USA" or the "Company") is a stock insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities, employee benefits and asset management, serving 100 million customers. Through its affiliates and subsidiaries, MetLife, Inc. holds leading market positions in the United States, Japan, Asia, Europe and the Middle East. MetLife USA's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277

STATE REGULATION. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Insurance Commissioner of the state of Delaware (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.


The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE REGISTRANT. MetLife Insurance Company USA sponsors a separate account:
MetLife of CT Fund UL III for Variable Life Insurance (Fund UL III). Fund UL III was established on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.


REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years.

                         MLIDC UNDERWRITING COMMISSIONS




              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                     TO MLIDC BY THE          COMMISSIONS RETAINED BY
    YEAR                 COMPANY                       MLIDC
------------ ------------------------------- ------------------------
 2014........$2,203,290                      $0
 2013........$1,885,778                      $0
 2012........$2,160,106                      $0


The Policies are offered on a continuous basis. MLIDC enters into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and MLIDC from the Funds.


                              VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.


                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 /7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.


                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 2001 Commissioners Standard Ordinary Mortality Tables for Policies issued on or after January 1, 2009. For Policies issued prior to January 1, 2009, guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the

1980 Commissioners Ordinary Mortality Table B, which is used for unisex cost of insurance rates. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may affect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.


                     ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of
Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL III for Variable Life Insurance included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, MetLife of CT Fund UL III for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA, follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policy and should not be considered as bearing on the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
MetLife of CT Fund UL III for Variable Life Insurance and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Investment Options listed in Note 2.A. as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                            ALLIANCEBERNSTEIN
                                             GLOBAL THEMATIC       ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN     AMERICAN CENTURY VP
                                                 GROWTH            INTERMEDIATE BOND      INTERNATIONAL VALUE   CAPITAL APPRECIATION
                                            INVESTMENT OPTION      INVESTMENT OPTION       INVESTMENT OPTION      INVESTMENT OPTION
                                          --------------------   --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value...........   $              4,524   $              6,387    $             24,347   $          7,185,966
   Accrued dividends...................                     --                     --                      --                     --
   Due from MetLife Insurance
     Company USA.......................                     --                     --                      --                     --
                                          --------------------   --------------------    --------------------   --------------------
        Total Assets...................                  4,524                  6,387                  24,347              7,185,966
                                          --------------------   --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees........................                     --                     --                      --                     --
   Due to MetLife Insurance
     Company USA.......................                      2                      1                       2                      2
                                          --------------------   --------------------    --------------------   --------------------
        Total Liabilities..............                      2                      1                       2                      2
                                          --------------------   --------------------    --------------------   --------------------

NET ASSETS.............................   $              4,522   $              6,386    $             24,345   $          7,185,964
                                          ====================   ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                                   AMERICAN FUNDS
                                 AMERICAN CENTURY VP     AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                        ULTRA                 BOND             GLOBAL GROWTH       CAPITALIZATION
                                  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $             30,247  $            23,917  $          8,172,503  $             1,863
   Accrued dividends..........                    --                   --                    --                   --
   Due from MetLife Insurance
     Company USA..............                    --                   --                    --                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Assets...........                30,247               23,917             8,172,503                1,863
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    --                   --                    --                   --
   Due to MetLife Insurance
     Company USA..............                     1                    1                     6                    3
                                --------------------  -------------------  --------------------  -------------------
       Total Liabilities......                     1                    1                     6                    3
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $             30,246  $            23,916  $          8,172,497  $             1,860
                                ====================  ===================  ====================  ===================


                                   AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                       GROWTH            GROWTH-INCOME      HIGH-INCOME BOND        INTERNATIONAL
                                  INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $        59,432,180  $         21,756,455  $            37,433  $         27,667,073
   Accrued dividends..........                   --                    --                   --                    --
   Due from MetLife Insurance
     Company USA..............                   --                    --                   --                    --
                                -------------------  --------------------  -------------------  --------------------
       Total Assets...........           59,432,180            21,756,455               37,433            27,667,073
                                -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   --                    --                   --                    --
   Due to MetLife Insurance
     Company USA..............                   12                     5                    1                     5
                                -------------------  --------------------  -------------------  --------------------
       Total Liabilities......                   12                     5                    1                     5
                                -------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $        59,432,168  $         21,756,450  $            37,432  $         27,667,068
                                ===================  ====================  ===================  ====================

                                                      AMERICAN FUNDS U.S.
                                  AMERICAN FUNDS        GOVERNMENT/AAA-
                                     NEW WORLD         RATED SECURITIES
                                 INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $         8,880,515  $            52,947
   Accrued dividends..........                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --
                                -------------------  --------------------
       Total Assets...........            8,880,515               52,947
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   --                   --
   Due to MetLife Insurance
     Company USA..............                    5                    2
                                -------------------  --------------------
       Total Liabilities......                    5                    2
                                -------------------  --------------------

NET ASSETS....................  $         8,880,510  $            52,945
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                                        DREYFUS VIF
                                    DELAWARE VIP            DREYFUS VIF           DREYFUS VIF          OPPORTUNISTIC
                                   SMALL CAP VALUE         APPRECIATION       INTERNATIONAL VALUE        SMALL CAP
                                  INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         29,853,066  $             802,453  $                521  $          1,039,524
   Accrued dividends..........                    --                     --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                     --                    --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........            29,853,066                802,453                   521             1,039,524
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                     --                    --                    --
   Due to MetLife Insurance
     Company USA..............                     7                      6                    --                     2
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                     7                      6                    --                     2
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $         29,853,059  $             802,447  $                521  $          1,039,522
                                ====================  =====================  ====================  ====================


                                    FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                     CONTRAFUND           EQUITY-INCOME         FREEDOM 2010          FREEDOM 2015
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         32,505,965  $            657,202  $            598,206  $            542,776
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            32,505,965               657,202               598,206               542,776
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                    --                    --                    --
   Due to MetLife Insurance
     Company USA..............                    10                     2                     4                     2
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    10                     2                     4                     2
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         32,505,955  $            657,200  $            598,202  $            542,774
                                ====================  ====================  ====================  ====================


                                    FIDELITY VIP          FIDELITY VIP
                                    FREEDOM 2020          FREEDOM 2025
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,911,829  $            616,386
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........             1,911,829               616,386
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                    --
   Due to MetLife Insurance
     Company USA..............                     1                     2
                                --------------------  --------------------
        Total Liabilities.....                     1                     2
                                --------------------  --------------------

NET ASSETS....................  $          1,911,828  $            616,384
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                   FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                   FREEDOM 2030        GROWTH & INCOME        HIGH INCOME           INDEX 500
                                 INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $           648,218  $           110,422  $           123,896  $       128,275,632
   Accrued dividends..........                   --                   --                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --                   --                   --
                                -------------------  -------------------  -------------------  -------------------
        Total Assets..........              648,218              110,422              123,896          128,275,632
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                   --                   --                   --
   Due to MetLife Insurance
     Company USA..............                    1                    2                    2                   27
                                -------------------  -------------------  -------------------  -------------------
        Total Liabilities.....                    1                    2                    2                   27
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $           648,217  $           110,420  $           123,894  $       128,275,605
                                ===================  ===================  ===================  ===================

                                    FIDELITY VIP                                                     FTVIPT FRANKLIN
                                  INVESTMENT GRADE                              FIDELITY VIP          MUTUAL GLOBAL
                                        BOND          FIDELITY VIP MID CAP        OVERSEAS            DISCOVERY VIP
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         21,073,797  $         26,519,105  $          4,027,606  $            120,322
   Accrued dividends..........                    --                    --                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            21,073,797            26,519,105             4,027,606               120,322
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                    --                    --                    --
   Due to MetLife Insurance
     Company USA..............                     4                     9                     3                     2
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     4                     9                     3                     2
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         21,073,793  $         26,519,096  $          4,027,603  $            120,320
                                ====================  ====================  ====================  ====================

                                   FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                    SMALL-MID CAP      DEVELOPING MARKETS
                                     GROWTH VIP                VIP
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          2,379,627  $          1,937,180
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........             2,379,627             1,937,180
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                    --
   Due to MetLife Insurance
     Company USA..............                     2                     2
                                --------------------  --------------------
        Total Liabilities.....                     2                     2
                                --------------------  --------------------

NET ASSETS....................  $          2,379,625  $          1,937,178
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                                                                       INVESCO V.I.
                                  FTVIPT TEMPLETON      FTVIPT TEMPLETON                               INTERNATIONAL
                                     FOREIGN VIP         GLOBAL BOND VIP    INVESCO V.I. COMSTOCK         GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $         12,513,340  $         28,149,555  $            705,228   $         26,857,365
   Accrued dividends..........                    --                    --                    --                     --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                     --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........            12,513,340            28,149,555               705,228             26,857,365
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                    --                    --                     --
   Due to MetLife Insurance
     Company USA..............                     5                     4                    --                      9
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     5                     4                    --                      9
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $         12,513,335  $         28,149,551  $            705,228   $         26,857,356
                                ====================  ====================  =====================  ====================



                                     JANUS ASPEN       JANUS ASPEN GLOBAL    JANUS ASPEN GLOBAL        JANUS ASPEN
                                     ENTERPRISE             RESEARCH             TECHNOLOGY             OVERSEAS
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         10,132,336  $            936,063  $          8,785,530  $         6,870,059
   Accrued dividends..........                    --                    --                    --                   --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                   --
                                --------------------  --------------------  --------------------  -------------------
        Total Assets..........            10,132,336               936,063             8,785,530            6,870,059
                                --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    --                    --                    --                   --
   Due to MetLife Insurance
     Company USA..............                     5                     3                     4                    7
                                --------------------  --------------------  --------------------  -------------------
        Total Liabilities.....                     5                     3                     4                    7
                                --------------------  --------------------  --------------------  -------------------

NET ASSETS....................  $         10,132,331  $            936,060  $          8,785,526  $         6,870,052
                                ====================  ====================  ====================  ===================

                                                            LMPVET
                                                          CLEARBRIDGE
                                 JANUS ASPEN PERKINS  VARIABLE AGGRESSIVE
                                    MID CAP VALUE           GROWTH
                                  INVESTMENT OPTION    INVESTMENT OPTION
                                --------------------  -------------------
ASSETS:
   Investments at fair value..  $        12,266,313   $         4,940,674
   Accrued dividends..........                   --                    --
   Due from MetLife Insurance
     Company USA..............                   --                    --
                                --------------------  -------------------
        Total Assets..........           12,266,313             4,940,674
                                --------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                    --
   Due to MetLife Insurance
     Company USA..............                    4                     2
                                --------------------  -------------------
        Total Liabilities.....                    4                     2
                                --------------------  -------------------

NET ASSETS....................  $        12,266,309   $         4,940,672
                                ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                             LMPVET                LMPVET               LMPVET
                                       LMPVET              CLEARBRIDGE           CLEARBRIDGE          CLEARBRIDGE
                                     CLEARBRIDGE         VARIABLE EQUITY     VARIABLE LARGE CAP   VARIABLE LARGE CAP
                                VARIABLE APPRECIATION        INCOME                GROWTH                VALUE
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                ---------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $             22,463   $           592,476  $         2,801,390  $          3,116,656
   Accrued dividends..........                    --                    --                   --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --                   --                    --
                                ---------------------  -------------------  -------------------  --------------------
       Total Assets...........                22,463               592,476            2,801,390             3,116,656
                                ---------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                    --                   --                    --
   Due to MetLife Insurance
     Company USA..............                     2                     1                    2                     4
                                ---------------------  -------------------  -------------------  --------------------
       Total Liabilities......                     2                     1                    2                     4
                                ---------------------  -------------------  -------------------  --------------------

NET ASSETS....................  $             22,461   $           592,475  $         2,801,388  $          3,116,652
                                =====================  ===================  ===================  ====================


                                   LMPVIT WESTERN
                                ASSET VARIABLE GLOBAL        MFS VIT               MFS VIT            MFS VIT II
                                   HIGH YIELD BOND        GLOBAL EQUITY         NEW DISCOVERY         HIGH YIELD
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                ---------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         13,398,077   $               552  $          4,119,586  $             1,392
   Accrued dividends..........                    --                    --                    --                   --
   Due from MetLife Insurance
     Company USA..............                    --                    --                    --                   --
                                ---------------------  -------------------  --------------------  -------------------
       Total Assets...........            13,398,077                   552             4,119,586                1,392
                                ---------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    --                    --                    --                   --
   Due to MetLife Insurance
     Company USA..............                     2                     1                     3                    1
                                ---------------------  -------------------  --------------------  -------------------
       Total Liabilities......                     2                     1                     3                    1
                                ---------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $         13,398,075   $               551  $          4,119,583  $             1,391
                                =====================  ===================  ====================  ===================



                                   MIST BLACKROCK     MIST CLARION GLOBAL
                                     HIGH YIELD           REAL ESTATE
                                  INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $        26,721,715  $         43,132,168
   Accrued dividends..........                   --                    --
   Due from MetLife Insurance
     Company USA..............                   --                    --
                                -------------------  --------------------
       Total Assets...........           26,721,715            43,132,168
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   --                    --
   Due to MetLife Insurance
     Company USA..............                    3                     9
                                -------------------  --------------------
       Total Liabilities......                    3                     9
                                -------------------  --------------------

NET ASSETS....................  $        26,721,712  $         43,132,159
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                          MIST HARRIS
                                 MIST CLEARBRIDGE           OAKMARK          MIST INVESCO          MIST INVESCO
                                 AGGRESSIVE GROWTH       INTERNATIONAL       MID CAP VALUE       SMALL CAP GROWTH
                                 INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $        19,922,142  $        20,120,467  $         3,902,861  $         5,184,182
   Accrued dividends..........                   --                   --                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --                   --                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........           19,922,142           20,120,467            3,902,861            5,184,182
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                   --                   --                   --
   Due to MetLife Insurance
     Company USA..............                   11                    5                    2                    3
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                   11                    5                    2                    3
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $        19,922,131  $        20,120,462  $         3,902,859  $         5,184,179
                                ===================  ===================  ===================  ===================


                                 MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST METLIFE ASSET      MIST METLIFE
                                   GLOBAL MARKETS       BOND DEBENTURE        ALLOCATION 100       SMALL CAP VALUE
                                  INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         10,121,915  $           614,737  $            511,517  $         6,361,869
   Accrued dividends..........                    --                   --                    --                   --
   Due from MetLife Insurance
     Company USA..............                    --                   --                    --                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Assets...........            10,121,915              614,737               511,517            6,361,869
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    --                   --                    --                   --
   Due to MetLife Insurance
     Company USA..............                     3                    1                     2                    6
                                --------------------  -------------------  --------------------  -------------------
       Total Liabilities......                     3                    1                     2                    6
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $         10,121,912  $           614,736  $            511,515  $         6,361,863
                                ====================  ===================  ====================  ===================


                                  MIST MFS EMERGING    MIST MFS RESEARCH
                                   MARKETS EQUITY        INTERNATIONAL
                                  INVESTMENT OPTION    INVESTMENT OPTION
                                --------------------  -------------------
ASSETS:
   Investments at fair value..  $         10,704,211  $         2,601,449
   Accrued dividends..........                    --                   --
   Due from MetLife Insurance
     Company USA..............                    --                   --
                                --------------------  -------------------
       Total Assets...........            10,704,211            2,601,449
                                --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    --                   --
   Due to MetLife Insurance
     Company USA..............                     5                    2
                                --------------------  -------------------
       Total Liabilities......                     5                    2
                                --------------------  -------------------

NET ASSETS....................  $         10,704,206  $         2,601,447
                                ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                        MIST                  MIST              MIST PIMCO
                                   MORGAN STANLEY          OPPENHEIMER      INFLATION PROTECTED
                                   MID CAP GROWTH         GLOBAL EQUITY            BOND           MIST PIONEER FUND
                                  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $          5,620,956  $           877,808  $         26,748,366  $           855,598
   Accrued dividends..........                    --                   --                    --                   --
   Due from MetLife Insurance
     Company USA..............                    --                   --                    --                   --
                                --------------------  -------------------  --------------------  -------------------
       Total Assets...........             5,620,956              877,808            26,748,366              855,598
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    --                   --                    --                   --
   Due to MetLife Insurance
     Company USA..............                     4                    1                     6                    1
                                --------------------  -------------------  --------------------  -------------------
       Total Liabilities......                     4                    1                     6                    1
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $          5,620,952  $           877,807  $         26,748,360  $           855,597
                                ====================  ===================  ====================  ===================


                                    MIST PIONEER      MIST T. ROWE PRICE   MIST T. ROWE PRICE         MIST WMC
                                  STRATEGIC INCOME      LARGE CAP VALUE      MID CAP GROWTH      LARGE CAP RESEARCH
                                  INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $         2,486,460  $          6,340,549  $         5,732,862  $            743,969
   Accrued dividends..........                   --                    --                   --                    --
   Due from MetLife Insurance
     Company USA..............                   --                    --                   --                    --
                                -------------------  --------------------  -------------------  --------------------
       Total Assets...........            2,486,460             6,340,549            5,732,862               743,969
                                -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   --                    --                   --                    --
   Due to MetLife Insurance
     Company USA..............                    2                     6                    1                     2
                                -------------------  --------------------  -------------------  --------------------
       Total Liabilities......                    2                     6                    1                     2
                                -------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $         2,486,458  $          6,340,543  $         5,732,861  $            743,967
                                ===================  ====================  ===================  ====================

                                                         MSF BARCLAYS
                                MSF BAILLIE GIFFORD        AGGREGATE
                                INTERNATIONAL STOCK       BOND INDEX
                                 INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $            73,105  $          6,941,916
   Accrued dividends..........                   --                    --
   Due from MetLife Insurance
     Company USA..............                   --                    --
                                -------------------  --------------------
       Total Assets...........               73,105             6,941,916
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   --                    --
   Due to MetLife Insurance
     Company USA..............                    1                     3
                                -------------------  --------------------
       Total Liabilities......                    1                     3
                                -------------------  --------------------

NET ASSETS....................  $            73,104  $          6,941,913
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                   MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK       MSF BLACKROCK
                                    BOND INCOME      CAPITAL APPRECIATION     LARGE CAP VALUE      MONEY MARKET
                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION
                                -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $        22,535,490  $            396,041  $         7,927,891  $       102,364,171
   Accrued dividends..........                   --                    --                   --                  300
   Due from MetLife Insurance
     Company USA..............                   --                    --                   --                   --
                                -------------------  --------------------  -------------------  -------------------
        Total Assets..........           22,535,490               396,041            7,927,891          102,364,471
                                -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                    --                   --                   --
   Due to MetLife Insurance
     Company USA..............                    4                     2                    1                  308
                                -------------------  --------------------  -------------------  -------------------
        Total Liabilities.....                    4                     2                    1                  308
                                -------------------  --------------------  -------------------  -------------------

NET ASSETS....................  $        22,535,486  $            396,039  $         7,927,890  $       102,364,163
                                ===================  ====================  ===================  ===================

                                    MSF FRONTIER         MSF JENNISON           MSF METLIFE          MSF METLIFE
                                   MID CAP GROWTH           GROWTH          ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                  INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $         3,299,864  $         36,318,926  $           380,347   $           357,124
   Accrued dividends..........                   --                    --                   --                    --
   Due from MetLife Insurance
     Company USA..............                   --                    --                   --                    --
                                -------------------  --------------------  --------------------  -------------------
        Total Assets..........            3,299,864            36,318,926              380,347               357,124
                                -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                    --                   --                    --
   Due to MetLife Insurance
     Company USA..............                    4                     5                    1                     2
                                -------------------  --------------------  --------------------  -------------------
        Total Liabilities.....                    4                     5                    1                     2
                                -------------------  --------------------  --------------------  -------------------

NET ASSETS....................  $         3,299,860  $         36,318,921  $           380,346   $           357,122
                                ===================  ====================  ====================  ===================

                                     MSF METLIFE           MSF METLIFE
                                 ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          6,387,149  $           357,761
   Accrued dividends..........                    --                   --
   Due from MetLife Insurance
     Company USA..............                    --                   --
                                --------------------  --------------------
        Total Assets..........             6,387,149              357,761
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                   --
   Due to MetLife Insurance
     Company USA..............                     1                    1
                                --------------------  --------------------
        Total Liabilities.....                     1                    1
                                --------------------  --------------------

NET ASSETS....................  $          6,387,148  $           357,760
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                    MSF METLIFE          MSF METLIFE            MSF MFS
                                MID CAP STOCK INDEX      STOCK INDEX         TOTAL RETURN         MSF MFS VALUE
                                 INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         9,758,415  $        19,889,852  $        21,309,336  $        43,203,998
   Accrued dividends..........                   --                   --                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --                   --                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........            9,758,415           19,889,852           21,309,336           43,203,998
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                   --                   --                   --
   Due to MetLife Insurance
     Company USA..............                    3                    5                   13                    6
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                    3                    5                   13                    6
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $         9,758,412  $        19,889,847  $        21,309,323  $        43,203,992
                                ===================  ===================  ===================  ===================


                                    MSF MSCI EAFE       MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                        INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                  INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         7,881,186  $           260,074  $        31,784,424  $         2,799,123
   Accrued dividends..........                   --                   --                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --                   --                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........            7,881,186              260,074           31,784,424            2,799,123
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                   --                   --                   --
   Due to MetLife Insurance
     Company USA..............                    5                    2                    9                    1
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                    5                    2                    9                    1
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $         7,881,181  $           260,072  $        31,784,415  $         2,799,122
                                ===================  ===================  ===================  ===================

                                    MSF WESTERN
                                 ASSET MANAGEMENT
                                  U.S. GOVERNMENT     MSF WMC BALANCED
                                 INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  -------------------
ASSETS:
   Investments at fair value..  $         9,221,975  $           790,386
   Accrued dividends..........                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --
                                -------------------  -------------------
       Total Assets...........            9,221,975              790,386
                                -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                   --
   Due to MetLife Insurance
     Company USA..............                    2                    4
                                -------------------  -------------------
       Total Liabilities......                    2                    4
                                -------------------  -------------------

NET ASSETS....................  $         9,221,973  $           790,382
                                ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                  OPPENHEIMER VA                               PIMCO VIT             PIMCO VIT
                                    MAIN STREET           PIMCO VIT         COMMODITY REAL           LONG-TERM
                                     SMALL CAP            ALL ASSET         RETURN STRATEGY       U.S. GOVERNMENT
                                 INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         1,690,597  $           142,282  $         3,961,666  $                65
   Accrued dividends..........                   --                   --                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --                  128                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........            1,690,597              142,282            3,961,794                   65
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                   --                   --                   --
   Due to MetLife Insurance
     Company USA..............                    2                    2                   --                   --
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                    2                    2                   --                   --
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $         1,690,595  $           142,280  $         3,961,794  $                65
                                ===================  ===================  ===================  ===================


                                     PIMCO VIT            PIMCO VIT           PIONEER VCT            PUTNAM VT
                                   LOW DURATION         TOTAL RETURN         MID CAP VALUE      INTERNATIONAL VALUE
                                 INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $        23,606,565  $        59,359,192  $         1,240,541  $               741
   Accrued dividends..........                   --                   --                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                2,708                   --                   --
                                -------------------  -------------------  -------------------  --------------------
       Total Assets...........           23,606,565           59,361,900            1,240,541                  741
                                -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   --                    3                   --                   --
   Due to MetLife Insurance
     Company USA..............                    4                   --                    4                    1
                                -------------------  -------------------  -------------------  --------------------
       Total Liabilities......                    4                    3                    4                    1
                                -------------------  -------------------  -------------------  --------------------

NET ASSETS....................  $        23,606,561  $        59,361,897  $         1,240,537  $               740
                                ===================  ===================  ===================  ====================


                                      PUTNAM VT
                                  MULTI-CAP GROWTH      ROYCE MICRO-CAP
                                  INVESTMENT OPTION    INVESTMENT OPTION
                                -------------------  -------------------
ASSETS:
   Investments at fair value..  $           174,262  $         2,057,400
   Accrued dividends..........                   --                   --
   Due from MetLife Insurance
     Company USA..............                   --                   --
                                -------------------  -------------------
       Total Assets...........              174,262            2,057,400
                                -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   --                   --
   Due to MetLife Insurance
     Company USA..............                    2                    2
                                -------------------  -------------------
       Total Liabilities......                    2                    2
                                -------------------  -------------------

NET ASSETS....................  $           174,260  $         2,057,398
                                ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                        TAP 1919 VARIABLE
                                                       SOCIALLY RESPONSIVE      UIF EMERGING          UIF EMERGING
                                   ROYCE SMALL-CAP          BALANCED            MARKETS DEBT         MARKETS EQUITY
                                  INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         10,516,524  $            77,183   $             68,901  $         16,292,377
   Accrued dividends..........                    --                   --                     --                    --
   Due from MetLife Insurance
     Company USA..............                    --                   --                     --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            10,516,524               77,183                 68,901            16,292,377
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                   --                     --                    --
   Due to MetLife Insurance
     Company USA..............                     3                    3                      2                     2
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     3                    3                      2                     2
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         10,516,521  $            77,180   $             68,899  $         16,292,375
                                ====================  ====================  ====================  ====================

                                                          VANGUARD VIF
                                    VANGUARD VIF          SMALL COMPANY
                                  DIVERSIFIED VALUE          GROWTH
                                  INVESTMENT OPTION     INVESTMENT OPTION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,441,472  $             97,892
   Accrued dividends..........                    --                    --
   Due from MetLife Insurance
     Company USA..............                    --                    --
                                --------------------  --------------------
        Total Assets..........             1,441,472                97,892
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    --                    --
   Due to MetLife Insurance
     Company USA..............                     2                     1
                                --------------------  --------------------
        Total Liabilities.....                     2                     1
                                --------------------  --------------------

NET ASSETS....................  $          1,441,470  $             97,891
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                ALLIANCEBERNSTEIN
                                                 GLOBAL THEMATIC      ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                                     GROWTH           INTERMEDIATE BOND    INTERNATIONAL VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                214  $                927
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                     5                    10                    45
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                   (5)                   204                   882
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    83                    --
      Realized gains (losses) on sale of
        investments.........................                    13                  (12)                    71
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                    13                    71                    71
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                   134                    62               (2,673)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   147                   133               (2,602)
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                142  $                337  $            (1,720)
                                              ====================  ====================  ====================


                                               AMERICAN CENTURY VP    AMERICAN CENTURY VP     AMERICAN FUNDS        AMERICAN FUNDS
                                              CAPITAL APPRECIATION           ULTRA                 BOND              GLOBAL GROWTH
                                              INVESTMENT OPTION (a)    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              ---------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --   $                 95  $                457  $            98,610
                                              ---------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 7,223                     54                    41               19,130
                                              ---------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               (7,223)                     41                   416               79,480
                                              ---------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                     --                     8              927,410
      Realized gains (losses) on sale of
        investments.........................                63,602                    322                    15              603,219
                                              ---------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......                63,602                    322                    23            1,530,629
                                              ---------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               648,224                  2,344                   523          (1,450,681)
                                              ---------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               711,826                  2,666                   546               79,948
                                              ---------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            704,603   $              2,707  $                962  $           159,428
                                              =====================  ====================  ====================  ===================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS
                                                 CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                  2  $            455,960  $            272,720
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                     2               113,223                35,014
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                    --               342,737               237,706
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                     8             2,830,225               982,799
      Realized gains (losses) on sale of
        investments.........................                    48             4,816,594               668,482
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                    56             7,646,819             1,651,281
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  (16)           (3,252,000)               189,294
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                    40             4,394,819             1,840,575
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                 40  $          4,737,556  $          2,078,281
                                              ====================  ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                  AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                                 HIGH-INCOME BOND        INTERNATIONAL           NEW WORLD
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              2,191  $            394,730  $             95,025
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                    73                47,119                14,272
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 2,118               347,611                80,753
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --               847,810
      Realized gains (losses) on sale of
         investments.........................                     6             1,400,295               221,776
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                     6             1,400,295             1,069,586
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (2,044)           (2,629,226)           (1,940,122)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               (2,038)           (1,228,931)             (870,536)
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                 80  $          (881,320)  $          (789,783)
                                               ====================  ====================  ====================

                                                AMERICAN FUNDS U.S.
                                                  GOVERNMENT/AAA-         DELAWARE VIP           DREYFUS VIF
                                                 RATED SECURITIES        SMALL CAP VALUE        APPRECIATION
                                                 INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                563  $             139,398  $             14,389
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                    93                 49,508                 1,785
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                   470                 89,890                12,604
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --              2,147,203                20,254
      Realized gains (losses) on sale of
         investments.........................                  (52)                411,704                62,571
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                  (52)              2,558,907                82,825
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 1,649            (1,328,213)              (42,050)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                 1,597              1,230,694                40,775
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              2,067  $           1,320,584  $             53,379
                                               ====================  =====================  ====================

                                                                          DREYFUS VIF
                                                    DREYFUS VIF          OPPORTUNISTIC         FIDELITY VIP
                                                INTERNATIONAL VALUE        SMALL CAP            CONTRAFUND
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $                 --  $            232,054
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                    --                 2,415                59,804
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                    --               (2,415)               172,250
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --               644,597
      Realized gains (losses) on sale of
         investments.........................                    --               177,596             8,490,788
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                    --               177,596             9,135,385
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                  (60)             (162,173)           (5,789,490)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                  (60)                15,423             3,345,895
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $               (60)  $             13,008  $          3,518,145
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                   EQUITY-INCOME
                                                 INVESTMENT OPTION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $             18,471
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                   575
                                               --------------------
           Net investment income (loss)......                17,896
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 9,492
      Realized gains (losses) on sale of
         investments.........................                13,772
                                               --------------------
           Net realized gains (losses).......                23,264
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................              (41,955)
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              (18,691)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (795)
                                               ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2010           FREEDOM 2015          FREEDOM 2020
                                                 INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              9,713  $               9,000  $             31,663
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 1,118                    965                 2,203
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                 8,595                  8,035                29,460
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 9,003                  7,756                20,830
      Realized gains (losses) on sale of
         investments.........................                 6,396                  7,614                35,485
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                15,399                 15,370                56,315
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (1,076)                (2,641)              (46,173)
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                14,323                 12,729                10,142
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             22,918  $              20,764  $             39,602
                                               ====================  =====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2025          FREEDOM 2030         GROWTH & INCOME
                                                 INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             10,108  $             10,085  $              1,667
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                 1,068                 1,246                   204
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 9,040                 8,839                 1,463
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                10,377                12,351                    25
      Realized gains (losses) on sale of
         investments.........................                17,041                51,727                   275
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                27,418                64,078                   300
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               (9,771)              (36,942)                 8,185
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                17,647                27,136                 8,485
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             26,687  $             35,975  $              9,948
                                               ====================  ====================  ====================

                                                                                                 FIDELITY VIP
                                                   FIDELITY VIP           FIDELITY VIP         INVESTMENT GRADE
                                                    HIGH INCOME             INDEX 500                BOND
                                                 INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $               7,328  $          1,987,992  $             455,179
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                     46               189,800                 19,776
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......                  7,282             1,798,192                435,403
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --               110,449                  5,441
      Realized gains (losses) on sale of
         investments.........................                     18             3,856,819               (54,798)
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......                     18             3,967,268               (49,357)
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                (9,623)             8,164,044                257,142
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                (9,605)            12,131,312                207,785
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             (2,323)  $         13,929,504  $             643,188
                                               =====================  ====================  =====================



                                               FIDELITY VIP MID CAP
                                                 INVESTMENT OPTION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $              4,981
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                46,862
                                               --------------------
           Net investment income (loss)......              (41,881)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               596,103
      Realized gains (losses) on sale of
         investments.........................               688,112
                                               --------------------
           Net realized gains (losses).......             1,284,215
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               307,904
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             1,592,119
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,550,238
                                               ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                  FIDELITY VIP          MUTUAL GLOBAL         SMALL-MID CAP      DEVELOPING MARKETS
                                                    OVERSEAS            DISCOVERY VIP          GROWTH VIP                VIP
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             47,216  $              3,506  $                 --  $             35,805
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 8,656                   311                 5,983                 4,702
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                38,560                 3,195               (5,983)                31,103
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                 1,057                10,849               547,440                    --
      Realized gains (losses) on sale of
        investments.........................               106,644                 (721)               367,300               (7,871)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               107,701                10,128               914,740               (7,871)
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (508,786)               (3,898)             (682,067)             (217,269)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (401,085)                 6,230               232,673             (225,140)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (362,525)  $              9,425  $            226,690  $          (194,037)
                                              ====================  ====================  ====================  ====================


                                                FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                                   FOREIGN VIP         GLOBAL BOND VIP    INVESCO V.I. COMSTOCK
                                                INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION (b)
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $            245,106  $          1,367,437  $                  3
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                26,187                49,069                   135
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....               218,919             1,318,368                 (132)
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................               343,702                41,358                  (10)
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......               343,702                41,358                  (10)
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................           (2,138,125)             (789,883)               (5,160)
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (1,794,423)             (748,525)               (5,170)
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,575,504)  $            569,843  $            (5,302)
                                              ====================  ====================  =====================

                                                  INVESCO V.I.
                                                  INTERNATIONAL          JANUS ASPEN       JANUS ASPEN GLOBAL
                                                     GROWTH              ENTERPRISE             RESEARCH
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            449,968  $              3,215  $              9,413
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                51,597                15,777                 1,930
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....               398,371              (12,562)                 7,483
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               671,181                    --
      Realized gains (losses) on sale of
        investments.........................             1,585,765               843,599                60,359
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......             1,585,765             1,514,780                60,359
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (2,010,178)             (354,679)                 1,030
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (424,413)             1,160,101                61,389
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (26,042)  $          1,147,539  $             68,872
                                              ====================  ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                                    LMPVET
                                                                                                                  CLEARBRIDGE
                                             JANUS ASPEN GLOBAL        JANUS ASPEN       JANUS ASPEN PERKINS  VARIABLE AGGRESSIVE
                                                 TECHNOLOGY             OVERSEAS            MID CAP VALUE           GROWTH
                                              INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            206,644  $           153,903   $             8,105
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               11,856                10,893               18,959                 9,232
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             (11,856)               195,751              134,944               (1,127)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              449,298               698,116            1,195,114               304,786
      Realized gains (losses) on sale of
        investments........................              261,590              (16,253)            1,151,073                54,871
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              710,888               681,863            2,346,187               359,657
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (45,611)           (1,783,993)          (1,722,706)               474,436
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              665,277           (1,102,130)              623,481               834,093
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           653,421  $          (906,379)  $           758,425   $           832,966
                                             ===================  ====================  ====================  ===================

                                                                           LMPVET                LMPVET               LMPVET
                                                    LMPVET               CLEARBRIDGE           CLEARBRIDGE          CLEARBRIDGE
                                                  CLEARBRIDGE          VARIABLE EQUITY     VARIABLE LARGE CAP   VARIABLE LARGE CAP
                                             VARIABLE APPRECIATION         INCOME                GROWTH                VALUE
                                               INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             ---------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $               254   $             15,508  $            13,987  $             54,985
                                             ---------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                    40                  2,962                5,959                 6,780
                                             ---------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....                   214                 12,546                8,028                48,205
                                             ---------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   838                     --              363,222               239,765
      Realized gains (losses) on sale of
        investments........................                   169                312,805              116,461               236,479
                                             ---------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....                 1,007                312,805              479,683               476,244
                                             ---------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   956              (120,115)            (127,861)             (154,650)
                                             ---------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                 1,963                192,690              351,822               321,594
                                             ---------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $             2,177   $            205,236  $           359,850  $            369,799
                                             =====================  ====================  ===================  ====================


                                                LMPVIT WESTERN
                                             ASSET VARIABLE GLOBAL        MFS VIT
                                                HIGH YIELD BOND        GLOBAL EQUITY
                                               INVESTMENT OPTION     INVESTMENT OPTION
                                             ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            981,656   $                 4
                                             ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                27,989                    --
                                             ---------------------  -------------------
           Net investment income (loss)....               953,667                     4
                                             ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                     5
      Realized gains (losses) on sale of
        investments........................                53,978                     3
                                             ---------------------  -------------------
           Net realized gains (losses).....                53,978                     8
                                             ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,243,374)                     9
                                             ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (1,189,396)                    17
                                             ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (235,729)   $                21
                                             =====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                     MFS VIT             MFS VIT II           MIST BLACKROCK
                                                  NEW DISCOVERY          HIGH YIELD             HIGH YIELD
                                                INVESTMENT OPTION   INVESTMENT OPTION (c)    INVESTMENT OPTION
                                              --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 62   $          1,874,340
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 4,667                     1                 16,810
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....               (4,667)                    61              1,857,530
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               668,828                    --              1,376,098
      Realized gains (losses) on sale of
        investments.........................                77,396                    --                429,037
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......               746,224                    --              1,805,135
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,011,457)                  (74)            (2,650,501)
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (265,233)                  (74)              (845,366)
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (269,900)  $               (13)   $          1,012,164
                                              ====================  =====================  ====================

                                                                                                MIST HARRIS
                                               MIST CLARION GLOBAL    MIST CLEARBRIDGE            OAKMARK           MIST INVESCO
                                                   REAL ESTATE        AGGRESSIVE GROWTH        INTERNATIONAL        MID CAP VALUE
                                                INVESTMENT OPTION   INVESTMENT OPTION (a)    INVESTMENT OPTION    INVESTMENT OPTION
                                              --------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            490,452  $                 --   $           458,658  $            17,682
                                              --------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                59,665                21,317                33,806                7,709
                                              --------------------  ---------------------  -------------------  -------------------
           Net investment income (loss).....               430,787              (21,317)               424,852                9,973
                                              --------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --             1,686,833              660,940
      Realized gains (losses) on sale of
        investments.........................               123,213               205,584               312,714              167,761
                                              --------------------  ---------------------  -------------------  -------------------
           Net realized gains (losses)......               123,213               205,584             1,999,547              828,701
                                              --------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             3,663,761             2,322,112           (3,553,758)            (482,846)
                                              --------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             3,786,974             2,527,696           (1,554,211)              345,855
                                              --------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,217,761  $          2,506,379   $       (1,129,359)  $           355,828
                                              ====================  =====================  ===================  ===================


                                                 MIST INVESCO       MIST LOOMIS SAYLES     MIST LORD ABBETT
                                               SMALL CAP GROWTH       GLOBAL MARKETS        BOND DEBENTURE
                                               INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                --  $            205,944  $             27,770
                                              -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                8,134                17,879                 1,095
                                              -------------------  --------------------  --------------------
           Net investment income (loss).....              (8,134)               188,065                26,675
                                              -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              546,729                    --                12,945
      Realized gains (losses) on sale of
        investments.........................               57,372               142,983                31,968
                                              -------------------  --------------------  --------------------
           Net realized gains (losses)......              604,101               142,983                44,913
                                              -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            (297,262)                 4,837              (43,414)
                                              -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              306,839               147,820                 1,499
                                              -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           298,705  $            335,885  $             28,174
                                              ===================  ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                               MIST METLIFE ASSET     MIST METLIFE        MIST MFS EMERGING     MIST MFS RESEARCH
                                                 ALLOCATION 100      SMALL CAP VALUE       MARKETS EQUITY         INTERNATIONAL
                                                INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             4,351  $             2,615  $             42,901  $            56,290
                                              -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                1,709               13,340                15,360                5,159
                                              -------------------  -------------------  --------------------  -------------------
           Net investment income (loss).....                2,642             (10,725)                27,541               51,131
                                              -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --              277,483                    --                   --
      Realized gains (losses) on sale of
        investments.........................              305,650              383,790                39,108               31,757
                                              -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses)......              305,650              661,273                39,108               31,757
                                              -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            (265,520)            (552,402)             (637,384)            (272,385)
                                              -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               40,130              108,871             (598,276)            (240,628)
                                              -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            42,772  $            98,146  $          (570,735)  $         (189,497)
                                              ===================  ===================  ====================  ===================

                                                      MIST                  MIST             MIST PIMCO
                                                 MORGAN STANLEY          OPPENHEIMER     INFLATION PROTECTED
                                                 MID CAP GROWTH         GLOBAL EQUITY           BOND            MIST PIONEER FUND
                                                INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,523  $             6,419  $           505,086  $              1,305
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                11,330                  715               51,154                   322
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....               (7,807)                5,704              453,932                   983
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               23,511                   --                21,667
      Realized gains (losses) on sale of
        investments.........................               261,557               62,479          (1,078,523)                   393
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               261,557               85,990          (1,078,523)                22,060
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (283,180)             (80,921)            1,469,611              (19,239)
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (21,623)                5,069              391,088                 2,821
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (29,430)  $            10,773  $           845,020  $              3,804
                                              ====================  ===================  ===================  ====================


                                                  MIST PIONEER     MIST T. ROWE PRICE
                                                STRATEGIC INCOME     LARGE CAP VALUE
                                                INVESTMENT OPTION   INVESTMENT OPTION
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           123,627  $            64,392
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                4,961               11,642
                                              -------------------  -------------------
           Net investment income (loss).....              118,666               52,750
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               24,683                   --
      Realized gains (losses) on sale of
        investments.........................                  105              152,133
                                              -------------------  -------------------
           Net realized gains (losses)......               24,788              152,133
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (38,674)              521,929
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (13,886)              674,062
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           104,780  $           726,812
                                              ===================  ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                                 MSF BARCLAYS
                                              MIST T. ROWE PRICE        MIST WMC         MSF BAILLIE GIFFORD       AGGREGATE
                                                MID CAP GROWTH     LARGE CAP RESEARCH    INTERNATIONAL STOCK      BOND INDEX
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $              5,197  $                  1  $            58,184
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               10,672                 1,390                    14                5,093
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             (10,672)                 3,807                  (13)               53,091
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              500,905                    --                    --                   --
      Realized gains (losses) on sale of
        investments........................               12,001                87,309                   (1)               10,210
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              512,906                87,309                   (1)               10,210
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              150,668               (2,499)               (2,254)               98,774
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              663,574                84,810               (2,255)              108,984
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           652,902  $             88,617  $            (2,268)  $           162,075
                                             ===================  ====================  ====================  ===================


                                                 MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK
                                                  BOND INCOME     CAPITAL APPRECIATION     LARGE CAP VALUE        MONEY MARKET
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           155,755   $               250  $             73,716  $                --
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               11,987                 1,100                10,819              275,203
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              143,768                 (850)                62,897            (275,203)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --             1,632,517                   --
      Realized gains (losses) on sale of
        investments........................                (995)               462,710                44,209                   --
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....                (995)               462,710             1,676,726                   --
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              175,063             (420,071)           (1,082,968)                   --
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              174,068                42,639               593,758                   --
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           317,836   $            41,789  $            656,655  $         (275,203)
                                             ===================  ====================  ====================  ===================


                                                 MSF FRONTIER          MSF JENNISON
                                                MID CAP GROWTH            GROWTH
                                               INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $             85,710
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 5,725                60,262
                                             --------------------  --------------------
           Net investment income (loss)....               (5,725)                25,448
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               232,614             1,742,766
      Realized gains (losses) on sale of
        investments........................               357,978               673,117
                                             --------------------  --------------------
           Net realized gains (losses).....               590,592             2,415,883
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (286,876)               390,999
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               303,716             2,806,882
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            297,991  $          2,832,330
                                             ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                865  $              7,368  $            155,305  $              4,580
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                   846                 1,469                15,934                 1,693
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                    19                 5,899               139,371                 2,887
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   938                 9,468               291,538                    --
      Realized gains (losses) on sale of
        investments.........................                90,118               202,504               902,625               549,874
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                91,056               211,972             1,194,163               549,874
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (68,606)             (183,307)             (943,713)             (515,434)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                22,450                28,665               250,450                34,440
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             22,469  $             34,564  $            389,821  $             37,327
                                              ====================  ====================  ====================  ====================

                                                   MSF METLIFE           MSF METLIFE             MSF MFS
                                               MID CAP STOCK INDEX       STOCK INDEX          TOTAL RETURN          MSF MFS VALUE
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            103,429  $            341,483  $            420,323  $            659,627
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                16,017                37,213                40,967                69,960
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                87,412               304,270               379,356               589,667
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               468,598               501,119                    --             1,840,468
      Realized gains (losses) on sale of
        investments.........................               356,003             1,134,362             1,969,851             1,209,938
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               824,601             1,635,481             1,969,851             3,050,406
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (123,886)               575,111             (716,566)               524,542
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               700,715             2,210,592             1,253,285             3,574,948
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            788,127  $          2,514,862  $          1,632,641  $          4,164,615
                                              ====================  ====================  ====================  ====================

                                                  MSF MSCI EAFE         MSF NEUBERGER
                                                      INDEX            BERMAN GENESIS
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             92,032  $               938
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 7,105                  570
                                              --------------------  -------------------
           Net investment income (loss).....                84,927                  368
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................                 6,860               41,562
                                              --------------------  -------------------
           Net realized gains (losses)......                 6,860               41,562
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (497,251)             (43,019)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (490,391)              (1,457)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (405,464)  $           (1,089)
                                              ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            MSF WESTERN
                                               MSF RUSSELL 2000     MSF T. ROWE PRICE    ASSET MANAGEMENT
                                                     INDEX          LARGE CAP GROWTH      U.S. GOVERNMENT      MSF WMC BALANCED
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           363,430  $                 --  $            30,325  $            17,435
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               57,264                 6,126                1,015                1,561
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              306,166               (6,126)               29,310               15,874
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              704,247               213,324                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,693,923               374,684                (709)               46,612
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            2,398,170               588,008                (709)               46,612
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,232,698)             (325,553)               20,531                7,482
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,165,472               262,455               19,822               54,094
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,471,638  $            256,329  $            49,132  $            69,968
                                             ===================  ====================  ===================  ===================

                                                OPPENHEIMER VA                               PIMCO VIT             PIMCO VIT
                                                  MAIN STREET           PIMCO VIT         COMMODITY REAL           LONG-TERM
                                                   SMALL CAP            ALL ASSET         RETURN STRATEGY       U.S. GOVERNMENT
                                               INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            13,848  $             15,156  $            14,938  $                 1
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                3,469                   893                7,303                   --
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....               10,379                14,263                7,635                    1
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              222,473                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................               28,076                11,974             (12,282)                   --
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              250,549                11,974             (12,282)                   --
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (98,572)                 4,946          (1,083,948)                   10
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              151,977                16,920          (1,096,230)                   10
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           162,356  $             31,183  $       (1,088,595)  $                11
                                             ===================  ====================  ===================  ===================


                                                   PIMCO VIT            PIMCO VIT
                                                 LOW DURATION         TOTAL RETURN
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            316,035  $         2,011,840
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                52,403              196,114
                                             --------------------  -------------------
           Net investment income (loss)....               263,632            1,815,726
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................               142,057            1,572,736
                                             --------------------  -------------------
           Net realized gains (losses).....               142,057            1,572,736
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (246,562)              938,016
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (104,505)            2,510,752
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            159,127  $         4,326,478
                                             ====================  ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT
                                                  MID CAP VALUE      INTERNATIONAL VALUE    MULTI-CAP GROWTH       ROYCE MICRO-CAP
                                                INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              8,979  $                  7  $                226  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 3,240                    --                   174                 4,668
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 5,739                     7                    52               (4,668)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               184,344                    --                    --               162,231
      Realized gains (losses) on sale of
        investments.........................               123,867                     2                30,097               248,846
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               308,211                     2                30,097               411,077
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (168,853)                  (88)              (19,671)             (503,305)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               139,358                  (86)                10,426              (92,228)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            145,097  $               (79)  $             10,478  $           (96,896)
                                              ====================  ====================  ====================  ====================

                                                                     TAP 1919 VARIABLE
                                                                    SOCIALLY RESPONSIVE     UIF EMERGING         UIF EMERGING
                                                 ROYCE SMALL-CAP         BALANCED           MARKETS DEBT        MARKETS EQUITY
                                                INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                              -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            13,172  $               628   $             3,858  $            61,489
                                              -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               19,616                  142                   138               32,934
                                              -------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....              (6,444)                  486                 3,720               28,555
                                              -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........            1,214,270                8,758                   531                   --
      Realized gains (losses) on sale of
        investments.........................            1,661,077               10,332                  (71)               52,469
                                              -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            2,875,347               19,090                   460               52,469
                                              -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (2,497,170)             (13,525)               (2,446)            (774,022)
                                              -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              378,177                5,565               (1,986)            (721,553)
                                              -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           371,733  $             6,051   $             1,734  $         (692,998)
                                              ===================  ====================  ===================  ===================

                                                                        VANGUARD VIF
                                                  VANGUARD VIF          SMALL COMPANY
                                                DIVERSIFIED VALUE          GROWTH
                                                INVESTMENT OPTION     INVESTMENT OPTION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             26,364  $                 --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 4,320                    77
                                              --------------------  --------------------
           Net investment income (loss).....                22,044                  (77)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                46,375                    --
      Realized gains (losses) on sale of
        investments.........................                32,813                   302
                                              --------------------  --------------------
           Net realized gains (losses)......                79,188                   302
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 5,643                 9,376
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                84,831                 9,678
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            106,875  $              9,601
                                              ====================  ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 30, 1999 and began transactions in 2014.
(c) Commenced August 16, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013




                                           ALLIANCEBERNSTEIN GLOBAL               ALLIANCEBERNSTEIN
                                                THEMATIC GROWTH                   INTERMEDIATE BOND
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ----------------------------------  --------------------------------
                                            2014              2013             2014             2013
                                      ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (5)  $             --  $           204  $           163
   Net realized gains (losses)......                13                 3               71              134
   Change in unrealized gains
     (losses) on investments........               134               215               62            (400)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               142               218              337            (103)
                                      ----------------  ----------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             3,015                23            1,396              820
   Net transfers (including
     fixed account).................                --             1,131               --              279
   Policy charges...................             (102)              (32)            (196)              187
   Transfers for policy benefits
     and terminations...............               (2)               (1)              (2)            (266)
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........             2,911             1,121            1,198            1,020
                                      ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............             3,053             1,339            1,535              917
NET ASSETS:
   Beginning of year................             1,469               130            4,851            3,934
                                      ----------------  ----------------  ---------------  ---------------
   End of year......................  $          4,522  $          1,469  $         6,386  $         4,851
                                      ================  ================  ===============  ===============

                                                                            AMERICAN
                                                                             CENTURY
                                              ALLIANCEBERNSTEIN            VP CAPITAL
                                             INTERNATIONAL VALUE          APPRECIATION          AMERICAN CENTURY VP ULTRA
                                              INVESTMENT OPTION         INVESTMENT OPTION           INVESTMENT OPTION
                                      --------------------------------  -----------------  ----------------------------------
                                           2014              2013           2014 (a)             2014               2013
                                      ---------------  ---------------  -----------------  ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           882  $         1,008  $        (7,223)   $            41    $            69
   Net realized gains (losses)......               71               35            63,602               322                498
   Change in unrealized gains
     (losses) on investments........          (2,673)            2,307           648,224             2,344              5,986
                                      ---------------  ---------------  -----------------  ---------------    ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (1,720)            3,350           704,603             2,707              6,553
                                      ---------------  ---------------  -----------------  ---------------    ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            7,560            2,234                --             3,729              3,368
   Net transfers (including
     fixed account).................               --            1,621         6,566,726                --            (1,862)
   Policy charges...................            (777)            (664)          (31,634)             (936)              (874)
   Transfers for policy benefits
     and terminations...............              (7)               --          (53,731)               (6)                 --
                                      ---------------  ---------------  -----------------  ---------------    ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            6,776            3,191         6,481,361             2,787                632
                                      ---------------  ---------------  -----------------  ---------------    ---------------
     Net increase (decrease)
        in net assets...............            5,056            6,541         7,185,964             5,494              7,185
NET ASSETS:
   Beginning of year................           19,289           12,748                --            24,752             17,567
                                      ---------------  ---------------  -----------------  ---------------    ---------------
   End of year......................  $        24,345  $        19,289  $      7,185,964   $        30,246    $        24,752
                                      ===============  ===============  =================  ===============    ===============




                                              AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ----------------------------------
                                            2014              2013              2014               2013
                                      ---------------    ---------------  ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           416    $           270  $        79,480    $        58,878
   Net realized gains (losses)......               23                194        1,530,629            580,285
   Change in unrealized gains
     (losses) on investments........              523              (819)      (1,450,681)            944,576
                                      ---------------    ---------------  ---------------    ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              962              (355)          159,428          1,583,739
                                      ---------------    ---------------  ---------------    ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            7,011              2,720            4,038              2,237
   Net transfers (including
     fixed account).................               --              1,004        1,785,512          (689,327)
   Policy charges...................            (706)              (653)         (91,153)           (91,171)
   Transfers for policy benefits
     and terminations...............              (2)                (1)        (158,656)          (149,843)
                                      ---------------    ---------------  ---------------    ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            6,303              3,070        1,539,741          (928,104)
                                      ---------------    ---------------  ---------------    ---------------
     Net increase (decrease)
        in net assets...............            7,265              2,715        1,699,169            655,635
NET ASSETS:
   Beginning of year................           16,651             13,936        6,473,328          5,817,693
                                      ---------------    ---------------  ---------------    ---------------
   End of year......................  $        23,916    $        16,651  $     8,172,497    $     6,473,328
                                      ===============    ===============  ===============    ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                            AMERICAN FUNDS GLOBAL
                                            SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014            2013              2014            2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            --  $            13  $       342,737  $       397,679
   Net realized gains (losses)......               56               53        7,646,819        2,217,360
   Change in unrealized gains
     (losses) on investments........             (16)              316      (3,252,000)       11,705,600
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               40              382        4,737,556       14,320,639
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              146              275           13,171           10,968
   Net transfers (including
     fixed account).................               --               --      (4,879,958)      (3,943,396)
   Policy charges...................            (128)            (168)        (669,481)        (687,512)
   Transfers for policy benefits
     and terminations...............              (2)              (2)        (536,975)        (213,490)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........               16              105      (6,073,243)      (4,833,430)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............               56              487      (1,335,687)        9,487,209
NET ASSETS:
   Beginning of year................            1,804            1,317       60,767,855       51,280,646
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $         1,860  $         1,804  $    59,432,168  $    60,767,855
                                      ===============  ===============  ===============  ===============

                                              AMERICAN FUNDS                     AMERICAN FUNDS
                                               GROWTH-INCOME                    HIGH-INCOME BOND
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014              2013             2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       237,706  $       202,755  $         2,118  $         2,110
   Net realized gains (losses)......        1,651,281        1,096,600                6               72
   Change in unrealized gains
     (losses) on investments........          189,294        3,798,691          (2,044)            (216)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,078,281        5,098,046               80            1,966
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,326          385,912            4,882            5,637
   Net transfers (including
     fixed account).................          948,681      (2,579,753)               --          (2,430)
   Policy charges...................        (215,480)        (221,016)          (1,267)          (1,358)
   Transfers for policy benefits
     and terminations...............        (204,115)        (115,857)              (7)              (2)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          532,412      (2,530,714)            3,608            1,847
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        2,610,693        2,567,332            3,688            3,813
NET ASSETS:
   Beginning of year................       19,145,757       16,578,425           33,744           29,931
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    21,756,450  $    19,145,757  $        37,432  $        33,744
                                      ===============  ===============  ===============  ===============


                                        AMERICAN FUNDS INTERNATIONAL        AMERICAN FUNDS NEW WORLD
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014             2013              2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       347,611  $       309,918  $        80,753  $        98,561
   Net realized gains (losses)......        1,400,295        2,871,565        1,069,586          364,481
   Change in unrealized gains
     (losses) on investments........      (2,629,226)        1,057,070      (1,940,122)          426,875
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (881,320)        4,238,553        (789,783)          889,917
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --          184,139           96,874
   Net transfers (including
     fixed account).................      (1,445,224)        3,184,315        1,022,743        (218,458)
   Policy charges...................        (396,183)        (264,131)         (67,915)         (59,723)
   Transfers for policy benefits
     and terminations...............        (736,126)        (181,285)         (90,649)            (899)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,577,533)        2,738,899        1,048,318        (182,206)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,458,853)        6,977,452          258,535          707,711
NET ASSETS:
   Beginning of year................       31,125,921       24,148,469        8,621,975        7,914,264
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    27,667,068  $    31,125,921  $     8,880,510  $     8,621,975
                                      ===============  ===============  ===============  ===============

                                             AMERICAN FUNDS U.S.
                                       GOVERNMENT/AAA-RATED SECURITIES
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2014             2013
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           470  $           190
   Net realized gains (losses)......             (52)              934
   Change in unrealized gains
     (losses) on investments........            1,649          (2,280)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            2,067          (1,156)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           14,127            6,216
   Net transfers (including
     fixed account).................               --            3,283
   Policy charges...................          (1,591)          (1,492)
   Transfers for policy benefits
     and terminations...............              (4)              (2)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           12,532            8,005
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............           14,599            6,849
NET ASSETS:
   Beginning of year................           38,346           31,497
                                      ---------------  ---------------
   End of year......................  $        52,945  $        38,346
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                DREYFUS VIF
                                                                                                               INTERNATIONAL
                                         DELAWARE VIP SMALL CAP VALUE         DREYFUS VIF APPRECIATION             VALUE
                                               INVESTMENT OPTION                  INVESTMENT OPTION          INVESTMENT OPTION
                                      ---------------------------------  ----------------------------------  -----------------
                                            2014              2013             2014              2013            2014 (b)
                                      ----------------  ---------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         89,890  $        89,206  $         12,604  $         19,778  $            --
   Net realized gains (losses)......         2,558,907        2,138,997            82,825            80,833               --
   Change in unrealized gains
     (losses) on investments........       (1,328,213)        2,654,000          (42,050)           106,254             (60)
                                      ----------------  ---------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,320,584        4,882,203            53,379           206,865             (60)
                                      ----------------  ---------------  ----------------  ----------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           786,938          647,160            10,428             8,971              590
   Net transfers (including
     fixed account).................         9,330,174      (7,494,257)         (227,681)         (436,619)               --
   Policy charges...................         (332,931)        (261,867)          (17,678)          (22,631)              (9)
   Transfers for policy benefits
     and terminations...............          (77,081)         (86,609)           (1,413)          (11,048)               --
                                      ----------------  ---------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         9,707,100      (7,195,573)         (236,344)         (461,327)              581
                                      ----------------  ---------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        11,027,684      (2,313,370)         (182,965)         (254,462)              521
NET ASSETS:
   Beginning of year................        18,825,375       21,138,745           985,412         1,239,874               --
                                      ----------------  ---------------  ----------------  ----------------  -----------------
   End of year......................  $     29,853,059  $    18,825,375  $        802,447  $        985,412  $           521
                                      ================  ===============  ================  ================  =================


                                           DREYFUS VIF OPPORTUNISTIC
                                                   SMALL CAP                    FIDELITY VIP CONTRAFUND
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ----------------------------------
                                            2014              2013              2014              2013
                                      ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (2,415)  $       (2,295)   $        172,250  $        329,425
   Net realized gains (losses)......           177,596           38,004          9,135,385         1,161,493
   Change in unrealized gains
     (losses) on investments........         (162,173)          417,269        (5,789,490)        10,100,850
                                      ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            13,008          452,978          3,518,145        11,591,768
                                      ----------------  ---------------   ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             1,326              503          1,509,932           627,512
   Net transfers (including
     fixed account).................         (298,978)           84,480       (21,082,777)         (318,749)
   Policy charges...................          (17,278)         (15,675)          (394,078)         (492,737)
   Transfers for policy benefits
     and terminations...............         (119,875)          (1,153)          (170,553)          (57,156)
                                      ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (434,805)           68,155       (20,137,476)         (241,130)
                                      ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (421,797)          521,133       (16,619,331)        11,350,638
NET ASSETS:
   Beginning of year................         1,461,319          940,186         49,125,286        37,774,648
                                      ----------------  ---------------   ----------------  ----------------
   End of year......................  $      1,039,522  $     1,461,319   $     32,505,955  $     49,125,286
                                      ================  ===============   ================  ================



                                          FIDELITY VIP EQUITY-INCOME           FIDELITY VIP FREEDOM 2010
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ----------------------------------
                                            2014              2013              2014              2013
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         17,896  $       (29,492)  $          8,595  $          3,952
   Net realized gains (losses)......            23,264         7,310,066            15,399             5,430
   Change in unrealized gains
     (losses) on investments........          (41,955)       (4,355,826)           (1,076)             8,339
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (795)         2,924,748            22,918            17,721
                                      ----------------  ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             3,585             4,144             3,977               127
   Net transfers (including
     fixed account).................          (92,694)      (14,417,476)           421,739           306,876
   Policy charges...................           (3,799)         (115,847)          (19,315)          (13,915)
   Transfers for policy benefits
     and terminations...............          (20,677)          (26,429)          (97,312)          (73,427)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (113,585)      (14,555,608)           309,089           219,661
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (114,380)      (11,630,860)           332,007           237,382
NET ASSETS:
   Beginning of year................           771,580        12,402,440           266,195            28,813
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        657,200  $        771,580  $        598,202  $        266,195
                                      ================  ================  ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          FIDELITY VIP FREEDOM 2015           FIDELITY VIP FREEDOM 2020
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ----------------------------------
                                            2014             2013              2014              2013
                                      ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         8,035  $          8,405  $         29,460  $         13,439
   Net realized gains (losses)......           15,370             3,802            56,315            20,923
   Change in unrealized gains
     (losses) on investments........          (2,641)            14,679          (46,173)            68,604
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           20,764            26,886            39,602           102,966
                                      ---------------  ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           20,499             3,693             1,882             3,843
   Net transfers (including
     fixed account).................           80,851           457,326         1,368,091           223,799
   Policy charges...................         (52,149)          (12,627)          (40,344)          (16,936)
   Transfers for policy benefits
     and terminations...............         (45,060)           (7,822)         (328,015)          (35,437)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            4,141           440,570         1,001,614           175,269
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           24,905           467,456         1,041,216           278,235
NET ASSETS:
   Beginning of year................          517,869            50,413           870,612           592,377
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $       542,774  $        517,869  $      1,911,828  $        870,612
                                      ===============  ================  ================  ================

                                          FIDELITY VIP FREEDOM 2025            FIDELITY VIP FREEDOM 2030
                                              INVESTMENT OPTION                    INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2014              2013              2014             2013
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          9,040  $          6,683  $         8,839  $          7,986
   Net realized gains (losses)......            27,418            12,661           64,078            41,091
   Change in unrealized gains
     (losses) on investments........           (9,771)            35,644         (36,942)            68,865
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            26,687            54,988           35,975           117,942
                                      ----------------  ----------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             1,295                --            3,256               276
   Net transfers (including
     fixed account).................           332,145            79,691          240,483          (53,990)
   Policy charges...................          (25,866)           (8,656)         (23,653)          (13,619)
   Transfers for policy benefits
     and terminations...............         (139,481)           (7,261)        (184,748)          (17,253)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           168,093            63,774           35,338          (84,586)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           194,780           118,762           71,313            33,356
NET ASSETS:
   Beginning of year................           421,604           302,842          576,904           543,548
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $        616,384  $        421,604  $       648,217  $        576,904
                                      ================  ================  ===============  ================

                                        FIDELITY VIP GROWTH & INCOME         FIDELITY VIP HIGH INCOME
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                           2014              2013              2014             2013
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         1,463   $         1,270  $         7,282   $           551
   Net realized gains (losses)......              300               105               18                22
   Change in unrealized gains
     (losses) on investments........            8,185            21,492          (9,623)              (91)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            9,948            22,867          (2,323)               482
                                      ---------------   ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            6,710             3,208            6,071             1,343
   Net transfers (including
     fixed account).................               --             2,722          110,801             1,317
   Policy charges...................          (1,013)             (777)            (542)             (360)
   Transfers for policy benefits
     and terminations...............               --               (2)              (2)               (1)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            5,697             5,151          116,328             2,299
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............           15,645            28,018          114,005             2,781
NET ASSETS:
   Beginning of year................           94,775            66,757            9,889             7,108
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $       110,420   $        94,775  $       123,894   $         9,889
                                      ===============   ===============  ===============   ===============

                                            FIDELITY VIP INDEX 500
                                               INVESTMENT OPTION
                                      ----------------------------------
                                            2014              2013
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,798,192  $      1,074,250
   Net realized gains (losses)......         3,967,268         4,186,387
   Change in unrealized gains
     (losses) on investments........         8,164,044        11,360,857
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        13,929,504        16,621,494
                                      ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         1,539,748           583,927
   Net transfers (including
     fixed account).................        47,522,693         1,668,491
   Policy charges...................       (1,139,759)         (612,191)
   Transfers for policy benefits
     and terminations...............       (3,094,014)         (832,662)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        44,828,668           807,565
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............        58,758,172        17,429,059
NET ASSETS:
   Beginning of year................        69,517,433        52,088,374
                                      ----------------  ----------------
   End of year......................  $    128,275,605  $     69,517,433
                                      ================  ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                FIDELITY VIP
                                            INVESTMENT GRADE BOND             FIDELITY VIP MID CAP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014              2013             2014            2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       435,403  $       248,426  $      (41,881)  $        18,140
   Net realized gains (losses)......         (49,357)          138,928        1,284,215        3,880,757
   Change in unrealized gains
     (losses) on investments........          257,142        (631,159)          307,904        3,015,901
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          643,188        (243,805)        1,550,238        6,914,798
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,582          241,379          810,057          662,056
   Net transfers (including
     fixed account).................        9,276,073        1,841,402          406,768      (3,811,972)
   Policy charges...................        (150,752)        (150,576)        (307,168)        (329,467)
   Transfers for policy benefits
     and terminations...............         (70,929)        (157,965)        (354,200)         (86,165)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        9,056,974        1,774,240          555,457      (3,565,548)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        9,700,162        1,530,435        2,105,695        3,349,250
NET ASSETS:
   Beginning of year................       11,373,631        9,843,196       24,413,401       21,064,151
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    21,073,793  $    11,373,631  $    26,519,096  $    24,413,401
                                      ===============  ===============  ===============  ===============

                                                                             FTVIPT FRANKLIN MUTUAL
                                            FIDELITY VIP OVERSEAS             GLOBAL DISCOVERY VIP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014             2013             2014              2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        38,560  $        35,970  $         3,195  $           165
   Net realized gains (losses)......          107,701          152,902           10,128              816
   Change in unrealized gains
     (losses) on investments........        (508,786)          941,567          (3,898)              914
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (362,525)        1,130,439            9,425            1,895
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              657          242,101               --               --
   Net transfers (including
     fixed account).................           96,436        (776,424)          109,105              611
   Policy charges...................         (35,696)         (72,470)          (7,190)            (220)
   Transfers for policy benefits
     and terminations...............        (174,227)         (72,061)              (3)              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (112,830)        (678,854)          101,912              390
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (475,355)          451,585          111,337            2,285
NET ASSETS:
   Beginning of year................        4,502,958        4,051,373            8,983            6,698
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     4,027,603  $     4,502,958  $       120,320  $         8,983
                                      ===============  ===============  ===============  ===============

                                          FTVIPT FRANKLIN SMALL-MID             FTVIPT TEMPLETON
                                               CAP GROWTH VIP                DEVELOPING MARKETS VIP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014              2013            2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (5,983)  $       (6,763)  $        31,103  $        93,525
   Net realized gains (losses)......          914,740          402,772          (7,871)         (17,050)
   Change in unrealized gains
     (losses) on investments........        (682,067)          661,907        (217,269)        (232,681)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          226,690        1,057,916        (194,037)        (156,206)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --              483            4,002            2,790
   Net transfers (including
     fixed account).................      (1,014,558)        1,174,298        (494,377)      (2,528,304)
   Policy charges...................        (209,574)        (158,942)         (32,988)         (54,003)
   Transfers for policy benefits
     and terminations...............        (823,397)        (263,228)         (47,241)          (8,723)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,047,529)          752,611        (570,604)      (2,588,240)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (1,820,839)        1,810,527        (764,641)      (2,744,446)
NET ASSETS:
   Beginning of year................        4,200,464        2,389,937        2,701,819        5,446,265
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     2,379,625  $     4,200,464  $     1,937,178  $     2,701,819
                                      ===============  ===============  ===============  ===============

                                               FTVIPT TEMPLETON
                                                  FOREIGN VIP
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2014             2013
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       218,919   $       255,510
   Net realized gains (losses)......          343,702           120,043
   Change in unrealized gains
     (losses) on investments........      (2,138,125)         2,034,546
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,575,504)         2,410,099
                                      ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            6,805               533
   Net transfers (including
     fixed account).................          984,911         1,680,910
   Policy charges...................        (154,264)         (133,991)
   Transfers for policy benefits
     and terminations...............        (549,987)          (17,550)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          287,465         1,529,902
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (1,288,039)         3,940,001
NET ASSETS:
   Beginning of year................       13,801,374         9,861,373
                                      ---------------   ---------------
   End of year......................  $    12,513,335   $    13,801,374
                                      ===============   ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                              FTVIPT TEMPLETON              INVESCO V.I.
                                               GLOBAL BOND VIP                COMSTOCK       INVESCO V.I. INTERNATIONAL GROWTH
                                              INVESTMENT OPTION           INVESTMENT OPTION          INVESTMENT OPTION
                                      ----------------------------------  -----------------  ----------------------------------
                                            2014              2013            2014 (c)             2014              2013
                                      ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,318,368  $        965,282  $          (132)   $        398,371  $        234,971
   Net realized gains (losses)......            41,358           322,719              (10)          1,585,765           403,393
   Change in unrealized gains
     (losses) on investments........         (789,883)         (951,422)           (5,160)        (2,010,178)         3,466,972
                                      ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           569,843           336,579           (5,302)           (26,042)         4,105,336
                                      ----------------  ----------------  -----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           395,338           188,000               305          1,249,707           236,879
   Net transfers (including
     fixed account).................         6,957,787         (454,495)           710,833        (6,425,649)         6,896,509
   Policy charges...................         (269,890)         (224,561)             (608)          (314,187)         (246,924)
   Transfers for policy benefits
     and terminations...............         (129,810)         (152,077)                --          (320,766)          (89,597)
                                      ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         6,953,425         (643,133)           710,530        (5,810,895)         6,796,867
                                      ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         7,523,268         (306,554)           705,228        (5,836,937)        10,902,203
NET ASSETS:
   Beginning of year................        20,626,283        20,932,837                --         32,694,293        21,792,090
                                      ----------------  ----------------  -----------------  ----------------  ----------------
   End of year......................  $     28,149,551  $     20,626,283  $        705,228   $     26,857,356  $     32,694,293
                                      ================  ================  =================  ================  ================


                                            JANUS ASPEN ENTERPRISE            JANUS ASPEN GLOBAL RESEARCH
                                               INVESTMENT OPTION                   INVESTMENT OPTION
                                      ----------------------------------  ---------------------------------
                                            2014              2013              2014              2013
                                      ----------------  ---------------   ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (12,562)  $        16,752   $          7,483  $         7,631
   Net realized gains (losses)......         1,514,780          283,065             60,359           17,970
   Change in unrealized gains
     (losses) on investments........         (354,679)        1,792,540              1,030          173,773
                                      ----------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,147,539        2,092,357             68,872          199,374
                                      ----------------  ---------------   ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            14,438            3,160                 --               --
   Net transfers (including
     fixed account).................         (421,175)        2,049,355             44,659           86,202
   Policy charges...................          (77,017)         (53,887)           (13,213)         (11,098)
   Transfers for policy benefits
     and terminations...............          (54,444)               --          (117,859)          (3,021)
                                      ----------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (538,198)        1,998,628           (86,413)           72,083
                                      ----------------  ---------------   ----------------  ---------------
     Net increase (decrease)
        in net assets...............           609,341        4,090,985           (17,541)          271,457
NET ASSETS:
   Beginning of year................         9,522,990        5,432,005            953,601          682,144
                                      ----------------  ---------------   ----------------  ---------------
   End of year......................  $     10,132,331  $     9,522,990   $        936,060  $       953,601
                                      ================  ===============   ================  ===============


                                         JANUS ASPEN GLOBAL TECHNOLOGY         JANUS ASPEN OVERSEAS
                                               INVESTMENT OPTION                 INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2014              2013             2014             2013
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (11,856)   $       (9,762)  $       195,751   $       198,248
   Net realized gains (losses)......          710,888           176,905          681,863          (90,510)
   Change in unrealized gains
     (losses) on investments........         (45,611)         1,624,957      (1,783,993)           854,828
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          653,421         1,792,100        (906,379)           962,566
                                      ---------------   ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,522           166,941              146               170
   Net transfers (including
     fixed account).................        1,329,982           289,433          662,709          (22,883)
   Policy charges...................         (65,337)          (54,507)         (55,657)          (45,936)
   Transfers for policy benefits
     and terminations...............        (149,486)           (2,135)         (47,143)             (123)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,116,681           399,732          560,055          (68,772)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        1,770,102         2,191,832        (346,324)           893,794
NET ASSETS:
   Beginning of year................        7,015,424         4,823,592        7,216,376         6,322,582
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $     8,785,526   $     7,015,424  $     6,870,052   $     7,216,376
                                      ===============   ===============  ===============   ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                             JANUS ASPEN PERKINS               LMPVET CLEARBRIDGE
                                                MID CAP VALUE              VARIABLE AGGRESSIVE GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014            2013              2014            2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       134,944  $       136,135  $       (1,127)  $         3,539
   Net realized gains (losses)......        2,346,187          556,819          359,657          269,255
   Change in unrealized gains
     (losses) on investments........      (1,722,706)        2,427,981          474,436          910,872
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          758,425        3,120,935          832,966        1,183,666
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            5,243           13,647              547          190,760
   Net transfers (including
     fixed account).................      (4,271,635)        1,463,247           75,610        1,868,496
   Policy charges...................         (95,766)        (108,856)         (74,208)         (49,196)
   Transfers for policy benefits
     and terminations...............         (92,876)         (46,950)          (5,870)               --
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (4,455,034)        1,321,088          (3,921)        2,010,060
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,696,609)        4,442,023          829,045        3,193,726
NET ASSETS:
   Beginning of year................       15,962,918       11,520,895        4,111,627          917,901
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    12,266,309  $    15,962,918  $     4,940,672  $     4,111,627
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014             2013            2014              2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           214  $           180  $        12,546  $        21,318
   Net realized gains (losses)......            1,007              961          312,805            9,544
   Change in unrealized gains
     (losses) on investments........              956            3,195        (120,115)          271,856
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            2,177            4,336          205,236          302,718
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,188            2,895               --               --
   Net transfers (including
     fixed account).................               --          (1,961)      (1,121,300)           80,237
   Policy charges...................            (795)            (842)         (15,371)         (14,026)
   Transfers for policy benefits
     and terminations...............              (4)              (1)         (14,560)               --
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........            1,389               91      (1,151,231)           66,211
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            3,566            4,427        (945,995)          368,929
NET ASSETS:
   Beginning of year................           18,895           14,468        1,538,470        1,169,541
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $        22,461  $        18,895  $       592,475  $     1,538,470
                                      ===============  ===============  ===============  ===============

                                             LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014             2013            2014             2013
                                      ---------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         8,028   $       13,271  $        48,205  $        40,014
   Net realized gains (losses)......          479,683          364,867          476,244          410,604
   Change in unrealized gains
     (losses) on investments........        (127,861)          140,269        (154,650)          386,467
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          359,850          518,407          369,799          837,085
                                      ---------------   --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,617            3,972            5,212            5,141
   Net transfers (including
     fixed account).................      (1,113,772)        2,498,571          102,603        (506,029)
   Policy charges...................         (30,213)         (15,527)         (32,390)         (31,626)
   Transfers for policy benefits
     and terminations...............         (31,049)               --        (281,228)          (8,400)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,171,417)        2,487,016        (205,803)        (540,914)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (811,567)        3,005,423          163,996          296,171
NET ASSETS:
   Beginning of year................        3,612,955          607,532        2,952,656        2,656,485
                                      ---------------   --------------  ---------------  ---------------
   End of year......................  $     2,801,388   $    3,612,955  $     3,116,652  $     2,952,656
                                      ===============   ==============  ===============  ===============

                                            LMPVIT WESTERN ASSET
                                       VARIABLE GLOBAL HIGH YIELD BOND
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2014             2013
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       953,667  $       593,428
   Net realized gains (losses)......           53,978              955
   Change in unrealized gains
     (losses) on investments........      (1,243,374)         (73,001)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (235,729)          521,382
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              359               73
   Net transfers (including
     fixed account).................        3,345,174        1,449,205
   Policy charges...................        (127,884)         (83,955)
   Transfers for policy benefits
     and terminations...............         (55,478)         (15,538)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        3,162,171        1,349,785
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        2,926,442        1,871,167
NET ASSETS:
   Beginning of year................       10,471,633        8,600,466
                                      ---------------  ---------------
   End of year......................  $    13,398,075  $    10,471,633
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013




                                                  MFS VIT                                                    MFS VIT II
                                               GLOBAL EQUITY                  MFS VIT NEW DISCOVERY          HIGH YIELD
                                             INVESTMENT OPTION                  INVESTMENT OPTION         INVESTMENT OPTION
                                      --------------------------------  --------------------------------  -----------------
                                           2014            2013 (d)           2014             2013           2014 (e)
                                      ---------------  ---------------  ---------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             4  $             4  $       (4,667)  $       (3,825)  $            61
   Net realized gains (losses)......                8               --          746,224          105,798               --
   Change in unrealized gains
     (losses) on investments........                9               61      (1,011,457)          837,181             (74)
                                      ---------------  ---------------  ---------------  ---------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               21               65        (269,900)          939,154             (13)
                                      ---------------  ---------------  ---------------  ---------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --           31,543           14,556            1,428
   Net transfers (including
     fixed account).................               --              496          649,891          919,407               --
   Policy charges...................             (19)             (10)         (34,207)         (31,106)             (23)
   Transfers for policy benefits
     and terminations...............              (1)              (1)               --               --              (1)
                                      ---------------  ---------------  ---------------  ---------------  -----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........             (20)              485          647,227          902,857            1,404
                                      ---------------  ---------------  ---------------  ---------------  -----------------
     Net increase (decrease)
        in net assets...............                1              550          377,327        1,842,011            1,391
NET ASSETS:
   Beginning of year................              550               --        3,742,256        1,900,245               --
                                      ---------------  ---------------  ---------------  ---------------  -----------------
   End of year......................  $           551  $           550  $     4,119,583  $     3,742,256  $         1,391
                                      ===============  ===============  ===============  ===============  =================

                                                                                                                 MIST
                                                                                                              CLEARBRIDGE
                                                                                                              AGGRESSIVE
                                          MIST BLACKROCK HIGH YIELD       MIST CLARION GLOBAL REAL ESTATE       GROWTH
                                              INVESTMENT OPTION                  INVESTMENT OPTION         INVESTMENT OPTION
                                      --------------------------------  ---------------------------------  -----------------
                                           2014             2013              2014              2013           2014 (a)
                                      ---------------  ---------------  ----------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,857,530  $     1,582,685  $        430,787  $     1,512,198   $      (21,317)
   Net realized gains (losses)......        1,805,135        1,555,574           123,213         (20,694)           205,584
   Change in unrealized gains
     (losses) on investments........      (2,650,501)        (551,200)         3,663,761        (873,854)         2,322,112
                                      ---------------  ---------------  ----------------  ---------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,012,164        2,587,059         4,217,761          617,650         2,506,379
                                      ---------------  ---------------  ----------------  ---------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          247,132          378,018           348,852          232,464             2,452
   Net transfers (including
     fixed account).................      (3,832,178)          474,851        17,628,457          712,205        18,050,958
   Policy charges...................        (247,144)        (222,580)         (303,063)        (214,843)         (105,712)
   Transfers for policy benefits
     and terminations...............        (613,901)        (259,208)         (321,974)         (99,978)         (531,946)
                                      ---------------  ---------------  ----------------  ---------------  -----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (4,446,091)          371,081        17,352,272          629,848        17,415,752
                                      ---------------  ---------------  ----------------  ---------------  -----------------
     Net increase (decrease)
        in net assets...............      (3,433,927)        2,958,140        21,570,033        1,247,498        19,922,131
NET ASSETS:
   Beginning of year................       30,155,639       27,197,499        21,562,126       20,314,628                --
                                      ---------------  ---------------  ----------------  ---------------  -----------------
   End of year......................  $    26,721,712  $    30,155,639  $     43,132,159  $    21,562,126   $    19,922,131
                                      ===============  ===============  ================  ===============  =================



                                              MIST HARRIS OAKMARK
                                                 INTERNATIONAL
                                               INVESTMENT OPTION
                                      ----------------------------------
                                            2014              2013
                                      ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       424,852   $        291,891
   Net realized gains (losses)......        1,999,547            476,689
   Change in unrealized gains
     (losses) on investments........      (3,553,758)          2,306,821
                                      ---------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,129,359)          3,075,401
                                      ---------------   ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,502,668            453,862
   Net transfers (including
     fixed account).................        6,466,150          1,029,871
   Policy charges...................        (151,580)           (95,161)
   Transfers for policy benefits
     and terminations...............         (49,807)          (253,086)
                                      ---------------   ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        7,767,431          1,135,486
                                      ---------------   ----------------
     Net increase (decrease)
        in net assets...............        6,638,072          4,210,887
NET ASSETS:
   Beginning of year................       13,482,390          9,271,503
                                      ---------------   ----------------
   End of year......................  $    20,120,462   $     13,482,390
                                      ===============   ================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MIST INVESCO MID CAP VALUE       MIST INVESCO SMALL CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014            2013              2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         9,973  $        15,651  $       (8,134)  $         6,113
   Net realized gains (losses)......          828,701          114,033          604,101          210,581
   Change in unrealized gains
     (losses) on investments........        (482,846)          693,802        (297,262)          603,246
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          355,828          823,486          298,705          819,940
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           47,098              698               --               --
   Net transfers (including
     fixed account).................          656,879          680,846        2,126,880          175,530
   Policy charges...................        (172,028)        (132,453)         (54,563)         (27,255)
   Transfers for policy benefits
     and terminations...............        (764,876)        (213,886)         (16,807)               --
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (232,927)          335,205        2,055,510          148,275
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          122,901        1,158,691        2,354,215          968,215
NET ASSETS:
   Beginning of year................        3,779,958        2,621,267        2,829,964        1,861,749
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     3,902,859  $     3,779,958  $     5,184,179  $     2,829,964
                                      ===============  ===============  ===============  ===============

                                             MIST LOOMIS SAYLES
                                               GLOBAL MARKETS            MIST LORD ABBETT BOND DEBENTURE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2014              2013             2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       188,065  $       105,037  $        26,675  $        60,846
   Net realized gains (losses)......          142,983           33,989           44,913           10,277
   Change in unrealized gains
     (losses) on investments........            4,837          595,461         (43,414)          (7,550)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          335,885          734,487           28,174           63,573
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              988              840            3,746            4,474
   Net transfers (including
     fixed account).................        5,042,137         (28,202)        (248,200)           43,224
   Policy charges...................         (79,067)         (43,196)          (7,303)         (12,240)
   Transfers for policy benefits
     and terminations...............        (270,960)          (7,550)          (2,867)            (499)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        4,693,098         (78,108)        (254,624)           34,959
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        5,028,983          656,379        (226,450)           98,532
NET ASSETS:
   Beginning of year................        5,092,929        4,436,550          841,186          742,654
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    10,121,912  $     5,092,929  $       614,736  $       841,186
                                      ===============  ===============  ===============  ===============

                                                MIST METLIFE
                                            ASSET ALLOCATION 100           MIST METLIFE SMALL CAP VALUE
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2014              2013             2014             2013
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,642  $         6,537  $      (10,725)   $        44,407
   Net realized gains (losses)......          305,650           15,714          661,273           128,042
   Change in unrealized gains
     (losses) on investments........        (265,520)          323,311        (552,402)         1,492,892
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           42,772          345,562           98,146         1,665,341
                                      ---------------  ---------------  ---------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            1,034              214            4,050             3,357
   Net transfers (including
     fixed account).................      (1,591,924)          536,874        (278,763)           684,943
   Policy charges...................          (9,668)         (13,298)         (81,919)          (75,024)
   Transfers for policy benefits
     and terminations...............          (7,956)          (1,292)        (368,835)          (11,233)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,608,514)          522,498        (725,467)           602,043
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (1,565,742)          868,060        (627,321)         2,267,384
NET ASSETS:
   Beginning of year................        2,077,257        1,209,197        6,989,184         4,721,800
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $       511,515  $     2,077,257  $     6,361,863   $     6,989,184
                                      ===============  ===============  ===============   ===============

                                                  MIST MFS
                                           EMERGING MARKETS EQUITY
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2014              2013
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        27,541  $        51,341
   Net realized gains (losses)......           39,108           41,246
   Change in unrealized gains
     (losses) on investments........        (637,384)        (334,215)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (570,735)        (241,628)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          849,774          287,305
   Net transfers (including
     fixed account).................        6,140,150        (165,276)
   Policy charges...................         (74,446)         (56,046)
   Transfers for policy benefits
     and terminations...............         (96,281)        (269,070)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        6,819,197        (203,087)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        6,248,462        (444,715)
NET ASSETS:
   Beginning of year................        4,455,744        4,900,459
                                      ---------------  ---------------
   End of year......................  $    10,704,206  $     4,455,744
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                               MIST MORGAN STANLEY
                                       MIST MFS RESEARCH INTERNATIONAL           MID CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014            2013              2014            2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        51,131  $        74,957  $       (7,807)  $        27,714
   Net realized gains (losses)......           31,757          120,007          261,557           61,800
   Change in unrealized gains
     (losses) on investments........        (272,385)          315,292        (283,180)        1,495,206
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (189,497)          510,256         (29,430)        1,584,720
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --           46,673          337,010
   Net transfers (including
     fixed account).................          201,394      (1,037,158)        (180,685)          457,931
   Policy charges...................         (23,801)         (31,463)         (93,888)         (69,445)
   Transfers for policy benefits
     and terminations...............         (33,601)         (64,679)         (15,390)        (166,317)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          143,992      (1,133,300)        (243,290)          559,179
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (45,505)        (623,044)        (272,720)        2,143,899
NET ASSETS:
   Beginning of year................        2,646,952        3,269,996        5,893,672        3,749,773
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     2,601,447  $     2,646,952  $     5,620,952  $     5,893,672
                                      ===============  ===============  ===============  ===============

                                                                                   MIST PIMCO
                                      MIST OPPENHEIMER GLOBAL EQUITY        INFLATION PROTECTED BOND
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014              2013             2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         5,704  $        14,457  $       453,932  $       599,958
   Net realized gains (losses)......           85,990           89,450      (1,078,523)          822,141
   Change in unrealized gains
     (losses) on investments........         (80,921)           89,985        1,469,611      (3,980,334)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           10,773          193,892          845,020      (2,558,235)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,627            1,146          657,258          525,391
   Net transfers (including
     fixed account).................         (31,870)          (3,021)      (4,710,613)          701,456
   Policy charges...................          (9,793)         (11,703)        (329,907)        (362,154)
   Transfers for policy benefits
     and terminations...............          (2,247)            (870)        (267,406)         (28,514)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (41,283)         (14,448)      (4,650,668)          836,179
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (30,510)          179,444      (3,805,648)      (1,722,056)
NET ASSETS:
   Beginning of year................          908,317          728,873       30,554,008       32,276,064
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       877,807  $       908,317  $    26,748,360  $    30,554,008
                                      ===============  ===============  ===============  ===============


                                              MIST PIONEER FUND           MIST PIONEER STRATEGIC INCOME
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014             2013              2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           983  $        12,306  $       118,666  $       113,951
   Net realized gains (losses)......           22,060           89,270           24,788           22,124
   Change in unrealized gains
     (losses) on investments........         (19,239)         (24,287)         (38,674)        (106,806)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            3,804           77,289          104,780           29,269
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --              110          238,190
   Net transfers (including
     fixed account).................          785,722        (377,256)               --          (2,217)
   Policy charges...................          (1,569)          (2,291)         (16,098)          (9,519)
   Transfers for policy benefits
     and terminations...............            (516)          (1,056)              (2)            (169)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          783,637        (380,603)         (15,990)          226,285
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          787,441        (303,314)           88,790          255,554
NET ASSETS:
   Beginning of year................           68,156          371,470        2,397,668        2,142,114
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       855,597  $        68,156  $     2,486,458  $     2,397,668
                                      ===============  ===============  ===============  ===============

                                             MIST T. ROWE PRICE
                                               LARGE CAP VALUE
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2014             2013
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        52,750  $        41,010
   Net realized gains (losses)......          152,133           57,250
   Change in unrealized gains
     (losses) on investments........          521,929        1,001,588
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          726,812        1,099,848
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              413               46
   Net transfers (including
     fixed account).................        1,654,676        1,528,261
   Policy charges...................        (232,080)        (132,591)
   Transfers for policy benefits
     and terminations...............        (860,783)        (203,498)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          562,226        1,192,218
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,289,038        2,292,066
NET ASSETS:
   Beginning of year................        5,051,505        2,759,439
                                      ---------------  ---------------
   End of year......................  $     6,340,543  $     5,051,505
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                             MIST T. ROWE PRICE
                                               MID CAP GROWTH              MIST WMC LARGE CAP RESEARCH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014            2013              2014            2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (10,672)  $         8,760  $         3,807  $         8,739
   Net realized gains (losses)......          512,906          407,366           87,309           29,307
   Change in unrealized gains
     (losses) on investments........          150,668          975,291          (2,499)          173,021
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          652,902        1,391,417           88,617          211,067
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               43            2,699            3,160
   Net transfers (including
     fixed account).................               --         (13,739)        (250,628)          150,600
   Policy charges...................         (44,379)         (29,691)          (8,411)          (8,159)
   Transfers for policy benefits
     and terminations...............              (1)            (218)          (5,151)              (3)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (44,380)         (43,605)        (261,491)          145,598
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          608,522        1,347,812        (172,874)          356,665
NET ASSETS:
   Beginning of year................        5,124,339        3,776,527          916,841          560,176
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     5,732,861  $     5,124,339  $       743,967  $       916,841
                                      ===============  ===============  ===============  ===============

                                            MSF BAILLIE GIFFORD              MSF BARCLAYS AGGREGATE
                                            INTERNATIONAL STOCK                    BOND INDEX
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014              2013             2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (13)  $             7  $        53,091  $       (1,170)
   Net realized gains (losses)......              (1)               45           10,210          (4,995)
   Change in unrealized gains
     (losses) on investments........          (2,254)             (35)           98,774         (16,181)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (2,268)               17          162,075         (22,346)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              400               69              590               --
   Net transfers (including
     fixed account).................           75,005            (427)        5,872,732        1,524,789
   Policy charges...................             (72)             (10)         (92,344)         (49,740)
   Transfers for policy benefits
     and terminations...............               --               --        (425,586)        (108,345)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           75,333            (368)        5,355,392        1,366,704
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           73,065            (351)        5,517,467        1,344,358
NET ASSETS:
   Beginning of year................               39              390        1,424,446           80,088
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $        73,104  $            39  $     6,941,913  $     1,424,446
                                      ===============  ===============  ===============  ===============

                                                                               MSF BLACKROCK CAPITAL
                                           MSF BLACKROCK BOND INCOME               APPRECIATION
                                               INVESTMENT OPTION                 INVESTMENT OPTION
                                      ---------------------------------  --------------------------------
                                            2014             2013              2014             2013
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       143,768   $        30,777  $         (850)  $         6,799
   Net realized gains (losses)......            (995)            23,399          462,710           37,822
   Change in unrealized gains
     (losses) on investments........          175,063          (61,788)        (420,071)          295,551
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          317,836           (7,612)           41,789          340,172
                                      ---------------   ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          320,082               966              161              242
   Net transfers (including
     fixed account).................       21,271,271          (87,032)      (1,046,649)          100,641
   Policy charges...................         (45,707)           (8,349)          (6,899)         (12,098)
   Transfers for policy benefits
     and terminations...............         (72,602)               (3)          (3,695)              (1)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........       21,473,044          (94,418)      (1,057,082)           88,784
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       21,790,880         (102,030)      (1,015,293)          428,956
NET ASSETS:
   Beginning of year................          744,606           846,636        1,411,332          982,376
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $    22,535,486   $       744,606  $       396,039  $     1,411,332
                                      ===============   ===============  ===============  ===============

                                                MSF BLACKROCK
                                               LARGE CAP VALUE
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2014             2013
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        62,897  $        55,644
   Net realized gains (losses)......        1,676,726          350,705
   Change in unrealized gains
     (losses) on investments........      (1,082,968)        1,055,897
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          656,655        1,462,246
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --
   Net transfers (including
     fixed account).................        1,032,852          416,672
   Policy charges...................         (46,379)         (32,393)
   Transfers for policy benefits
     and terminations...............         (56,092)              (3)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          930,381          384,276
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,587,036        1,846,522
NET ASSETS:
   Beginning of year................        6,340,854        4,494,332
                                      ---------------  ---------------
   End of year......................  $     7,927,890  $     6,340,854
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                MSF BLACKROCK                     MSF FRONTIER
                                                MONEY MARKET                     MID CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014            2013             2014              2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (275,203)  $     (318,765)  $       (5,725)  $        24,312
   Net realized gains (losses)......               --               --          590,592          447,550
   Change in unrealized gains
     (losses) on investments........               --               --        (286,876)          352,569
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (275,203)        (318,765)          297,991          824,431
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        5,454,209        2,959,546            1,188              369
   Net transfers (including
     fixed account).................     (16,067,363)       19,818,473          146,125      (1,557,781)
   Policy charges...................      (1,796,538)      (1,873,934)         (52,426)         (44,004)
   Transfers for policy benefits
     and terminations...............     (22,688,842)        (773,895)        (174,891)          (3,602)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........     (35,098,534)       20,130,190         (80,004)      (1,605,018)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (35,373,737)       19,811,425          217,987        (780,587)
NET ASSETS:
   Beginning of year................      137,737,900      117,926,475        3,081,873        3,862,460
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   102,364,163  $   137,737,900  $     3,299,860  $     3,081,873
                                      ===============  ===============  ===============  ===============


                                             MSF JENNISON GROWTH           MSF METLIFE ASSET ALLOCATION 20
                                              INVESTMENT OPTION                   INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2014              2013             2014              2013
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         25,448  $        56,800  $             19  $        21,636
   Net realized gains (losses)......         2,415,883          539,150            91,056           18,824
   Change in unrealized gains
     (losses) on investments........           390,999        7,389,869          (68,606)          (3,515)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,832,330        7,985,819            22,469           36,945
                                      ----------------  ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         1,000,672          637,317               895               --
   Net transfers (including
     fixed account).................         2,583,227        1,068,197       (1,290,857)          675,163
   Policy charges...................         (314,224)        (245,770)           (4,633)          (9,349)
   Transfers for policy benefits
     and terminations...............         (227,043)        (672,899)           (4,267)          (1,456)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         3,042,632          786,845       (1,298,862)          664,358
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         5,874,962        8,772,664       (1,276,393)          701,303
NET ASSETS:
   Beginning of year................        30,443,959       21,671,295         1,656,739          955,436
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     36,318,921  $    30,443,959  $        380,346  $     1,656,739
                                      ================  ===============  ================  ===============


                                       MSF METLIFE ASSET ALLOCATION 40   MSF METLIFE ASSET ALLOCATION 60
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014              2013            2014              2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         5,899  $        45,011  $       139,371  $        79,988
   Net realized gains (losses)......          211,972           93,518        1,194,163           72,917
   Change in unrealized gains
     (losses) on investments........        (183,307)           65,810        (943,713)        1,000,587
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           34,564          204,339          389,821        1,153,492
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,997            8,612              590               --
   Net transfers (including
     fixed account).................      (2,252,060)          856,489      (5,197,509)        6,237,896
   Policy charges...................          (8,724)         (21,149)         (79,925)         (65,463)
   Transfers for policy benefits
     and terminations...............          (7,664)        (259,376)        (463,191)          (6,824)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,265,451)          584,576      (5,740,035)        6,165,609
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,230,887)          788,915      (5,350,214)        7,319,101
NET ASSETS:
   Beginning of year................        2,588,009        1,799,094       11,737,362        4,418,261
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       357,122  $     2,588,009  $     6,387,148  $    11,737,362
                                      ===============  ===============  ===============  ===============


                                       MSF METLIFE ASSET ALLOCATION 80
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2014              2013
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,887  $        27,302
   Net realized gains (losses)......          549,874          105,358
   Change in unrealized gains
     (losses) on investments........        (515,434)          333,790
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           37,327          466,450
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              183              183
   Net transfers (including
     fixed account).................      (2,445,486)          343,474
   Policy charges...................         (13,360)         (23,255)
   Transfers for policy benefits
     and terminations...............         (26,515)          (8,967)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,485,178)          311,435
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,447,851)          777,885
NET ASSETS:
   Beginning of year................        2,805,611        2,027,726
                                      ---------------  ---------------
   End of year......................  $       357,760  $     2,805,611
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MSF METLIFE MID CAP STOCK INDEX       MSF METLIFE STOCK INDEX
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                           2014            2013               2014            2013
                                      --------------  ---------------   ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       87,412  $        53,846   $       304,270  $      303,034
   Net realized gains (losses)......         824,601          513,063         1,635,481       2,506,723
   Change in unrealized gains
     (losses) on investments........       (123,886)        1,129,147           575,111       1,782,920
                                      --------------  ---------------   ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         788,127        1,696,056         2,514,862       4,592,677
                                      --------------  ---------------   ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         122,935           72,344             3,154           3,111
   Net transfers (including
     fixed account).................       1,346,467        2,139,149         2,599,585     (4,914,570)
   Policy charges...................        (86,689)         (48,046)         (267,033)       (266,611)
   Transfers for policy benefits
     and terminations...............       (522,757)               --       (1,247,915)       (218,660)
                                      --------------  ---------------   ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         859,956        2,163,447         1,087,791     (5,396,730)
                                      --------------  ---------------   ---------------  --------------
     Net increase (decrease)
        in net assets...............       1,648,083        3,859,503         3,602,653       (804,053)
NET ASSETS:
   Beginning of year................       8,110,329        4,250,826        16,287,194      17,091,247
                                      --------------  ---------------   ---------------  --------------
   End of year......................  $    9,758,412  $     8,110,329   $    19,889,847  $   16,287,194
                                      ==============  ===============   ===============  ==============

                                           MSF MFS TOTAL RETURN                   MSF MFS VALUE
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014              2013            2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       379,356  $       542,017  $       589,667  $       432,917
   Net realized gains (losses)......        1,969,851          296,813        3,050,406        1,400,821
   Change in unrealized gains
     (losses) on investments........        (716,566)        3,488,156          524,542        6,853,618
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,632,641        4,326,986        4,164,615        8,687,356
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           25,460          653,586          638,502          414,038
   Net transfers (including
     fixed account).................      (7,709,604)          709,564        1,796,371        7,378,953
   Policy charges...................        (537,638)        (559,117)        (351,242)        (255,669)
   Transfers for policy benefits
     and terminations...............        (271,247)        (436,162)        (480,372)         (26,912)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (8,493,029)          367,871        1,603,259        7,510,410
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (6,860,388)        4,694,857        5,767,874       16,197,766
NET ASSETS:
   Beginning of year................       28,169,711       23,474,854       37,436,118       21,238,352
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    21,309,323  $    28,169,711  $    43,203,992  $    37,436,118
                                      ===============  ===============  ===============  ===============

                                             MSF MSCI EAFE INDEX          MSF NEUBERGER BERMAN GENESIS
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014             2013             2014           2013 (f)
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        84,927  $        21,380  $           368  $         (774)
   Net realized gains (losses)......            6,860              619           41,562           63,880
   Change in unrealized gains
     (losses) on investments........        (497,251)          196,138         (43,019)           73,333
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (405,464)          218,137          (1,089)          136,439
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --              160              417
   Net transfers (including
     fixed account).................        5,827,787        2,248,863        (161,235)          295,764
   Policy charges...................         (37,856)          (8,569)          (3,924)          (4,514)
   Transfers for policy benefits
     and terminations...............         (21,974)              (3)          (1,933)             (13)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        5,767,957        2,240,291        (166,932)          291,654
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        5,362,493        2,458,428        (168,021)          428,093
NET ASSETS:
   Beginning of year................        2,518,688           60,260          428,093               --
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     7,881,181  $     2,518,688  $       260,072  $       428,093
                                      ===============  ===============  ===============  ===============

                                          MSF RUSSELL 2000 INDEX
                                             INVESTMENT OPTION
                                      --------------------------------
                                           2014             2013
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       306,166  $       323,263
   Net realized gains (losses)......        2,398,170        1,309,709
   Change in unrealized gains
     (losses) on investments........      (1,232,698)        5,969,365
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,471,638        7,602,337
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           92,472           44,377
   Net transfers (including
     fixed account).................        3,977,775         (43,884)
   Policy charges...................        (302,034)        (236,298)
   Transfers for policy benefits
     and terminations...............        (963,186)        (257,573)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        2,805,027        (493,378)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        4,276,665        7,108,959
NET ASSETS:
   Beginning of year................       27,507,750       20,398,791
                                      ---------------  ---------------
   End of year......................  $    31,784,415  $    27,507,750
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                            MSF T. ROWE PRICE          MSF WESTERN ASSET MANAGEMENT
                                            LARGE CAP GROWTH                  U.S. GOVERNMENT
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     ------------------------------  --------------------------------
                                          2014            2013            2014              2013
                                     --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (6,126)  $      (3,972)  $        29,310  $        52,789
   Net realized gains (losses).....         588,008         120,784            (709)           11,537
   Change in unrealized gains
     (losses) on investments.......       (325,553)         724,553           20,531         (73,241)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         256,329         841,365           49,132          (8,915)
                                     --------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............              --              --            6,594            2,935
   Net transfers (including
     fixed account)................          17,916       1,719,030        7,575,071        (677,981)
   Policy charges..................       (239,391)       (136,725)         (33,157)         (78,416)
   Transfers for policy benefits
     and terminations..............       (850,573)       (252,113)         (17,554)         (84,566)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........     (1,072,048)       1,330,192        7,530,954        (838,028)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       (815,719)       2,171,557        7,580,086        (846,943)
NET ASSETS:
   Beginning of year...............       3,614,841       1,443,284        1,641,887        2,488,830
                                     --------------  --------------  ---------------  ---------------
   End of year.....................  $    2,799,122  $    3,614,841  $     9,221,973  $     1,641,887
                                     ==============  ==============  ===============  ===============

                                                                            OPPENHEIMER VA MAIN
                                            MSF WMC BALANCED                 STREET SMALL CAP
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                          2014            2013             2014             2013
                                     --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       15,874  $        16,329  $       10,379  $         (990)
   Net realized gains (losses).....          46,612           38,133         250,549            1,971
   Change in unrealized gains
     (losses) on investments.......           7,482           72,384        (98,572)          140,298
                                     --------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          69,968          126,846         162,356          141,279
                                     --------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............              --               --              91              324
   Net transfers (including
     fixed account)................         244,771         (44,118)       (215,093)        1,640,660
   Policy charges..................         (9,138)          (8,998)        (17,309)          (5,231)
   Transfers for policy benefits
     and terminations..............       (216,574)              (5)        (18,243)              (2)
                                     --------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........          19,059         (53,121)       (250,554)        1,635,751
                                     --------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets...............          89,027           73,725        (88,198)        1,777,030
NET ASSETS:
   Beginning of year...............         701,355          627,630       1,778,793            1,763
                                     --------------  ---------------  --------------  ---------------
   End of year.....................  $      790,382  $       701,355  $    1,690,595  $     1,778,793
                                     ==============  ===============  ==============  ===============

                                                                              PIMCO VIT COMMODITY
                                            PIMCO VIT ALL ASSET              REAL RETURN STRATEGY
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                     --------------------------------  --------------------------------
                                           2014             2013             2014          2013 (f)
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        14,263  $        26,326  $         7,635  $         (508)
   Net realized gains (losses).....           11,974         (13,194)         (12,282)             (24)
   Change in unrealized gains
     (losses) on investments.......            4,946         (24,071)      (1,083,948)         (17,845)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           31,183         (10,939)      (1,088,595)         (18,377)
                                     ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............               --               --          290,279           26,559
   Net transfers (including
     fixed account)................        (740,155)          332,495        3,775,842        1,013,088
   Policy charges..................          (5,171)          (7,184)         (31,081)          (2,002)
   Transfers for policy benefits
     and terminations..............               --         (15,321)          (3,913)              (6)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (745,326)          309,990        4,031,127        1,037,639
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (714,143)          299,051        2,942,532        1,019,262
NET ASSETS:
   Beginning of year...............          856,423          557,372        1,019,262               --
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       142,280  $       856,423  $     3,961,794  $     1,019,262
                                     ===============  ===============  ===============  ===============

                                           PIMCO VIT LONG-TERM
                                             U.S. GOVERNMENT
                                            INVESTMENT OPTION
                                     -------------------------------
                                          2014             2013
                                     ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $             1  $            3
   Net realized gains (losses).....               --            (65)
   Change in unrealized gains
     (losses) on investments.......               10              42
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............               11            (20)
                                     ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............               20              69
   Net transfers (including
     fixed account)................               --           (349)
   Policy charges..................              (1)             (8)
   Transfers for policy benefits
     and terminations..............               --              --
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........               19           (288)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets...............               30           (308)
NET ASSETS:
   Beginning of year...............               35             343
                                     ---------------  --------------
   End of year.....................  $            65  $           35
                                     ===============  ==============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           PIMCO VIT LOW DURATION            PIMCO VIT TOTAL RETURN
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014             2013            2014              2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       263,632  $       335,908  $     1,815,726  $     2,802,834
   Net realized gains (losses)......          142,057          264,801        1,572,736        2,382,254
   Change in unrealized gains
     (losses) on investments........        (246,562)        (712,115)          938,016      (8,318,904)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          159,127        (111,406)        4,326,478      (3,133,816)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,300,710          632,620          669,918          724,105
   Net transfers (including
     fixed account).................        (548,783)      (7,618,023)     (62,837,006)     (32,326,990)
   Policy charges...................        (305,142)        (298,129)      (1,447,735)      (1,888,268)
   Transfers for policy benefits
     and terminations...............        (145,233)         (91,129)      (4,593,875)        (773,667)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          301,552      (7,374,661)     (68,208,698)     (34,264,820)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          460,679      (7,486,067)     (63,882,220)     (37,398,636)
NET ASSETS:
   Beginning of year................       23,145,882       30,631,949      123,244,117      160,642,753
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    23,606,561  $    23,145,882  $    59,361,897  $   123,244,117
                                      ===============  ===============  ===============  ===============

                                         PIONEER VCT MID CAP VALUE        PUTNAM VT INTERNATIONAL VALUE
                                             INVESTMENT OPTION                  INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2014              2013             2014           2013 (g)
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         5,739  $         5,595  $             7  $            --
   Net realized gains (losses)......          308,211           31,609                2                1
   Change in unrealized gains
     (losses) on investments........        (168,853)          295,969             (88)               71
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          145,097          333,173             (79)               72
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            3,672            2,817              286               --
   Net transfers (including
     fixed account).................        (119,569)         (92,720)               --              496
   Policy charges...................         (27,532)         (23,788)             (23)             (10)
   Transfers for policy benefits
     and terminations...............         (81,705)              (1)              (1)              (1)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (225,134)        (113,692)              262              485
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (80,037)          219,481              183              557
NET ASSETS:
   Beginning of year................        1,320,574        1,101,093              557               --
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     1,240,537  $     1,320,574  $           740  $           557
                                      ===============  ===============  ===============  ===============

                                         PUTNAM VT MULTI-CAP GROWTH              ROYCE MICRO-CAP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014             2013            2014             2013
                                      ---------------   --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            52   $          327  $       (4,668)  $        11,098
   Net realized gains (losses)......           30,097           10,583          411,077          153,619
   Change in unrealized gains
     (losses) on investments........         (19,671)           26,621        (503,305)          460,437
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           10,478           37,531         (96,896)          625,154
                                      ---------------   --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --              670          119,995
   Net transfers (including
     fixed account).................           28,094         (23,423)      (1,573,888)        (116,946)
   Policy charges...................            (970)          (1,243)         (39,045)         (73,541)
   Transfers for policy benefits
     and terminations...............            (654)              (3)          (3,912)         (43,054)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........           26,470         (24,669)      (1,616,175)        (113,546)
                                      ---------------   --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............           36,948           12,862      (1,713,071)          511,608
NET ASSETS:
   Beginning of year................          137,312          124,450        3,770,469        3,258,861
                                      ---------------   --------------  ---------------  ---------------
   End of year......................  $       174,260   $      137,312  $     2,057,398  $     3,770,469
                                      ===============   ==============  ===============  ===============

                                               ROYCE SMALL-CAP
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2014             2013
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (6,444)  $       111,017
   Net realized gains (losses)......        2,875,347        1,505,030
   Change in unrealized gains
     (losses) on investments........      (2,497,170)        2,014,940
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          371,733        3,630,987
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            2,037            2,170
   Net transfers (including
     fixed account).................      (3,171,499)        (707,061)
   Policy charges...................         (91,488)        (114,900)
   Transfers for policy benefits
     and terminations...............         (95,889)         (54,536)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (3,356,839)        (874,327)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (2,985,106)        2,756,660
NET ASSETS:
   Beginning of year................       13,501,627       10,744,967
                                      ---------------  ---------------
   End of year......................  $    10,516,521  $    13,501,627
                                      ===============  ===============

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                               TAP 1919 VARIABLE
                                         SOCIALLY RESPONSIVE BALANCED        UIF EMERGING MARKETS DEBT
                                               INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2014             2013             2014             2013
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           486  $           428  $         3,720  $         2,554
   Net realized gains (losses)......           19,090           51,274              460              784
   Change in unrealized gains
     (losses) on investments........         (13,525)         (13,012)          (2,446)          (9,693)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            6,051           38,690            1,734          (6,355)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              407              348            3,127            3,127
   Net transfers (including
     fixed account).................         (37,479)        (270,141)               --               --
   Policy charges...................          (1,289)          (2,682)            (598)            (591)
   Transfers for policy benefits
     and terminations...............            (171)          (2,149)              (2)              (2)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (38,532)        (274,624)            2,527            2,534
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (32,481)        (235,934)            4,261          (3,821)
NET ASSETS:
   Beginning of year................          109,661          345,595           64,638           68,459
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $        77,180  $       109,661  $        68,899  $        64,638
                                      ===============  ===============  ===============  ===============

                                                                                                             VANGUARD VIF
                                                                                                             SMALL COMPANY
                                        UIF EMERGING MARKETS EQUITY      VANGUARD VIF DIVERSIFIED VALUE         GROWTH
                                             INVESTMENT OPTION                  INVESTMENT OPTION          INVESTMENT OPTION
                                      --------------------------------  ---------------------------------  -----------------
                                            2014             2013             2014             2013            2014 (b)
                                      ---------------  ---------------  ---------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        28,555  $        67,048  $        22,044  $         16,844  $          (77)
   Net realized gains (losses)......           52,469           29,523           79,188            12,637              302
   Change in unrealized gains
     (losses) on investments........        (774,022)        (362,180)            5,643           216,661            9,376
                                      ---------------  ---------------  ---------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (692,998)        (265,609)          106,875           246,142            9,601
                                      ---------------  ---------------  ---------------  ----------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............               --               --               --                --               --
   Net transfers (including
     fixed account).................        4,536,828        5,500,814          310,620            56,886           88,378
   Policy charges...................        (148,446)         (78,682)          (8,724)           (9,390)             (87)
   Transfers for policy benefits
     and terminations...............         (64,227)         (12,714)        (103,218)               (2)              (1)
                                      ---------------  ---------------  ---------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        4,324,155        5,409,418          198,678            47,494           88,290
                                      ---------------  ---------------  ---------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        3,631,157        5,143,809          305,553           293,636           97,891
NET ASSETS:
   Beginning of year................       12,661,218        7,517,409        1,135,917           842,281               --
                                      ---------------  ---------------  ---------------  ----------------  -----------------
   End of year......................  $    16,292,375  $    12,661,218  $     1,441,470  $      1,135,917  $        97,891
                                      ===============  ===============  ===============  ================  =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

       METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY USA
                 NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Company's Board of Directors on January 15, 1999 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). On November 14, 2014, the Company changed its name from Metlife Insurance Company of Connecticut to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding fund, portfolio, or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AllianceBernstein Variable Products Series Fund, Inc.      Met Investors Series Trust ("MIST")*
   ("AllianceBernstein")                                   Metropolitan Series Fund ("MSF")*
American Century Variable Portfolios, Inc. ("American      MFS Variable Insurance Trust ("MFS VIT")
   Century VP")                                            MFS Variable Insurance Trust II ("MFS VIT II")
American Funds Insurance Series ("American Funds")         Oppenheimer Variable Account Funds
Delaware VIP Trust ("Delaware VIP")                          ("Oppenheimer VA")
Dreyfus Variable Investment Fund ("Dreyfus VIF")           PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Royce Capital Fund ("Royce")
Janus Aspen Series ("Janus Aspen")                         The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Equity Trust                  Trust for Advised Portfolios ("TAP")
   ("LMPVET")                                              Vanguard Variable Insurance Fund ("Vanguard VIF")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT OPTIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2014:

AllianceBernstein Global Thematic Growth Investment      American Century VP Capital Appreciation Investment
   Option                                                  Option (b)
AllianceBernstein Intermediate Bond Investment           American Century VP Ultra Investment Option
   Option                                                American Funds Bond Investment Option
AllianceBernstein International Value Investment         American Funds Global Growth Investment Option
   Option                                                American Funds Global Small Capitalization
                                                           Investment Option

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)


American Funds Growth Investment Option                   LMPVET ClearBridge Variable Large Cap Growth
American Funds Growth-Income Investment Option              Investment Option
American Funds High-Income Bond Investment                LMPVET ClearBridge Variable Large Cap Value
   Option                                                   Investment Option
American Funds International Investment Option            LMPVIT Western Asset Variable Global High Yield
American Funds New World Investment Option                  Bond Investment Option
American Funds U.S. Government/AAA-Rated                  MFS VIT Global Equity Investment Option
   Securities Investment Option                           MFS VIT New Discovery Investment Option
Delaware VIP Small Cap Value Investment Option            MFS VIT II High Yield Investment Option
Dreyfus VIF Appreciation Investment Option                MIST BlackRock High Yield Investment Option
Dreyfus VIF International Value Investment Option         MIST Clarion Global Real Estate Investment Option
Dreyfus VIF Opportunistic Small Cap Investment            MIST ClearBridge Aggressive Growth Investment
   Option                                                   Option (b)
Fidelity VIP Contrafund Investment Option (a)             MIST Harris Oakmark International Investment Option
Fidelity VIP Equity-Income Investment Option              MIST Invesco Mid Cap Value Investment Option
Fidelity VIP Freedom 2010 Investment Option               MIST Invesco Small Cap Growth Investment Option
Fidelity VIP Freedom 2015 Investment Option               MIST Loomis Sayles Global Markets Investment
Fidelity VIP Freedom 2020 Investment Option                 Option
Fidelity VIP Freedom 2025 Investment Option               MIST Lord Abbett Bond Debenture Investment Option
Fidelity VIP Freedom 2030 Investment Option               MIST MetLife Asset Allocation 100 Investment Option
Fidelity VIP Growth & Income Investment Option            MIST MetLife Small Cap Value Investment Option
Fidelity VIP High Income Investment Option                MIST MFS Emerging Markets Equity Investment
Fidelity VIP Index 500 Investment Option                    Option
Fidelity VIP Investment Grade Bond Investment Option      MIST MFS Research International Investment Option
Fidelity VIP Mid Cap Investment Option                    MIST Morgan Stanley Mid Cap Growth Investment
Fidelity VIP Overseas Investment Option                     Option
FTVIPT Franklin Mutual Global Discovery VIP               MIST Oppenheimer Global Equity Investment Option
   Investment Option                                      MIST PIMCO Inflation Protected Bond Investment
FTVIPT Franklin Small-Mid Cap Growth VIP                    Option
   Investment Option                                      MIST Pioneer Fund Investment Option
FTVIPT Templeton Developing Markets VIP                   MIST Pioneer Strategic Income Investment Option
   Investment Option                                      MIST T. Rowe Price Large Cap Value Investment
FTVIPT Templeton Foreign VIP Investment Option              Option (a)
FTVIPT Templeton Global Bond VIP Investment Option        MIST T. Rowe Price Mid Cap Growth Investment
Invesco V.I. Comstock Investment Option                     Option
Invesco V.I. International Growth Investment Option       MIST WMC Large Cap Research Investment Option
Janus Aspen Enterprise Investment Option                  MSF Baillie Gifford International Stock Investment
Janus Aspen Global Research Investment Option               Option
Janus Aspen Global Technology Investment Option           MSF Barclays Aggregate Bond Index Investment
Janus Aspen Overseas Investment Option                      Option
Janus Aspen Perkins Mid Cap Value Investment Option       MSF BlackRock Bond Income Investment Option
LMPVET ClearBridge Variable Aggressive Growth             MSF BlackRock Capital Appreciation Investment
   Investment Option                                        Option
LMPVET ClearBridge Variable Appreciation                  MSF BlackRock Large Cap Value Investment Option
   Investment Option                                      MSF BlackRock Money Market Investment Option
LMPVET ClearBridge Variable Equity Income                 MSF Frontier Mid Cap Growth Investment Option
   Investment Option                                      MSF Jennison Growth Investment Option

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


MSF MetLife Asset Allocation 20 Investment Option      PIMCO VIT Commodity Real Return Strategy
MSF MetLife Asset Allocation 40 Investment Option        Investment Option
MSF MetLife Asset Allocation 60 Investment Option      PIMCO VIT Long-Term U.S. Government Investment
MSF MetLife Asset Allocation 80 Investment Option        Option
MSF MetLife Mid Cap Stock Index Investment Option      PIMCO VIT Low Duration Investment Option
MSF MetLife Stock Index Investment Option              PIMCO VIT Total Return Investment Option
MSF MFS Total Return Investment Option                 Pioneer VCT Mid Cap Value Investment Option
MSF MFS Value Investment Option                        Putnam VT International Value Investment Option
MSF MSCI EAFE Index Investment Option                  Putnam VT Multi-Cap Growth Investment Option
MSF Neuberger Berman Genesis Investment Option         Royce Micro-Cap Investment Option
MSF Russell 2000 Index Investment Option               Royce Small-Cap Investment Option
MSF T. Rowe Price Large Cap Growth Investment          TAP 1919 Variable Socially Responsive Balanced
   Option                                                Investment Option
MSF Western Asset Management U.S. Government           UIF Emerging Markets Debt Investment Option
   Investment Option                                   UIF Emerging Markets Equity Investment Option
MSF WMC Balanced Investment Option                     Vanguard VIF Diversified Value Investment Option
Oppenheimer VA Main Street Small Cap Investment        Vanguard VIF Small Company Growth Investment
   Option                                                Option
PIMCO VIT All Asset Investment Option

(a) This Investment Option invests in two or more share classes within the underlying funds, portfolio or series of the Trusts.
(b) This Investment Option began operations during the year ended December 31, 2014.

B. The following Investment Options had no net assets as of December 31, 2014:

Invesco V.I. Government Securities Investment Option     Vanguard VIF Short-Term Investment-Grade
MSF WMC Core Equity Opportunities Investment               Investment Option
   Option                                                Vanguard VIF Total Stock Market Index Investment
Vanguard VIF Equity Index Investment Option                Option
Vanguard VIF Mid-Cap Index Investment Option

3.  PORTFOLIO CHANGES


The following Investment Options ceased operations during the year ended December 31, 2014:

American Century VP Vista Investment Option               MIST ClearBridge Aggressive Growth II Investment
LMPVET ClearBridge Variable All Cap Value                   Option
   Investment Option                                      Pioneer VCT Emerging Markets Investment Option
LMPVET Investment Counsel Variable Social                 LMPVIT Western Asset Variable Strategic Bond
   Awareness Investment Option                              Investment Option
Invesco V.I. Global Real Estate Investment Option

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

Franklin Small-Mid Cap Growth Securities Fund           Franklin Small-Mid Cap Growth VIP Fund
Mutual Global Discovery Securities Fund                 Mutual Global Discovery VIP Fund
Templeton Developing Markets Securities Fund            Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund                   Templeton Global Bond VIP Fund
(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                   (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

American Century VP Vista Fund                          American Century VP Capital Appreciation Fund
(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced
   Social Awareness Portfolio                              Fund

SUBSTITUTIONS:

Former Portfolio                                          New Portfolio

(LMPVET) ClearBridge Variable All Cap Value               (MIST) T. Rowe Price Large Cap Value Portfolio
   Portfolio
Invesco V.I. Global Real Estate Fund                      (MIST) Clarion Global Real Estate Portfolio
Pioneer Emerging Markets VCT Portfolio                    (MIST) MFS Emerging Markets Equity Portfolio

LIQUIDATION:

LMPVET Western Asset Variable Strategic Bond
   Portfolio

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Option's investment in shares of a fund, portfolio, series or funds of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company, is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Options:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.05% - 0.45%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of the effective rate disclosed above excludes any waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis through the redemption of units. These charges generally include: cost of insurance ("COI") charges, administrative expense charges, a policy fee, sales expense charge, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. An administrative charge of $5 is assessed monthly. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS



                                                                         AS OF DECEMBER 31, 2014
                                                                    --------------------------------

                                                                        SHARES           COST ($)
                                                                    --------------    --------------
     AllianceBernstein Global Thematic Growth Investment Option...             214             4,163
     AllianceBernstein Intermediate Bond Investment Option........             562             6,719
     AllianceBernstein International Value Investment Option......           1,799            24,994
     American Century VP Capital Appreciation
        Investment Option (a).....................................         457,123         6,537,742
     American Century VP Ultra Investment Option..................           1,875            20,350
     American Funds Bond Investment Option........................           2,184            23,580
     American Funds Global Growth Investment Option...............         299,359         7,740,087
     American Funds Global Small Capitalization
        Investment Option.........................................              73             1,239
     American Funds Growth Investment Option......................         744,391        42,276,394
     American Funds Growth-Income Investment Option...............         415,120        16,367,336
     American Funds High-Income Bond Investment Option............           3,596            39,892
     American Funds International Investment Option...............       1,363,582        24,707,302
     American Funds New World Investment Option...................         432,352         9,040,305
     American Funds U.S. Government/AAA-Rated Securities
        Investment Option.........................................           4,308            53,801
     Delaware VIP Small Cap Value Investment Option...............         742,060        26,991,509
     Dreyfus VIF Appreciation Investment Option...................          16,208           639,271
     Dreyfus VIF International Value Investment Option............              49               581
     Dreyfus VIF Opportunistic Small Cap Investment Option........          21,756           740,177
     Fidelity VIP Contrafund Investment Option....................         885,605        22,967,411
     Fidelity VIP Equity-Income Investment Option.................          27,079           688,317
     Fidelity VIP Freedom 2010 Investment Option..................          48,049           590,417
     Fidelity VIP Freedom 2015 Investment Option..................          43,146           530,096
     Fidelity VIP Freedom 2020 Investment Option..................         149,713         1,866,493
     Fidelity VIP Freedom 2025 Investment Option..................          46,838           578,125
     Fidelity VIP Freedom 2030 Investment Option..................          49,825           590,272
     Fidelity VIP Growth & Income Investment Option...............           5,405            82,851
     Fidelity VIP High Income Investment Option...................          22,445           133,314
     Fidelity VIP Index 500 Investment Option.....................         616,354       100,342,113
     Fidelity VIP Investment Grade Bond Investment Option.........       1,664,597        21,400,360
     Fidelity VIP Mid Cap Investment Option.......................         719,845        22,805,413
     Fidelity VIP Overseas Investment Option......................         217,122         3,581,880
     FTVIPT Franklin Mutual Global Discovery VIP
        Investment Option.........................................           5,442           123,183
     FTVIPT Franklin Small-Mid Cap Growth VIP
        Investment Option.........................................         101,003         2,247,017
     FTVIPT Templeton Developing Markets VIP
        Investment Option.........................................         210,563         2,102,247
     FTVIPT Templeton Foreign VIP Investment Option...............         831,451        12,016,278
     FTVIPT Templeton Global Bond VIP Investment Option...........       1,516,679        28,498,549
     Invesco V.I. Comstock Investment Option (b)..................          36,962           710,387
     Invesco V.I. International Growth Investment Option..........         770,214        23,940,418
     Janus Aspen Enterprise Investment Option.....................         170,981         7,221,968
     Janus Aspen Global Research Investment Option................          22,960           685,764
     Janus Aspen Global Technology Investment Option..............       1,026,347         6,371,376
     Janus Aspen Overseas Investment Option.......................         217,751         8,575,750
     Janus Aspen Perkins Mid Cap Value Investment Option..........         667,010        10,239,811
     LMPVET ClearBridge Variable Aggressive Growth
        Investment Option.........................................         164,251         3,368,292

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2014
                                                                    -------------------------------
                                                                        COST OF         PROCEEDS
                                                                     PURCHASES ($)   FROM SALES ($)
                                                                    --------------   --------------
     AllianceBernstein Global Thematic Growth Investment Option...           3,015              108
     AllianceBernstein Intermediate Bond Investment Option........           1,711              225
     AllianceBernstein International Value Investment Option......           8,541              880
     American Century VP Capital Appreciation
        Investment Option (a).....................................       8,018,173        1,544,033
     American Century VP Ultra Investment Option..................           3,904            1,074
     American Funds Bond Investment Option........................           7,542              813
     American Funds Global Growth Investment Option...............       7,173,613        4,626,976
     American Funds Global Small Capitalization
        Investment Option.........................................             157              130
     American Funds Growth Investment Option......................      12,293,631       15,193,901
     American Funds Growth-Income Investment Option...............       4,270,878        2,517,957
     American Funds High-Income Bond Investment Option............           7,208            1,480
     American Funds International Investment Option...............       6,642,886        8,872,803
     American Funds New World Investment Option...................       3,393,316        1,416,429
     American Funds U.S. Government/AAA-Rated Securities
        Investment Option.........................................          14,838            1,834
     Delaware VIP Small Cap Value Investment Option...............      15,213,086        3,268,886
     Dreyfus VIF Appreciation Investment Option...................         123,463          326,943
     Dreyfus VIF International Value Investment Option............             590                9
     Dreyfus VIF Opportunistic Small Cap Investment Option........         184,016          621,234
     Fidelity VIP Contrafund Investment Option....................       6,387,740       25,708,359
     Fidelity VIP Equity-Income Investment Option.................       1,274,758        1,360,952
     Fidelity VIP Freedom 2010 Investment Option..................         636,276          309,586
     Fidelity VIP Freedom 2015 Investment Option..................         256,406          236,471
     Fidelity VIP Freedom 2020 Investment Option..................       1,427,490          375,585
     Fidelity VIP Freedom 2025 Investment Option..................         362,268          174,757
     Fidelity VIP Freedom 2030 Investment Option..................         395,080          338,550
     Fidelity VIP Growth & Income Investment Option...............           8,397            1,210
     Fidelity VIP High Income Investment Option...................         124,232              621
     Fidelity VIP Index 500 Investment Option.....................      64,355,916       17,618,582
     Fidelity VIP Investment Grade Bond Investment Option.........      11,486,148        1,988,326
     Fidelity VIP Mid Cap Investment Option.......................       6,026,054        4,916,366
     Fidelity VIP Overseas Investment Option......................         499,049          572,259
     FTVIPT Franklin Mutual Global Discovery VIP
        Investment Option.........................................         190,678           74,720
     FTVIPT Franklin Small-Mid Cap Growth VIP
        Investment Option.........................................         877,528        2,383,598
     FTVIPT Templeton Developing Markets VIP
        Investment Option.........................................         432,258          971,757
     FTVIPT Templeton Foreign VIP Investment Option...............       2,698,677        2,192,288
     FTVIPT Templeton Global Bond VIP Investment Option...........      11,236,007        2,964,211
     Invesco V.I. Comstock Investment Option (b)..................         711,137              739
     Invesco V.I. International Growth Investment Option..........       6,307,124       11,719,640
     Janus Aspen Enterprise Investment Option.....................       3,008,620        2,888,194
     Janus Aspen Global Research Investment Option................         151,078          230,005
     Janus Aspen Global Technology Investment Option..............       2,388,452          834,325
     Janus Aspen Overseas Investment Option.......................       2,510,690        1,056,760
     Janus Aspen Perkins Mid Cap Value Investment Option..........       2,743,901        5,868,874
     LMPVET ClearBridge Variable Aggressive Growth
        Investment Option.........................................         462,844          163,103

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 30, 1999 and began transactions in 2014.
(c)  Commenced August 16, 2013 and began transactions in 2014.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                         AS OF DECEMBER 31, 2014            DECEMBER 31, 2014
                                                                    -------------------------------  -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                        SHARES           COST ($)     PURCHASES ($)   FROM SALES ($)
                                                                    -------------     -------------  --------------   --------------
     LMPVET ClearBridge Variable Appreciation Investment Option...            634            18,120          3,346               904
     LMPVET ClearBridge Variable Equity Income
        Investment Option.........................................         37,099           458,286        177,119         1,315,802
     LMPVET ClearBridge Variable Large Cap Growth
        Investment Option.........................................        127,917         2,719,448        735,529         1,535,693
     LMPVET ClearBridge Variable Large Cap Value
        Investment Option.........................................        160,075         2,675,104      1,312,049         1,229,878
     LMPVIT Western Asset Variable Global High Yield Bond
        Investment Option.........................................      1,805,671        14,899,620      7,484,990         3,369,150
     MFS VIT Global Equity Investment Option......................             28               482              9                19
     MFS VIT New Discovery Investment Option......................        252,426         4,280,186      2,450,823         1,139,432
     MFS VIT II High Yield Investment Option (c)..................            228             1,466          1,490                24
     MIST BlackRock High Yield Investment Option..................      3,254,777        26,970,747     14,627,260        15,839,720
     MIST Clarion Global Real Estate Investment Option............      3,470,005        39,503,168     21,064,679         3,281,611
     MIST ClearBridge Aggressive Growth Investment Option (a).....      1,247,473        17,600,030     20,213,245         2,818,800
     MIST Harris Oakmark International Investment Option..........      1,262,263        19,413,075     11,535,351         1,656,230
     MIST Invesco Mid Cap Value Investment Option.................        194,948         3,549,461      1,885,232         1,447,244
     MIST Invesco Small Cap Growth Investment Option..............        264,229         4,813,444      3,089,339           495,231
     MIST Loomis Sayles Global Markets Investment Option..........        669,439         9,107,438      6,083,532         1,202,365
     MIST Lord Abbett Bond Debenture Investment Option............         47,106           602,974        226,028           441,032
     MIST MetLife Asset Allocation 100 Investment Option..........         36,589           419,136         89,856         1,695,727
     MIST MetLife Small Cap Value Investment Option...............        312,469         4,851,616      1,078,276         1,536,980
     MIST MFS Emerging Markets Equity Investment Option...........      1,112,704        11,185,430      8,552,418         1,705,676
     MIST MFS Research International Investment Option............        240,208         2,490,035        431,977           236,852
     MIST Morgan Stanley Mid Cap Growth Investment Option.........        340,458         4,530,806      1,320,589         1,571,683
     MIST Oppenheimer Global Equity Investment Option.............         43,391           778,920        334,887           346,954
     MIST PIMCO Inflation Protected Bond Investment Option........      2,653,608        28,676,768     10,857,062        15,053,792
     MIST Pioneer Fund Investment Option..........................         59,048           857,133        819,360            13,072
     MIST Pioneer Strategic Income Investment Option..............        227,074         2,504,732        148,337            20,976
     MIST T. Rowe Price Large Cap Value Investment Option.........        177,553         4,954,876      2,594,672         1,979,690
     MIST T. Rowe Price Mid Cap Growth Investment Option..........        457,896         4,279,320        500,905            55,051
     MIST WMC Large Cap Research Investment Option................         51,700           516,854         81,030           338,712
     MSF Baillie Gifford International Stock Investment Option....          7,260            75,355         75,406                87
     MSF Barclays Aggregate Bond Index Investment Option..........        618,709         6,858,949      9,306,562         3,898,076
     MSF BlackRock Bond Income Investment Option..................        203,077        22,370,572     22,224,454           607,637
     MSF BlackRock Capital Appreciation Investment Option.........          9,615           251,231        166,179         1,224,108
     MSF BlackRock Large Cap Value Investment Option..............        808,969         7,658,465      3,097,848           472,052
     MSF BlackRock Money Market Investment Option.................      1,023,642       102,364,171     58,536,753        93,910,483
     MSF Frontier Mid Cap Growth Investment Option................         89,597         2,681,921      1,439,287         1,292,398
     MSF Jennison Growth Investment Option........................      2,237,765        28,616,293      8,095,770         3,284,919
     MSF MetLife Asset Allocation 20 Investment Option............         33,045           381,543        374,030         1,671,933
     MSF MetLife Asset Allocation 40 Investment Option............         28,253           343,344        128,987         2,379,069
     MSF MetLife Asset Allocation 60 Investment Option............        472,422         5,681,273      1,483,695         6,792,820
     MSF MetLife Asset Allocation 80 Investment Option............         24,075           295,815        106,617         2,588,906
     MSF MetLife Mid Cap Stock Index Investment Option............        513,331         8,118,540      3,909,826         2,493,858
     MSF MetLife Stock Index Investment Option....................        430,423        14,932,382      6,787,652         4,894,469
     MSF MFS Total Return Investment Option.......................        124,434        17,159,216      3,032,362        11,146,023
     MSF MFS Value Investment Option..............................      2,350,598        32,587,721      9,226,428         5,193,028
     MSF MSCI EAFE Index Investment Option........................        622,035         8,178,273      6,159,245           306,356
     MSF Neuberger Berman Genesis Investment Option...............         14,393           229,760        113,337           279,899
     MSF Russell 2000 Index Investment Option.....................      1,580,528        24,028,364     10,931,525         7,116,077

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 30, 1999 and began transactions in 2014.
(c)  Commenced August 16, 2013 and began transactions in 2014.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MSF T. Rowe Price Large Cap Growth Investment Option.......        114,203        2,191,309           827,145        1,691,994
     MSF Western Asset Management U.S. Government
       Investment Option........................................        761,517        9,214,090         7,838,641          278,376
     MSF WMC Balanced Investment Option.........................         35,443          653,008           359,946          325,010
     Oppenheimer VA Main Street Small Cap Investment Option.....         63,652        1,648,753         1,014,057        1,031,757
     PIMCO VIT All Asset Investment Option......................         13,734          152,007           433,796        1,164,857
     PIMCO VIT Commodity Real Return Strategy
       Investment Option........................................        815,158        5,063,459         4,425,085          386,450
     PIMCO VIT Long-Term U.S. Government Investment Option......              5               57                22                3
     PIMCO VIT Low Duration Investment Option...................      2,231,244       23,507,639        13,558,267       12,993,079
     PIMCO VIT Total Return Investment Option...................      5,299,983       58,392,774        25,041,675       91,437,352
     Pioneer VCT Mid Cap Value Investment Option................         54,915        1,081,528           805,866          840,914
     Putnam VT International Value Investment Option............             75              758               293               23
     Putnam VT Multi-Cap Growth Investment Option...............          5,055          149,075           119,579           93,055
     Royce Micro-Cap Investment Option..........................        180,950        1,974,894           242,635        1,701,246
     Royce Small-Cap Investment Option..........................        831,346        8,501,572         3,234,351        5,383,362
     TAP 1919 Variable Socially Responsive Balanced
       Investment Option........................................          2,594           70,133            25,468           54,753
     UIF Emerging Markets Debt Investment Option................          8,667           79,673             7,514              735
     UIF Emerging Markets Equity Investment Option..............      1,165,406       16,751,647         6,200,574        1,847,862
     Vanguard VIF Diversified Value Investment Option...........         77,291        1,167,029           436,387          169,288
     Vanguard VIF Small Company Growth Investment Option........          4,055           88,516            93,465            5,251

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 30, 1999 and began transactions in 2014.
(c)  Commenced August 16, 2013 and began transactions in 2014.

This page is intentionally left blank.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:




                                         ALLIANCEBERNSTEIN                  ALLIANCEBERNSTEIN
                                      GLOBAL THEMATIC GROWTH                INTERMEDIATE BOND
                                         INVESTMENT OPTION                  INVESTMENT OPTION
                                 ---------------------------------  --------------------------------
                                       2014             2013              2014            2013
                                 ---------------  ----------------  ---------------  ---------------

Units beginning of year........            1,050               114            3,237            2,564
Units issued and transferred
   from other funding options..            2,111               962              913            6,360
Units redeemed and transferred
   to other funding options....             (70)              (26)            (139)          (5,687)
                                 ---------------  ----------------  ---------------  ---------------
Units end of year..............            3,091             1,050            4,011            3,237
                                 ===============  ================  ===============  ===============


                                                                       AMERICAN
                                                                      CENTURY VP
                                         ALLIANCEBERNSTEIN              CAPITAL
                                        INTERNATIONAL VALUE          APPRECIATION          AMERICAN CENTURY VP ULTRA
                                         INVESTMENT OPTION         INVESTMENT OPTION           INVESTMENT OPTION
                                 --------------------------------  -----------------  -----------------------------------
                                       2014            2013            2014 (a)             2014              2013
                                 ---------------  ---------------  -----------------  ---------------  ------------------

Units beginning of year........            9,310            7,553                 --           14,617              14,192
Units issued and transferred
   from other funding options..            3,650            2,118          4,235,330            2,245               2,382
Units redeemed and transferred
   to other funding options....            (406)            (361)          (785,784)            (591)             (1,957)
                                 ---------------  ---------------  -----------------  ---------------  ------------------
Units end of year..............           12,554            9,310          3,449,546           16,271              14,617
                                 ===============  ===============  =================  ===============  ==================





                                        AMERICAN FUNDS BOND
                                         INVESTMENT OPTION
                                 ---------------------------------
                                      2014              2013
                                 ---------------  ----------------

Units beginning of year........            7,867             6,430
Units issued and transferred
   from other funding options..            3,242             1,742
Units redeemed and transferred
   to other funding options....            (355)             (305)
                                 ---------------  ----------------
Units end of year..............           10,754             7,867
                                 ===============  ================

                                                                           AMERICAN FUNDS
                                  AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                        INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                      2014             2013             2014             2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        2,264,318        2,624,046              409              382
Units issued and transferred
   from other funding options..        2,207,627          800,320               33               70
Units redeemed and transferred
   to other funding options....      (1,681,390)      (1,160,048)             (28)             (43)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        2,790,555        2,264,318              414              409
                                 ===============  ===============  ===============  ===============



                                       AMERICAN FUNDS GROWTH         AMERICAN FUNDS GROWTH-INCOME
                                         INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  ----------------------------------
                                       2014             2013             2014              2013
                                 ---------------  ---------------  -----------------  ---------------

Units beginning of year........       27,403,143       30,015,698          9,037,148       10,435,070
Units issued and transferred
   from other funding options..       15,669,514        2,555,183          1,381,782        2,026,937
Units redeemed and transferred
   to other funding options....     (18,389,806)      (5,167,738)        (1,128,230)      (3,424,859)
                                 ---------------  ---------------  -----------------  ---------------
Units end of year..............       24,682,851       27,403,143        9,290,700          9,037,148
                                 ===============  ===============  =================  ===============


                                          AMERICAN FUNDS
                                         HIGH-INCOME BOND             AMERICAN FUNDS INTERNATIONAL
                                         INVESTMENT OPTION                  INVESTMENT OPTION
                                 ----------------------------------  --------------------------------
                                       2014              2013             2014             2013
                                 -----------------  ---------------  ---------------  ---------------

Units beginning of year........             11,928           11,256        8,981,910        8,467,940
Units issued and transferred
   from other funding options..              1,735            2,057        5,393,686        4,985,707
Units redeemed and transferred
   to other funding options....              (489)          (1,385)      (6,181,908)      (4,471,737)
                                 -----------------  ---------------  ---------------  ---------------
Units end of year..............             13,174           11,928        8,193,688        8,981,910
                                 =================  ===============  ===============  ===============


                                                                    AMERICAN FUNDS U.S. GOVERNMENT/
                                    AMERICAN FUNDS NEW WORLD             AAA-RATED SECURITIES
                                        INVESTMENT OPTION                  INVESTMENT OPTION
                                 --------------------------------  ---------------------------------
                                      2014              2013             2014             2013
                                 ---------------  ---------------  ----------------  ---------------

Units beginning of year........        2,352,458        2,400,577            17,850           14,182
Units issued and transferred
   from other funding options..          705,253          533,772             6,454            4,351
Units redeemed and transferred
   to other funding options....        (422,235)        (581,891)             (789)            (683)
                                 ---------------  ---------------  ----------------  ---------------
Units end of year..............        2,635,476        2,352,458            23,515           17,850
                                 ===============  ===============  ================  ===============


                                                                                                             DREYFUS
                                                                                                        VIF INTERNATIONAL
                                   DELAWARE VIP SMALL CAP VALUE        DREYFUS VIF APPRECIATION               VALUE
                                         INVESTMENT OPTION                 INVESTMENT OPTION            INVESTMENT OPTION
                                 --------------------------------  ----------------------------------  ------------------
                                       2014            2013              2014               2013            2014 (b)
                                 ---------------  ---------------  -----------------  ---------------  ------------------

Units beginning of year........        4,240,965        6,303,234            554,539          838,280                  --
Units issued and transferred
   from other funding options..        2,833,518        1,197,901             56,277           90,142                 380
Units redeemed and transferred
   to other funding options....        (783,686)      (3,260,170)          (193,939)        (373,883)                 (6)
                                 ---------------  ---------------  -----------------  ---------------  ------------------
Units end of year..............        6,290,797        4,240,965            416,877          554,539                 374
                                 ===============  ===============  =================  ===============  ==================



                                            DREYFUS VIF
                                      OPPORTUNISTIC SMALL CAP
                                         INVESTMENT OPTION
                                 --------------------------------
                                      2014              2013
                                 ---------------  ---------------

Units beginning of year........          891,089          849,937
Units issued and transferred
   from other funding options..          116,481          207,289
Units redeemed and transferred
   to other funding options....        (382,387)        (166,137)
                                 ---------------  ---------------
Units end of year..............          625,183          891,089
                                 ===============  ===============


(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                      FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                         INVESTMENT OPTION                   INVESTMENT OPTION
                                 ----------------------------------  --------------------------------
                                       2014              2013              2014            2013
                                 ----------------  ----------------  ---------------  ---------------

Units beginning of year........        22,766,997        22,860,307          139,869        2,874,939
Units issued and transferred
   from other funding options..        12,585,844         2,697,874          468,061          326,020
Units redeemed and transferred
   to other funding options....      (22,630,645)       (2,791,184)        (499,218)      (3,061,090)
                                 ----------------  ----------------  ---------------  ---------------
Units end of year..............        12,722,196        22,766,997          108,712          139,869
                                 ================  ================  ===============  ===============


                                     FIDELITY VIP FREEDOM 2010          FIDELITY VIP FREEDOM 2015
                                         INVESTMENT OPTION                  INVESTMENT OPTION
                                 ---------------------------------  ---------------------------------
                                       2014              2013            2014              2013
                                 ----------------  ---------------  ---------------  ----------------

Units beginning of year........           157,370           19,280          298,023            33,127
Units issued and transferred
   from other funding options..           447,667          288,105          163,429           293,644
Units redeemed and transferred
   to other funding options....         (266,101)        (150,015)        (162,522)          (28,748)
                                 ----------------  ---------------  ---------------  ----------------
Units end of year..............           338,936          157,370          298,930           298,023
                                 ================  ===============  ===============  ================


                                     FIDELITY VIP FREEDOM 2020          FIDELITY VIP FREEDOM 2025
                                         INVESTMENT OPTION                  INVESTMENT OPTION
                                 ---------------------------------  ---------------------------------
                                       2014             2013             2014              2013
                                 ----------------  ---------------  ---------------  ----------------

Units beginning of year........           497,644          392,057          229,446           197,301
Units issued and transferred
   from other funding options..           792,118          195,039          205,522           104,433
Units redeemed and transferred
   to other funding options....         (245,168)         (89,452)        (115,047)          (72,288)
                                 ----------------  ---------------  ---------------  ----------------
Units end of year..............         1,044,594          497,644          319,921           229,446
                                 ================  ===============  ===============  ================


                                     FIDELITY VIP FREEDOM 2030        FIDELITY VIP GROWTH & INCOME
                                         INVESTMENT OPTION                  INVESTMENT OPTION
                                 ---------------------------------  ---------------------------------
                                       2014              2013            2014              2013
                                 ----------------  ---------------  ---------------  ----------------

Units beginning of year........           321,024          367,251           55,706            52,179
Units issued and transferred
   from other funding options..           225,796           91,194            3,866             4,050
Units redeemed and transferred
   to other funding options....         (202,455)        (137,421)            (574)             (523)
                                 ----------------  ---------------  ---------------  ----------------
Units end of year..............           344,365          321,024           58,998            55,706
                                 ================  ===============  ===============  ================



                                     FIDELITY VIP HIGH INCOME             FIDELITY VIP INDEX 500
                                         INVESTMENT OPTION                   INVESTMENT OPTION
                                 ---------------------------------  ----------------------------------
                                       2014              2013             2014              2013
                                 ----------------  ---------------  ----------------  ----------------

Units beginning of year........             3,463            2,631        27,558,878        27,248,382
Units issued and transferred
   from other funding options..            39,704              962        26,004,812         7,503,753
Units redeemed and transferred
   to other funding options....             (197)            (130)       (8,638,446)       (7,193,257)
                                 ----------------  ---------------  ----------------  ----------------
Units end of year..............            42,970            3,463        44,925,244        27,558,878
                                 ================  ===============  ================  ================


                                           FIDELITY VIP
                                       INVESTMENT GRADE BOND             FIDELITY VIP MID CAP
                                         INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  ---------------------------------
                                       2014            2013              2014              2013
                                 ---------------  ---------------  ----------------  ---------------

Units beginning of year........        7,447,819        6,309,803         6,754,279        7,898,460
Units issued and transferred
   from other funding options..        6,871,884        1,499,332         1,618,000        1,771,284
Units redeemed and transferred
   to other funding options....      (1,276,456)        (361,316)       (1,439,681)      (2,915,465)
                                 ---------------  ---------------  ----------------  ---------------
Units end of year..............       13,043,247        7,447,819         6,932,598        6,754,279
                                 ===============  ===============  ================  ===============

                                                                           FTVIPT FRANKLIN
                                      FIDELITY VIP OVERSEAS          MUTUAL GLOBAL DISCOVERY VIP
                                        INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                      2014             2013             2014             2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        2,438,258        2,849,205            3,544            3,365
Units issued and transferred
   from other funding options..          262,672          845,369           69,716              441
Units redeemed and transferred
   to other funding options....        (317,957)      (1,256,316)         (28,269)            (262)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        2,382,973        2,438,258           44,991            3,544
                                 ===============  ===============  ===============  ===============


                                          FTVIPT FRANKLIN                  FTVIPT TEMPLETON
                                     SMALL-MID CAP GROWTH VIP           DEVELOPING MARKETS VIP
                                         INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                       2014             2013             2014             2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        2,856,542        2,240,920          777,882        1,550,475
Units issued and transferred
   from other funding options..        1,063,209        1,903,960          122,413          184,322
Units redeemed and transferred
   to other funding options....      (2,410,978)      (1,288,338)        (290,257)        (956,915)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        1,508,773        2,856,542          610,038          777,882
                                 ===============  ===============  ===============  ===============


                                         FTVIPT TEMPLETON                  FTVIPT TEMPLETON
                                            FOREIGN VIP                     GLOBAL BOND VIP
                                         INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  -------------------------------
                                       2014             2013             2014            2013
                                 ---------------  ---------------  ---------------  --------------

Units beginning of year........        6,364,237        5,580,914        8,664,961       8,941,738
Units issued and transferred
   from other funding options..        1,394,450        1,405,280        7,603,937         693,051
Units redeemed and transferred
   to other funding options....      (1,255,826)        (621,957)      (4,679,067)       (969,828)
                                 ---------------  ---------------  ---------------  --------------
Units end of year..............        6,502,861        6,364,237       11,589,831       8,664,961
                                 ===============  ===============  ===============  ==============


(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                    INVESCO V.I.
                                      COMSTOCK        INVESCO V.I. INTERNATIONAL GROWTH       JANUS ASPEN ENTERPRISE
                                  INVESTMENT OPTION           INVESTMENT OPTION                  INVESTMENT OPTION
                                 ------------------  -----------------------------------  ---------------------------------
                                      2014 (c)             2014              2013              2014              2013
                                 ------------------   ---------------  ----------------   ---------------  ----------------

Units beginning of year........                  --        16,142,463        12,773,638         1,340,920         1,006,943
Units issued and transferred
   from other funding options..             254,953         6,446,506         6,091,688           349,309           494,937
Units redeemed and transferred
   to other funding options....               (222)       (9,368,264)       (2,722,863)         (415,774)         (160,960)
                                 ------------------   ---------------  ----------------   ---------------  ----------------
Units end of year..............             254,731        13,220,705        16,142,463         1,274,455         1,340,920
                                 ==================   ===============  ================   ===============  ================



                                     JANUS ASPEN GLOBAL RESEARCH        JANUS ASPEN GLOBAL TECHNOLOGY
                                          INVESTMENT OPTION                   INVESTMENT OPTION
                                 -----------------------------------  ---------------------------------
                                       2014               2013              2014             2013
                                 -----------------  ----------------  ----------------  ---------------

Units beginning of year........          1,039,250           950,233         6,945,675        6,484,391
Units issued and transferred
   from other funding options..            154,764           207,341         1,817,026        1,504,010
Units redeemed and transferred
   to other funding options....          (240,326)         (118,324)         (839,233)      (1,042,726)
                                 -----------------  ----------------  ----------------  ---------------
Units end of year..............            953,688         1,039,250         7,923,468        6,945,675
                                 =================  ================  ================  ===============



                                         JANUS ASPEN OVERSEAS
                                           INVESTMENT OPTION
                                 ------------------------------------
                                       2014               2013
                                 ----------------  ------------------

Units beginning of year........         1,063,469           1,063,202
Units issued and transferred
   from other funding options..           244,945             203,007
Units redeemed and transferred
   to other funding options....         (154,893)           (202,740)
                                 ----------------  ------------------
Units end of year..............         1,153,521           1,063,469
                                 ================  ==================

                                           JANUS ASPEN                     LMPVET CLEARBRIDGE
                                      PERKINS MID CAP VALUE            VARIABLE AGGRESSIVE GROWTH
                                        INVESTMENT OPTION                   INVESTMENT OPTION
                                 ---------------------------------  --------------------------------
                                      2014             2013               2014             2013
                                 ---------------  ----------------  ---------------  ---------------

Units beginning of year........        5,729,739         5,195,118        1,561,722          514,200
Units issued and transferred
   from other funding options..          492,973         1,225,225           54,610        1,217,794
Units redeemed and transferred
   to other funding options....      (2,154,962)         (690,604)         (54,482)        (170,272)
                                 ---------------  ----------------  ---------------  ---------------
Units end of year..............        4,067,750         5,729,739        1,561,850        1,561,722
                                 ===============  ================  ===============  ===============


                                       LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                      VARIABLE APPRECIATION             VARIABLE EQUITY INCOME
                                        INVESTMENT OPTION                  INVESTMENT OPTION
                                 -------------------------------  ----------------------------------
                                      2014             2013              2014              2013
                                 ---------------  --------------  -----------------  ---------------

Units beginning of year........            9,975           9,909            749,098          715,750
Units issued and transferred
   from other funding options..            1,176           1,742             75,771          102,764
Units redeemed and transferred
   to other funding options....            (447)         (1,676)          (570,442)         (69,416)
                                 ---------------  --------------  -----------------  ---------------
Units end of year..............           10,704           9,975            254,427          749,098
                                 ===============  ==============  =================  ===============


                                       LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                    VARIABLE LARGE CAP GROWTH          VARIABLE LARGE CAP VALUE
                                        INVESTMENT OPTION                  INVESTMENT OPTION
                                 --------------------------------  ---------------------------------
                                      2014             2013             2014              2013
                                 ---------------  ---------------  --------------  -----------------

Units beginning of year........        2,417,134          559,193       1,332,127          1,581,231
Units issued and transferred
   from other funding options..          231,592        2,038,286         453,684            529,298
Units redeemed and transferred
   to other funding options....      (1,001,282)        (180,345)       (521,865)          (778,402)
                                 ---------------  ---------------  --------------  -----------------
Units end of year..............        1,647,444        2,417,134       1,263,946          1,332,127
                                 ===============  ===============  ==============  =================


                                       LMPVIT WESTERN ASSET
                                  VARIABLE GLOBAL HIGH YIELD BOND         MFS VIT GLOBAL EQUITY
                                         INVESTMENT OPTION                  INVESTMENT OPTION
                                 ---------------------------------  --------------------------------
                                       2014            2013               2014           2013 (d)
                                 ---------------  ---------------   ---------------  ---------------

Units beginning of year........        5,932,110        5,164,652               222               --
Units issued and transferred
   from other funding options..       10,145,175          825,612                --              227
Units redeemed and transferred
   to other funding options....      (8,417,306)         (58,154)               (7)              (5)
                                 ---------------  ---------------   ---------------  ---------------
Units end of year..............        7,659,979        5,932,110               215              222
                                 ===============  ===============   ===============  ===============



                                                                       MFS VIT II
                                       MFS VIT NEW DISCOVERY           HIGH YIELD          MIST BLACKROCK HIGH YIELD
                                         INVESTMENT OPTION          INVESTMENT OPTION          INVESTMENT OPTION
                                 --------------------------------  ------------------  --------------------------------
                                       2014             2013            2014 (e)             2014             2013
                                 ---------------  ---------------  ------------------  ---------------  ---------------

Units beginning of year........        1,879,199        1,348,689                 --        10,137,311       10,026,392
Units issued and transferred
   from other funding options..        1,226,836          828,945                670         3,899,413        3,657,572
Units redeemed and transferred
   to other funding options....        (868,817)        (298,435)               (11)       (5,384,314)      (3,546,653)
                                 ---------------  ---------------  ------------------  ---------------  ---------------
Units end of year..............        2,237,218        1,879,199                659         8,652,410       10,137,311
                                 ===============  ===============  ==================  ===============  ===============


                                                                            MIST
                                                                         CLEARBRIDGE
                                   MIST CLARION GLOBAL REAL ESTATE    AGGRESSIVE GROWTH
                                          INVESTMENT OPTION           INVESTMENT OPTION
                                 ----------------------------------  ------------------
                                       2014              2013             2014 (a)
                                 ----------------  ---------------   -----------------

Units beginning of year........         7,023,741        6,856,223                  --
Units issued and transferred
   from other funding options..         8,130,459        1,400,493          10,837,909
Units redeemed and transferred
   to other funding options....       (2,524,269)      (1,232,975)         (1,547,158)
                                 ----------------  ---------------   -----------------
Units end of year..............        12,629,931        7,023,741           9,290,751
                                 ================  ===============   =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                            MIST HARRIS
                                       OAKMARK INTERNATIONAL          MIST INVESCO MID CAP VALUE
                                         INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                       2014             2013             2014            2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        6,583,721        5,846,415        2,515,776        2,268,754
Units issued and transferred
   from other funding options..        5,201,953        1,827,084        1,420,575        1,151,063
Units redeemed and transferred
   to other funding options....      (1,074,660)      (1,089,778)      (1,558,012)        (904,041)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............       10,711,014        6,583,721        2,378,339        2,515,776
                                 ===============  ===============  ===============  ===============


                                                                          MIST LOOMIS SAYLES
                                  MIST INVESCO SMALL CAP GROWTH             GLOBAL MARKETS
                                        INVESTMENT OPTION                  INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                      2014              2013             2014             2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        1,118,510        1,032,114        2,288,705        2,333,575
Units issued and transferred
   from other funding options..          976,416          280,086        4,728,624           88,203
Units redeemed and transferred
   to other funding options....        (195,622)        (193,690)      (2,640,015)        (133,073)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        1,899,304        1,118,510        4,377,314        2,288,705
                                 ===============  ===============  ===============  ===============


                                        MIST LORD ABBETT                    MIST METLIFE
                                         BOND DEBENTURE                 ASSET ALLOCATION 100
                                        INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                      2014             2013             2014              2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........          341,509          325,482        1,240,374          932,393
Units issued and transferred
   from other funding options..           71,716          114,275          876,654          414,092
Units redeemed and transferred
   to other funding options....        (175,333)         (98,248)      (1,826,640)        (106,111)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............          237,892          341,509          290,388        1,240,374
                                 ===============  ===============  ===============  ===============

                                           MIST METLIFE                       MIST MFS                          MIST MFS
                                          SMALL CAP VALUE              EMERGING MARKETS EQUITY           RESEARCH INTERNATIONAL
                                         INVESTMENT OPTION                INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------  -------------------------------
                                       2014             2013            2014             2013             2014             2013
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year........        2,285,362        2,043,921        2,555,160        2,636,439        1,465,255       2,154,413
Units issued and transferred
   from other funding options..          331,497          529,736        3,675,391          592,031          236,088         282,293
Units redeemed and transferred
   to other funding options....        (565,269)        (288,295)        (950,021)        (673,310)        (150,637)       (971,451)
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..............        2,051,590        2,285,362        5,280,530        2,555,160        1,550,706       1,465,255
                                 ===============  ===============  ===============  ===============  ===============  ==============


                                        MIST MORGAN STANLEY                MIST OPPENHEIMER                    MIST PIMCO
                                          MID CAP GROWTH                     GLOBAL EQUITY              INFLATION PROTECTED BOND
                                         INVESTMENT OPTION                 INVESTMENT OPTION                INVESTMENT OPTION
                                 --------------------------------  --------------------------------  -------------------------------
                                       2014             2013             2014            2013             2014             2013
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year........        2,260,234        1,999,426          452,529          460,661       18,010,325      17,297,280
Units issued and transferred
   from other funding options..          511,529          678,289          147,886        1,033,063        6,434,006      12,634,922
Units redeemed and transferred
   to other funding options....        (639,802)        (417,481)        (171,402)      (1,041,195)      (9,127,889)    (11,921,877)
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..............        2,131,961        2,260,234          429,013          452,529       15,316,442      18,010,325
                                 ===============  ===============  ===============  ===============  ===============  ==============


                                         MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                         INVESTMENT OPTION                INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                       2014             2013            2014             2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........           46,033          333,210          966,132          874,740
Units issued and transferred
   from other funding options..          482,965           56,204               42          194,449
Units redeemed and transferred
   to other funding options....          (8,086)        (343,381)          (6,256)        (103,057)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............          520,912           46,033          959,918          966,132
                                 ===============  ===============  ===============  ===============


                                        MIST T. ROWE PRICE                MIST T. ROWE PRICE
                                          LARGE CAP VALUE                   MID CAP GROWTH
                                         INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                      2014              2013             2014             2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        2,793,421        2,037,242        2,765,828        2,786,153
Units issued and transferred
   from other funding options..        1,871,522        1,285,525               --          969,482
Units redeemed and transferred
   to other funding options....      (1,565,543)        (529,346)         (23,051)        (989,807)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............        3,099,400        2,793,421        2,742,777        2,765,828
                                 ===============  ===============  ===============  ===============


                                            MIST WMC                      MSF BAILLIE GIFFORD
                                       LARGE CAP RESEARCH                 INTERNATIONAL STOCK
                                        INVESTMENT OPTION                  INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                      2014             2013             2014              2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........          785,368          642,519               24              269
Units issued and transferred
   from other funding options..           62,744          357,041           45,312               47
Units redeemed and transferred
   to other funding options....        (286,116)        (214,192)             (45)            (292)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............          561,996          785,368           45,291               24
                                 ===============  ===============  ===============  ===============


(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                           MSF BARCLAYS                                                       MSF BLACKROCK
                                       AGGREGATE BOND INDEX           MSF BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                         INVESTMENT OPTION                INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------  ------------------------------
                                       2014             2013            2014             2013             2014            2013
                                 ---------------  ---------------  ---------------  ---------------  --------------  --------------

Units beginning of year........          701,179           38,598          430,167          484,394       1,429,574       1,332,908
Units issued and transferred
   from other funding options..        4,666,484          944,980       12,253,328          102,502         168,862         251,486
Units redeemed and transferred
   to other funding options....      (2,146,847)        (282,399)        (501,445)        (156,729)     (1,229,319)       (154,820)
                                 ---------------  ---------------  ---------------  ---------------  --------------  --------------
Units end of year..............        3,220,816          701,179       12,182,050          430,167         369,117       1,429,574
                                 ===============  ===============  ===============  ===============  ==============  ==============


                                           MSF BLACKROCK                    MSF BLACKROCK                     MSF FRONTIER
                                          LARGE CAP VALUE                   MONEY MARKET                     MID CAP GROWTH
                                         INVESTMENT OPTION                INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------  -------------------------------
                                       2014             2013             2014            2013             2014             2013
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------

Units beginning of year........        3,378,816        3,150,383      107,092,068       91,526,567        3,131,215       5,274,470
Units issued and transferred
   from other funding options..          715,922          501,574       85,351,132       60,735,001        1,188,081         765,836
Units redeemed and transferred
   to other funding options....        (238,071)        (273,141)    (112,283,177)     (45,169,500)      (1,293,941)     (2,909,091)
                                 ---------------  ---------------  ---------------  ---------------  ---------------  --------------
Units end of year..............        3,856,667        3,378,816       80,160,023      107,092,068        3,025,355       3,131,215
                                 ===============  ===============  ===============  ===============  ===============  ==============

                                                                               MSF METLIFE
                                        MSF JENNISON GROWTH                ASSET ALLOCATION 20
                                         INVESTMENT OPTION                  INVESTMENT OPTION
                                 ---------------------------------  --------------------------------
                                      2014              2013             2014              2013
                                 ---------------  ----------------  ---------------  ---------------

Units beginning of year........       13,719,416        13,359,394        1,085,394          650,811
Units issued and transferred
   from other funding options..        2,962,031         2,272,083        1,302,295          553,119
Units redeemed and transferred
   to other funding options....      (1,650,348)       (1,912,061)      (2,149,719)        (118,536)
                                 ---------------  ----------------  ---------------  ---------------
Units end of year..............       15,031,099        13,719,416          237,970        1,085,394
                                 ===============  ================  ===============  ===============


                                            MSF METLIFE                       MSF METLIFE
                                        ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                         INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                      2014              2013            2014              2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        1,617,849        1,244,720        7,075,938        3,141,052
Units issued and transferred
   from other funding options..        1,372,620        1,200,917        3,169,933        4,090,020
Units redeemed and transferred
   to other funding options....      (2,778,018)        (827,788)      (6,578,835)        (155,134)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............          212,451        1,617,849        3,667,036        7,075,938
                                 ===============  ===============  ===============  ===============


                                           MSF METLIFE                       MSF METLIFE
                                       ASSET ALLOCATION 80               MID CAP STOCK INDEX
                                        INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                      2014              2013            2014              2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........        1,691,470        1,515,344        2,608,936        1,815,618
Units issued and transferred
   from other funding options..        1,597,119          582,534        1,209,104        1,525,618
Units redeemed and transferred
   to other funding options....      (3,084,004)        (406,408)        (946,588)        (732,300)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............          204,585        1,691,470        2,871,452        2,608,936
                                 ===============  ===============  ===============  ===============


                                     MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                        INVESTMENT OPTION                 INVESTMENT OPTION                INVESTMENT OPTION
                                 --------------------------------  ------------------------------  --------------------------------
                                      2014             2013             2014            2013             2014             2013
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------

Units beginning of year........        6,738,260        9,312,204      12,330,018      12,141,753       14,790,571       11,584,640
Units issued and transferred
   from other funding options..        2,602,965        2,771,535       5,309,514       1,559,373        2,857,541        4,685,147
Units redeemed and transferred
   to other funding options....      (2,070,597)      (5,345,479)     (8,871,910)     (1,371,108)      (2,133,458)      (1,479,216)
                                 ---------------  ---------------  --------------  --------------  ---------------  ---------------
Units end of year..............        7,270,628        6,738,260       8,767,622      12,330,018       15,514,654       14,790,571
                                 ===============  ===============  ==============  ==============  ===============  ===============


                                                                       MSF NEUBERGER BERMAN
                                       MSF MSCI EAFE INDEX                    GENESIS                  MSF RUSSELL 2000 INDEX
                                        INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
                                 -------------------------------  -------------------------------  --------------------------------
                                      2014             2013            2014           2013 (f)          2014             2013
                                 ---------------  --------------  --------------  ---------------  ---------------  ---------------

Units beginning of year........        1,292,798          37,870         182,232               --       10,217,666       10,582,799
Units issued and transferred
   from other funding options..        3,209,938       1,288,790          49,520          610,885       10,157,015        2,443,445
Units redeemed and transferred
   to other funding options....        (192,315)        (33,862)       (120,834)        (428,653)      (7,562,984)      (2,808,578)
                                 ---------------  --------------  --------------  ---------------  ---------------  ---------------
Units end of year..............        4,310,421       1,292,798         110,918          182,232       12,811,697       10,217,666
                                 ===============  ==============  ==============  ===============  ===============  ===============


(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                         MSF T. ROWE PRICE                MSF WESTERN ASSET
                                         LARGE CAP GROWTH            MANAGEMENT U.S. GOVERNMENT            MSF WMC BALANCED
                                         INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
                                 --------------------------------  -------------------------------  -------------------------------
                                       2014            2013             2014             2013            2014             2013
                                 ---------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year........        2,141,302        1,184,023          870,152       1,308,616         422,460          449,193
Units issued and transferred
   from other funding options..        1,226,426        1,626,398        4,037,368         474,609         205,681          151,126
Units redeemed and transferred
   to other funding options....      (1,841,053)        (669,119)        (151,369)       (913,073)       (188,975)        (177,859)
                                 ---------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year..............        1,526,675        2,141,302        4,756,151         870,152         439,166          422,460
                                 ===============  ===============  ===============  ==============  ==============  ===============


                                          OPPENHEIMER VA                                                  PIMCO VIT COMMODITY
                                       MAIN STREET SMALL CAP             PIMCO VIT ALL ASSET             REAL RETURN STRATEGY
                                         INVESTMENT OPTION                INVESTMENT OPTION                INVESTMENT OPTION
                                 --------------------------------  -------------------------------  -------------------------------
                                       2014            2013             2014             2013            2014           2013 (f)
                                 ---------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year........          567,044              791          434,681         283,081         849,964               --
Units issued and transferred
   from other funding options..          239,663          583,031          223,164         493,539       3,530,822          851,619
Units redeemed and transferred
   to other funding options....        (324,271)         (16,778)        (586,180)       (341,939)       (322,731)          (1,655)
                                 ---------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year..............          482,436          567,044           71,665         434,681       4,058,055          849,964
                                 ===============  ===============  ===============  ==============  ==============  ===============

                                       PIMCO VIT LONG-TERM
                                         U.S. GOVERNMENT               PIMCO VIT LOW DURATION           PIMCO VIT TOTAL RETURN
                                        INVESTMENT OPTION                 INVESTMENT OPTION                INVESTMENT OPTION
                                 --------------------------------  -------------------------------  -------------------------------
                                       2014            2013             2014             2013            2014             2013
                                 ---------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year........               13              113       16,208,240      21,401,764      59,493,998       75,858,226
Units issued and transferred
   from other funding options..                8               24        9,518,848       4,152,764      23,734,627        7,385,605
Units redeemed and transferred
   to other funding options....              (1)            (124)      (9,304,717)     (9,346,288)    (55,734,649)     (23,749,833)
                                 ---------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year..............               20               13       16,422,371      16,208,240      27,493,976       59,493,998
                                 ===============  ===============  ===============  ==============  ==============  ===============



                                    PIONEER VCT MID CAP VALUE       PUTNAM VT INTERNATIONAL VALUE    PUTNAM VT MULTI-CAP GROWTH
                                        INVESTMENT OPTION                 INVESTMENT OPTION               INVESTMENT OPTION
                                 --------------------------------  ------------------------------  -------------------------------
                                      2014             2013             2014          2013 (g)          2014             2013
                                 ---------------  ---------------  --------------  --------------  --------------  ---------------

Units beginning of year........          563,427          621,598             246              --          95,965          118,433
Units issued and transferred
   from other funding options..          237,778           77,793             126             251          75,232           18,872
Units redeemed and transferred
   to other funding options....        (342,703)        (135,964)            (10)             (5)        (63,670)         (41,340)
                                 ---------------  ---------------  --------------  --------------  --------------  ---------------
Units end of year..............          458,502          563,427             362             246         107,527           95,965
                                 ===============  ===============  ==============  ==============  ==============  ===============


                                         ROYCE MICRO-CAP                    ROYCE SMALL-CAP
                                        INVESTMENT OPTION                  INVESTMENT OPTION
                                 --------------------------------  ---------------------------------
                                      2014              2013             2014             2013
                                 ---------------  ---------------  ----------------  ---------------

Units beginning of year........        1,864,413        1,945,718         6,154,980        6,590,192
Units issued and transferred
   from other funding options..           44,755          628,624           934,802        1,159,367
Units redeemed and transferred
   to other funding options....        (851,965)        (709,929)       (2,444,084)      (1,594,579)
                                 ---------------  ---------------  ----------------  ---------------
Units end of year..............        1,057,203        1,864,413         4,645,698        6,154,980
                                 ===============  ===============  ================  ===============


                                    TAP 1919 VARIABLE SOCIALLY
                                        RESPONSIVE BALANCED            UIF EMERGING MARKETS DEBT
                                         INVESTMENT OPTION                 INVESTMENT OPTION
                                 --------------------------------  --------------------------------
                                       2014            2013             2014              2013
                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........           77,943          291,002           21,364           20,606
Units issued and transferred
   from other funding options..           11,078           55,518              993              946
Units redeemed and transferred
   to other funding options....         (38,734)        (268,577)            (188)            (188)
                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............           50,287           77,943           22,169           21,364
                                 ===============  ===============  ===============  ===============



                                   UIF EMERGING MARKETS EQUITY      VANGUARD VIF DIVERSIFIED VALUE
                                        INVESTMENT OPTION                  INVESTMENT OPTION
                                 --------------------------------  ---------------------------------
                                      2014              2013             2014             2013
                                 ---------------  ---------------  ----------------  ---------------

Units beginning of year........        6,278,183        3,680,228           468,170          447,626
Units issued and transferred
   from other funding options..        9,426,126        2,965,253           141,766           63,849
Units redeemed and transferred
   to other funding options....      (7,250,620)        (367,298)          (67,113)         (43,305)
                                 ---------------  ---------------  ----------------  ---------------
Units end of year..............        8,453,689        6,278,183           542,823          468,170
                                 ===============  ===============  ================  ===============


(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              VANGUARD VIF
                                              SMALL COMPANY
                                                 GROWTH
                                            INVESTMENT OPTION
                                          -------------------
                                                2014 (b)
                                          -------------------

Units beginning of year.................                   --
Units issued and transferred
   from other funding options...........               36,722
Units redeemed and transferred
   to other funding options.............              (1,917)
                                          -------------------
Units end of year.......................               34,805
                                          ===================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Had no net assets at December 31, 2013.
(c) Commenced April 30, 1999 and began transactions in 2014.
(d) Commenced November 10, 2008 and began transactions in 2013.
(e) Commenced August 16, 2013 and began transactions in 2014.
(f) For the period April 29, 2013 to December 31, 2013.
(g) Commenced April 28, 2008 and began transactions in 2013.

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------------  -------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                                         LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                              UNITS     HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  -----------  ------------  -------------  ----------------  ----------------
  AllianceBernstein Global         2014         3,091          1.46         4,522         --                0.20                4.60
     Thematic Growth Investment    2013         1,050          1.40         1,469       0.03                0.20               22.68
     Option (Commenced 4/28/2008   2012           114          1.14           130         --                0.20               13.01
     and began transactions in 2012)

  AllianceBernstein Intermediate   2014         4,011          1.59         6,386       3.70                0.20                6.27
     Bond Investment Option        2013         3,237          1.50         4,851       3.86                0.20              (2.35)
                                   2012         2,564          1.53         3,934       4.69                0.20                5.83
                                   2011         2,198          1.45         3,186       4.60                0.20                6.46
                                   2010         1,692          1.36         2,307       0.02                0.20                8.96

  AllianceBernstein                2014        12,554          1.94        24,345       4.02                0.20              (6.40)
     International Value           2013         9,310          2.07        19,289       6.55                0.20               22.76
     Investment Option             2012         7,553          1.69        12,748       1.83                0.20               14.30
                                   2011         6,179          1.48         9,124       4.63                0.20             (19.38)
                                   2010         3,887          1.83         7,125       3.92                0.20                4.39

  American Century VP Capital      2014     3,449,546   2.07 - 2.08     7,185,964         --         0.15 - 0.20       11.50 - 11.53
     Appreciation Investment Option
     (Commenced 4/28/2014)

  American Century VP Ultra        2014        16,271          1.86        30,246       0.35                0.20                9.78
     Investment Option             2013        14,617          1.69        24,752       0.53                0.20               36.80
                                   2012        14,192   1.23 - 1.24        17,567         --         0.20 - 0.25       13.64 - 13.70
                                   2011        37,467   1.08 - 1.09        40,590         --         0.20 - 0.25         0.84 - 0.93
                                   2010        27,329          1.07        29,363       0.50                0.25               15.73

  American Funds Bond              2014        10,754          2.22        23,916       2.18                0.20                5.07
     Investment Option             2013         7,867          2.12        16,651       1.95                0.20              (2.35)
                                   2012         6,430          2.17        13,936       2.71                0.20                5.16
                                   2011         5,265          2.06        10,851       3.46                0.20                5.86
                                   2010         3,574          1.95         6,959       3.53                0.20                6.28

  American Funds Global            2014     2,790,555   2.88 - 2.93     8,172,497       1.16         0.20 - 0.35         1.96 - 2.11
     Growth Investment Option      2013     2,264,318   2.82 - 2.87     6,473,328       1.22         0.20 - 0.35       28.73 - 28.92
                                   2012     2,624,046   2.17 - 2.23     5,817,693       0.88         0.20 - 0.45       22.01 - 22.32
                                   2011     3,045,844   1.78 - 1.82     5,526,167       1.12         0.20 - 0.45     (9.30) - (9.09)
                                   2010     7,204,721   1.98 - 2.00    14,374,548       1.30         0.20 - 0.35       11.39 - 11.53

  American Funds Global Small      2014           414          4.50         1,860       0.13                0.20                1.92
     Capitalization Investment     2013           409          4.41         1,804       0.89                0.20               28.02
     Option                        2012           382          3.45         1,317       1.39                0.20               17.94
                                   2011           345          2.92         1,008       1.37                0.20             (19.30)
                                   2010           309          3.62         1,120       1.81                0.20               22.17



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                            ---------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                                UNITS     HIGHEST ($)   ASSETS ($)
                                            ------------  -----------  ------------
  American Funds Growth               2014    24,682,851  2.36 - 2.42    59,432,168
     Investment Option                2013    27,403,143  2.18 - 2.23    60,767,855
                                      2012    30,015,698  1.68 - 1.72    51,280,646
                                      2011    45,977,683  1.43 - 1.47    66,776,972
                                      2010    49,440,369  1.50 - 1.54    75,200,296

  American Funds                      2014     9,290,700  2.33 - 2.36    21,756,450
     Growth-Income Investment         2013     9,037,148  2.11 - 2.14    19,145,757
     Option                           2012    10,435,070  1.58 - 1.60    16,578,425
                                      2011    13,218,597  1.35 - 1.37    17,899,551
                                      2010    14,573,200  1.37 - 1.39    20,136,279

  American Funds High-Income          2014        13,174         2.84        37,432
     Bond Investment Option           2013        11,928         2.83        33,744
     (Commenced 4/28/2008             2012        11,256         2.66        29,931
     and began transactions in 2010)  2011         2,432         2.34         5,698
                                      2010           902         2.30         2,079

  American Funds                      2014     8,193,688  3.27 - 3.42    27,667,068
     International Investment         2013     8,981,910  3.43 - 3.52    31,125,921
     Option                           2012     8,467,940  2.83 - 2.89    24,148,469
                                      2011     8,704,927  2.40 - 2.46    21,071,633
                                      2010     9,087,493  2.80 - 2.86    25,599,431

  American Funds New World            2014     2,635,476  3.32 - 3.38     8,880,510
     Investment Option                2013     2,352,458  3.62 - 3.67     8,621,975
                                      2012     2,400,577  3.26 - 3.30     7,914,264
                                      2011     1,977,408  2.77 - 2.81     5,544,823
                                      2010     2,014,393  3.23 - 3.27     6,574,546

  American Funds U.S.                 2014        23,515         2.25        52,945
     Government/AAA-Rated             2013        17,850         2.15        38,346
     Securities Investment Option     2012        14,182         2.22        31,497
                                      2011       325,297         2.18       710,381
                                      2010       470,546         2.03       957,120

  Delaware VIP Small Cap              2014     6,290,797  3.70 - 4.95    29,853,059
     Value Investment Option          2013     4,240,965  3.50 - 4.68    18,825,375
                                      2012     6,303,234  2.63 - 3.52    21,138,745
                                      2011     4,813,696  2.32 - 3.09    14,179,266
                                      2010     4,551,375  2.36 - 3.14    13,624,676

  Dreyfus VIF Appreciation            2014       416,877  1.88 - 1.96       802,447
     Investment Option                2013       554,539  1.74 - 1.81       985,412
                                      2012       838,280  1.44 - 1.50     1,239,874
                                      2011       842,744  1.31 - 1.36     1,129,010
                                      2010       613,581  1.20 - 1.25       752,576

  Dreyfus VIF International Value     2014           374         1.39           521
     Investment Option                2013            --         1.54            --
     (Commenced 11/10/2008            2012            --         1.25            --
     and began transactions in 2010)  2011           452         1.12           504
                                      2010           644         1.37           883

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  American Funds Growth               2014       0.78         0.15 - 0.35          8.13 - 8.35
     Investment Option                2013       0.94         0.15 - 0.35        29.65 - 29.91
                                      2012       0.75         0.15 - 0.35        17.48 - 17.71
                                      2011       0.60         0.10 - 0.45      (4.60) - (4.36)
                                      2010       0.72         0.10 - 0.35        18.28 - 18.53

  American Funds                      2014       1.34         0.10 - 0.20        10.41 - 10.52
     Growth-Income Investment         2013       1.33         0.10 - 0.20        33.23 - 33.37
     Option                           2012       1.54         0.10 - 0.25        17.19 - 17.36
                                      2011       1.55         0.10 - 0.25      (2.11) - (1.94)
                                      2010       1.44         0.10 - 0.25        11.17 - 11.35

  American Funds High-Income          2014       5.93                0.20                 0.43
     Bond Investment Option           2013       6.85                0.20                 6.39
     (Commenced 4/28/2008             2012      11.35                0.20                13.47
     and began transactions in 2010)  2011       8.71                0.20                 1.69
                                      2010       9.72                0.20                14.86

  American Funds                      2014       1.44         0.10 - 0.35      (2.99) - (2.75)
     International Investment         2013       1.72         0.10 - 0.25        21.33 - 21.51
     Option                           2012       1.52         0.10 - 0.25        17.61 - 17.79
                                      2011       1.77         0.10 - 0.25    (14.17) - (14.03)
                                      2010       2.09         0.10 - 0.25          6.95 - 7.12

  American Funds New World            2014       1.07         0.15 - 0.25      (8.10) - (8.01)
     Investment Option                2013       1.36         0.15 - 0.25        11.10 - 11.21
                                      2012       1.09         0.15 - 0.25        17.53 - 17.64
                                      2011       1.71         0.15 - 0.25    (14.16) - (14.09)
                                      2010       1.68         0.15 - 0.25        17.56 - 17.70

  American Funds U.S.                 2014       1.19                0.20                 4.81
     Government/AAA-Rated             2013       0.74                0.20               (3.27)
     Securities Investment Option     2012       0.82                0.20                 1.70
                                      2011       1.90                0.20                 7.37
                                      2010       1.99                0.20                 5.55

  Delaware VIP Small Cap              2014       0.54         0.10 - 0.35          5.49 - 5.76
     Value Investment Option          2013       0.72         0.10 - 0.35        33.04 - 33.37
                                      2012       0.47         0.10 - 0.45        13.39 - 13.79
                                      2011       0.49         0.10 - 0.45      (1.75) - (1.41)
                                      2010       0.61         0.10 - 0.35        31.79 - 32.09

  Dreyfus VIF Appreciation            2014       1.85         0.20 - 0.25          7.82 - 7.88
     Investment Option                2013       1.97         0.20 - 0.25        20.80 - 20.86
                                      2012       3.56         0.20 - 0.25        10.15 - 10.21
                                      2011       1.55         0.20 - 0.25          8.78 - 8.80
                                      2010       2.10         0.20 - 0.25        14.95 - 15.11

  Dreyfus VIF International Value     2014         --                0.20               (9.50)
     Investment Option                2013         --                0.20                22.75
     (Commenced 11/10/2008            2012         --                0.20                12.44
     and began transactions in 2010)  2011       4.07                0.20              (18.67)
                                      2010       0.58                0.20                 4.26

        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  Dreyfus VIF Opportunistic           2014      625,183          1.66      1,039,522
     Small Cap Investment Option      2013      891,089          1.64      1,461,319
                                      2012      849,937   1.11 - 1.45        940,186
                                      2011      991,767   0.92 - 1.21        949,255
                                      2010    1,182,857   1.07 - 1.40      1,307,635

  Fidelity VIP Contrafund             2014   12,722,196   2.25 - 2.86     32,505,955
     Investment Option                2013   22,766,997   2.01 - 2.56     49,125,286
                                      2012   22,860,307   1.54 - 1.96     37,774,648
                                      2011   18,512,331   1.32 - 1.69     26,149,815
                                      2010   21,364,970   1.36 - 1.74     31,066,090

  Fidelity VIP Equity-Income          2014      108,712   5.98 - 6.05        657,200
     Investment Option                2013      139,869   5.51 - 5.57        771,580
                                      2012    2,874,939   4.31 - 4.36     12,402,440
                                      2011    3,169,188   3.69 - 3.72     11,683,857
                                      2010    3,051,263   3.66 - 3.69     11,168,654

  Fidelity VIP Freedom 2010           2014      338,936   1.76 - 1.77        598,202
     Investment Option                2013      157,370          1.69        266,195
                                      2012       19,280   1.49 - 1.50         28,813
                                      2011        7,067          1.34          9,471
                                      2010           --          1.35             --

  Fidelity VIP Freedom 2015           2014      298,930          1.82        542,774
     Investment Option                2013      298,023          1.74        517,869
                                      2012       33,127          1.52         50,413
                                      2011       58,954          1.36         80,105
                                      2010           --          1.34             --

  Fidelity VIP Freedom 2020           2014    1,044,594          1.83      1,911,828
     Investment Option                2013      497,644   1.74 - 1.75        870,612
                                      2012      392,057          1.51        592,377
                                      2011      837,012          1.34      1,117,697
                                      2010           --          1.33             --

  Fidelity VIP Freedom 2025           2014      319,921          1.93        616,384
     Investment Option                2013      229,446          1.84        421,604
     (Commenced 4/28/2008             2012      197,301          1.53        302,842
     and began transactions in 2011)  2011      131,943          1.34        176,295

  Fidelity VIP Freedom 2030           2014      344,365          1.88        648,217
     Investment Option                2013      321,024   1.79 - 1.80        576,904
                                      2012      367,251   1.47 - 1.48        543,548
                                      2011      200,553          1.28        257,332
                                      2010          831          1.32          1,099

  Fidelity VIP Growth &               2014       58,998          1.87        110,420
     Income Investment Option         2013       55,706          1.70         94,775
                                      2012       52,179          1.28         66,757
                                      2011           --          1.08             --
                                      2010           --          1.07             --



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  Dreyfus VIF Opportunistic           2014        --                 0.20                 1.39
     Small Cap Investment Option      2013        --                 0.20                48.25
                                      2012        --          0.20 - 0.25        20.26 - 20.32
                                      2011      0.40          0.20 - 0.25    (14.04) - (14.03)
                                      2010      0.71          0.20 - 0.25        30.75 - 30.84

  Fidelity VIP Contrafund             2014      0.71          0.10 - 0.35        11.26 - 11.72
     Investment Option                2013      0.97          0.10 - 0.35        30.50 - 30.96
                                      2012      1.34          0.10 - 0.35        15.73 - 16.12
                                      2011      0.83          0.10 - 0.35      (3.12) - (2.79)
                                      2010      1.04          0.10 - 0.35        16.53 - 16.94

  Fidelity VIP Equity-Income          2014      7.43          0.20 - 0.25          8.45 - 8.50
     Investment Option                2013      0.01          0.20 - 0.25        27.83 - 27.89
                                      2012      3.20          0.20 - 0.25        17.01 - 17.07
                                      2011      2.54          0.20 - 0.25          0.74 - 0.76
                                      2010      1.83          0.20 - 0.25        14.84 - 14.94

  Fidelity VIP Freedom 2010           2014      1.79          0.20 - 0.25          4.27 - 4.32
     Investment Option                2013      2.64          0.20 - 0.25        13.20 - 13.26
                                      2012      2.37          0.15 - 0.25        11.50 - 11.61
                                      2011      0.20          0.15 - 0.20      (0.37) - (0.30)
                                      2010        --                 0.15                24.09

  Fidelity VIP Freedom 2015           2014      1.86                 0.20                 4.49
     Investment Option                2013      5.16                 0.20                14.18
                                      2012      1.67                 0.20                12.00
                                      2011      1.77                 0.20               (0.51)
                                      2010        --                 0.20                12.86

  Fidelity VIP Freedom 2020           2014      2.86                 0.20                 4.62
     Investment Option                2013      2.14          0.20 - 0.25        15.72 - 15.78
                                      2012      1.29          0.20 - 0.25        13.10 - 13.15
                                      2011      2.20                 0.20               (1.26)
                                      2010        --                 0.20                14.26

  Fidelity VIP Freedom 2025           2014      1.89                 0.20                 4.85
     Investment Option                2013      2.41                 0.20                19.71
     (Commenced 4/28/2008             2012      2.69                 0.20                14.88
     and began transactions in 2011)  2011      2.12                 0.20               (2.34)

  Fidelity VIP Freedom 2030           2014      1.62                 0.20                 4.75
     Investment Option                2013      1.47          0.20 - 0.25        21.36 - 21.42
                                      2012      2.56          0.20 - 0.25        15.29 - 15.35
                                      2011      4.05                 0.20               (2.80)
                                      2010      2.08                 0.20                15.89

  Fidelity VIP Growth &               2014      1.63                 0.20                10.01
     Income Investment Option         2013      1.74                 0.20                32.98
                                      2012      3.85                 0.20                18.01
                                      2011        --                 0.20                 1.16
                                      2010        --                 0.20                14.32



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                            ---------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                                UNITS     HIGHEST ($)   ASSETS ($)
                                            ------------  -----------  ------------
  Fidelity VIP High Income            2014        42,970         2.88       123,894
     Investment Option                2013         3,463         2.86         9,889
                                      2012         2,631         2.70         7,108
                                      2011         1,900         2.37         4,501
                                      2010         1,369         2.28         3,127

  Fidelity VIP Index 500              2014    44,925,244  2.80 - 2.88   128,275,605
     Investment Option                2013    27,558,878  2.50 - 2.54    69,517,433
                                      2012    27,248,382  1.90 - 1.92    52,088,374
                                      2011    17,411,105         1.65    28,793,263
                                      2010    16,492,581         1.62    26,772,663

  Fidelity VIP Investment             2014    13,043,247  1.61 - 1.62    21,073,793
     Grade Bond Investment Option     2013     7,447,819  1.52 - 1.53    11,373,631
                                      2012     6,309,803  1.55 - 1.56     9,843,196
                                      2011       991,678         1.47     1,460,592
                                      2010       737,971         1.38     1,015,867

  Fidelity VIP Mid Cap                2014     6,932,598  3.68 - 3.84    26,519,096
     Investment Option                2013     6,754,279  3.48 - 3.63    24,413,401
                                      2012     7,898,460  2.57 - 2.68    21,064,151
                                      2011     9,884,918  2.25 - 2.34    23,061,414
                                      2010    10,461,439  2.54 - 2.63    27,430,792

  Fidelity VIP Overseas               2014     2,382,973  1.68 - 1.69     4,027,603
     Investment Option                2013     2,438,258  1.84 - 1.85     4,502,958
                                      2012     2,849,205  1.42 - 1.43     4,051,373
                                      2011     3,167,489  1.18 - 1.19     3,748,749
                                      2010     3,937,686  1.43 - 1.44     5,650,769

  FTVIPT Franklin Mutual Global       2014        44,991         2.67       120,320
     Discovery VIP Investment         2013         3,544         2.53         8,983
     Option (Commenced 11/10/2008     2012         3,365         1.99         6,698
     and began transactions in 2010)  2011         3,377         1.76         5,941
                                      2010         3,292         1.82         5,980

  FTVIPT Franklin Small-Mid           2014     1,508,773         1.58     2,379,625
     Cap Growth VIP Investment        2013     2,856,542         1.47     4,200,464
     Option                           2012     2,240,920  1.06 - 1.43     2,389,937
                                      2011     4,182,913  0.96 - 1.29     4,328,337
                                      2010     5,368,311  1.01 - 1.35     5,765,871

  FTVIPT Templeton                    2014       610,038         3.18     1,937,178
     Developing Markets VIP           2013       777,882         3.47     2,701,819
     Investment Option                2012     1,550,475  3.50 - 3.53     5,446,265
                                      2011     1,966,758  3.10 - 3.12     6,115,767
                                      2010     2,841,412  3.69 - 3.70    10,522,048

  FTVIPT Templeton Foreign VIP        2014     6,502,861  1.89 - 1.94    12,513,335
     Investment Option                2013     6,364,237  2.13 - 2.18    13,801,374
                                      2012     5,580,914  1.72 - 1.78     9,861,373
                                      2011    12,078,613  1.46 - 1.50    18,086,432
                                      2010    11,816,253  1.66 - 1.69    19,835,410



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  Fidelity VIP High Income            2014      30.37                0.20                 0.95
     Investment Option                2013       6.62                0.20                 5.74
                                      2012       7.01                0.20                14.00
                                      2011       7.80                0.20                 3.81
                                      2010       9.46                0.20                13.59

  Fidelity VIP Index 500              2014       1.88         0.10 - 0.35        13.17 - 13.46
     Investment Option                2013       1.97         0.10 - 0.25        31.91 - 32.11
                                      2012       2.42         0.10 - 0.25        15.62 - 15.80
                                      2011       2.05         0.15 - 0.20          1.85 - 1.86
                                      2010       1.95         0.15 - 0.20        14.76 - 14.85

  Fidelity VIP Investment             2014       3.67         0.10 - 0.20          5.54 - 5.65
     Grade Bond Investment Option     2013       2.39         0.15 - 0.20      (2.09) - (2.04)
                                      2012       2.49         0.15 - 0.20          5.56 - 5.61
                                      2011       3.48                0.20                 6.97
                                      2010       3.34                0.20                 7.49

  Fidelity VIP Mid Cap                2014       0.02         0.10 - 0.35          5.66 - 5.93
     Investment Option                2013       0.27         0.10 - 0.35        35.39 - 35.73
                                      2012       0.37         0.10 - 0.35        14.16 - 14.45
                                      2011       0.02         0.10 - 0.45    (11.15) - (10.93)
                                      2010       0.12         0.10 - 0.35        28.12 - 28.41

  Fidelity VIP Overseas               2014       1.14         0.20 - 0.25      (8.53) - (8.48)
     Investment Option                2013       1.07         0.20 - 0.25        29.84 - 29.91
                                      2012       1.73         0.15 - 0.25        20.08 - 20.20
                                      2011       0.90         0.15 - 0.25    (17.55) - (17.43)
                                      2010       1.13         0.20 - 0.25        12.59 - 12.63

  FTVIPT Franklin Mutual Global       2014       2.24                0.20                 5.50
     Discovery VIP Investment         2013       2.27                0.20                27.36
     Option (Commenced 11/10/2008     2012       2.67                0.20                13.13
     and began transactions in 2010)  2011       2.19                0.20               (3.19)
                                      2010         --                0.20                11.75

  FTVIPT Franklin Small-Mid           2014         --                0.20                 7.26
     Cap Growth VIP Investment        2013         --                0.20                37.88
     Option                           2012         --         0.10 - 0.25        10.57 - 10.74
                                      2011         --         0.10 - 0.25      (5.15) - (4.95)
                                      2010         --         0.10 - 0.25        27.35 - 27.50

  FTVIPT Templeton                    2014       1.52                0.20               (8.57)
     Developing Markets VIP           2013       2.29                0.20               (1.12)
     Investment Option                2012       1.38         0.15 - 0.25        12.88 - 12.99
                                      2011       0.95         0.15 - 0.25    (16.07) - (15.98)
                                      2010       1.76         0.20 - 0.25        17.29 - 17.36

  FTVIPT Templeton Foreign VIP        2014       1.84         0.15 - 0.35    (11.44) - (11.26)
     Investment Option                2013       2.41         0.15 - 0.35        22.54 - 22.79
                                      2012       2.73         0.15 - 0.45        17.70 - 18.05
                                      2011       1.75         0.15 - 0.45    (11.02) - (10.79)
                                      2010       1.91         0.15 - 0.35          8.02 - 8.22



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                         ----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO        NET
                                              UNITS     HIGHEST ($)   ASSETS ($)
                                         -------------  -----------  ------------
  FTVIPT Templeton Global          2014    11,589,831   2.39 - 2.44    28,149,551
     Bond VIP Investment Option    2013     8,664,961   2.37 - 2.39    20,626,283
                                   2012     8,941,738   2.33 - 2.35    20,932,837
                                   2011     5,226,779          2.03    10,610,103
                                   2010     5,355,288   2.04 - 2.05    10,962,154

  Invesco V.I. Comstock            2014       254,731          2.77       705,228
     Investment Option
     (Commenced 4/30/1999
     and began transactions in 2014)

  Invesco V.I. International       2014    13,220,705   2.02 - 2.05    26,857,356
     Growth Investment Option      2013    16,142,463   2.02 - 2.04    32,694,293
                                   2012    12,773,638   1.70 - 1.72    21,792,090
                                   2011     8,403,545   1.47 - 1.49    12,445,526
                                   2010    13,628,267   1.58 - 1.60    21,646,040

  Janus Aspen Enterprise           2014     1,274,455   7.89 - 7.98    10,132,331
     Investment Option             2013     1,340,920   7.05 - 7.12     9,522,990
                                   2012     1,006,943   5.35 - 5.40     5,432,005
                                   2011       956,170          4.62     4,419,928
                                   2010       874,863          4.71     4,118,176

  Janus Aspen Global Research      2014       953,688          0.98       936,060
     Investment Option             2013     1,039,250          0.92       953,601
                                   2012       950,233   0.71 - 0.72       682,144
                                   2011       894,941          0.60       536,965
                                   2010     1,473,457          0.70     1,028,025

  Janus Aspen Global               2014     7,923,468   0.93 - 1.74     8,785,526
     Technology Investment Option  2013     6,945,675   0.85 - 1.60     7,015,424
                                   2012     6,484,391   0.62 - 1.18     4,823,592
                                   2011     6,629,075   0.53 - 0.99     4,232,324
                                   2010     7,497,336   0.58 - 1.09     5,467,249

  Janus Aspen Overseas             2014     1,153,521   5.88 - 5.96     6,870,052
     Investment Option             2013     1,063,469   6.71 - 6.79     7,216,376
                                   2012     1,063,202   5.89 - 5.95     6,322,582
                                   2011     1,471,060   5.21 - 5.26     7,727,720
                                   2010     1,372,128   7.73 - 7.79    10,664,969

  Janus Aspen Perkins Mid Cap      2014     4,067,750   2.98 - 3.03    12,266,309
     Value Investment Option       2013     5,729,739   2.76 - 2.80    15,962,918
                                   2012     5,195,118   2.20 - 2.23    11,520,895
                                   2011     5,012,020   2.00 - 2.01    10,046,177
                                   2010     5,818,949   2.06 - 2.08    12,037,884

  LMPVET ClearBridge Variable      2014     1,561,850          3.16     4,940,672
     Aggressive Growth Investment  2013     1,561,722          2.63     4,111,627
     Option                        2012       514,200   1.78 - 1.79       917,901
                                   2011     1,091,033   1.50 - 1.51     1,643,064
                                   2010     1,169,545          1.47     1,722,228



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  FTVIPT Templeton Global          2014       5.28         0.15 - 0.35          1.76 - 1.97
     Bond VIP Investment Option    2013       4.83         0.15 - 0.25          1.63 - 1.74
                                   2012       6.64         0.15 - 0.25        15.02 - 15.14
                                   2011       5.63         0.20 - 0.25      (0.83) - (0.78)
                                   2010       1.63         0.20 - 0.25        14.38 - 14.45

  Invesco V.I. Comstock            2014         --                0.20                 8.88
     Investment Option
     (Commenced 4/30/1999
     and began transactions in 2014)

  Invesco V.I. International       2014       1.59         0.10 - 0.25          0.08 - 0.23
     Growth Investment Option      2013       1.21         0.10 - 0.25        18.72 - 18.89
                                   2012       1.73         0.10 - 0.25        15.24 - 15.42
                                   2011       1.55         0.10 - 0.25      (7.01) - (6.83)
                                   2010       2.27         0.10 - 0.25        12.58 - 12.74

  Janus Aspen Enterprise           2014       0.03         0.15 - 0.20        12.02 - 12.07
     Investment Option             2013       0.38         0.15 - 0.20        31.77 - 31.84
                                   2012         --         0.15 - 0.20        16.75 - 16.81
                                   2011         --                0.15               (1.78)
                                   2010         --                0.15                25.32

  Janus Aspen Global Research      2014       0.97                0.20                 6.97
     Investment Option             2013       1.14                0.20                27.82
                                   2012       0.82         0.20 - 0.25        19.56 - 19.62
                                   2011       0.43         0.20 - 0.25    (14.16) - (14.10)
                                   2010       0.49         0.20 - 0.25        15.26 - 15.35

  Janus Aspen Global               2014         --         0.10 - 0.20          9.13 - 9.24
     Technology Investment Option  2013         --         0.10 - 0.20        35.12 - 35.25
                                   2012         --         0.10 - 0.25        18.85 - 19.03
                                   2011         --         0.10 - 0.25      (8.85) - (8.74)
                                   2010         --         0.10 - 0.25        23.98 - 24.23

  Janus Aspen Overseas             2014       2.90         0.15 - 0.25    (12.32) - (12.23)
     Investment Option             2013       3.16         0.15 - 0.25        14.00 - 14.11
                                   2012       0.56         0.15 - 0.25        12.90 - 13.01
                                   2011       0.42         0.15 - 0.25    (32.50) - (32.43)
                                   2010       0.59         0.15 - 0.25        24.72 - 24.84

  Janus Aspen Perkins Mid Cap      2014       1.23         0.10 - 0.25          8.17 - 8.33
     Value Investment Option       2013       1.12         0.10 - 0.25        25.49 - 25.68
                                   2012       0.86         0.10 - 0.25        10.51 - 10.68
                                   2011       0.56         0.10 - 0.20      (3.15) - (3.08)
                                   2010       0.51         0.10 - 0.20        15.14 - 15.26

  LMPVET ClearBridge Variable      2014       0.18                0.20                20.15
     Aggressive Growth Investment  2013       0.31                0.20                47.48
     Option                        2012       0.26         0.20 - 0.25        18.43 - 18.48
                                   2011       0.19         0.20 - 0.25          2.25 - 2.31
                                   2010       0.16         0.20 - 0.25        24.66 - 24.72



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                            -------------  -----------  ------------
  LMPVET ClearBridge Variable         2014        10,704          2.10        22,461
     Appreciation Investment          2013         9,975          1.89        18,895
     Option                           2012         9,909   1.45 - 1.46        14,468
                                      2011        14,259          1.26        17,931
                                      2010        12,768          1.23        15,691

  LMPVET ClearBridge Variable         2014       254,427          2.33       592,475
     Equity Income Investment         2013       749,098          2.05     1,538,470
     Option                           2012       715,750   1.63 - 1.65     1,169,541
                                      2011       737,454   1.43 - 1.45     1,057,679
                                      2010       730,587   1.33 - 1.35       973,126

  LMPVET ClearBridge Variable         2014     1,647,444          1.70     2,801,388
     Large Cap Growth Investment      2013     2,417,134          1.49     3,612,955
     Option                           2012       559,193   1.09 - 1.32       607,532
                                      2011       628,464   0.90 - 1.10       570,977
                                      2010       640,814   0.91 - 1.11       588,978

  LMPVET ClearBridge Variable         2014     1,263,946   2.43 - 2.67     3,116,652
     Large Cap Value Investment       2013     1,332,127   2.18 - 2.39     2,952,656
     Option                           2012     1,581,231   1.65 - 1.81     2,656,485
                                      2011     1,400,989   1.42 - 1.56     2,075,430
                                      2010     3,106,336   1.35 - 1.49     4,337,297

  LMPVIT Western Asset                2014     7,659,979   1.74 - 1.75    13,398,075
     Variable Global High Yield       2013     5,932,110          1.77    10,471,633
     Bond Investment Option           2012     5,164,652          1.67     8,600,466
                                      2011     4,495,617   1.41 - 1.42     6,342,714
                                      2010     4,275,102   1.39 - 1.40     5,944,890

  MFS VIT Global Equity               2014           215          2.57           551
     Investment Option                2013           222          2.48           550
     (Commenced 11/10/2008
     and began transactions in 2013)

  MFS VIT New Discovery               2014     2,237,218   1.83 - 1.85     4,119,583
     Investment Option                2013     1,879,199   1.97 - 2.00     3,742,256
     (Commenced 11/10/2008            2012     1,348,689   1.40 - 1.42     1,900,245
     and began transactions in 2010)  2011        16,368          1.16        18,912
                                      2010        16,381          1.29        21,135

  MFS VIT II High Yield               2014           659          2.11         1,391
     Investment Option
     (Commenced 8/16/2013
     and began transactions in 2014)

  MIST BlackRock High Yield           2014     8,652,410   2.96 - 3.23    26,721,712
     Investment Option                2013    10,137,311   2.87 - 3.13    30,155,639
                                      2012    10,026,392   2.61 - 2.86    27,197,499
                                      2011    10,075,267   2.24 - 2.45    23,458,258
                                      2010    11,234,671   2.19 - 2.39    25,706,919



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  LMPVET ClearBridge Variable         2014       1.23                0.20               10.77
     Appreciation Investment          2013       1.27                0.20               29.74
     Option                           2012       1.91         0.20 - 0.25       15.66 - 15.72
                                      2011       1.76         0.20 - 0.25         2.28 - 2.44
                                      2010       1.63         0.20 - 0.25       12.34 - 12.41

  LMPVET ClearBridge Variable         2014       1.05                0.20               13.38
     Equity Income Investment         2013       1.77                0.20               25.69
     Option                           2012       2.97         0.20 - 0.25       13.92 - 13.98
                                      2011       3.40         0.20 - 0.25         7.58 - 7.74
                                      2010       4.09         0.20 - 0.25       11.99 - 12.04

  LMPVET ClearBridge Variable         2014       0.47                0.20               13.76
     Large Cap Growth Investment      2013       1.06                0.20               37.58
     Option                           2012       0.67         0.20 - 0.25       20.05 - 20.11
                                      2011       0.44         0.20 - 0.25     (0.90) - (0.77)
                                      2010       0.11         0.20 - 0.25         9.57 - 9.62

  LMPVET ClearBridge Variable         2014       1.69         0.20 - 0.25       11.43 - 11.49
     Large Cap Value Investment       2013       1.50         0.20 - 0.25       32.04 - 32.10
     Option                           2012       2.76         0.20 - 0.25       16.21 - 16.27
                                      2011       1.47         0.20 - 0.25         4.69 - 4.73
                                      2010       3.11         0.20 - 0.25         9.21 - 9.23

  LMPVIT Western Asset                2014       7.25         0.20 - 0.25     (1.40) - (1.35)
     Variable Global High Yield       2013       6.80         0.20 - 0.25         6.00 - 6.06
     Bond Investment Option           2012       7.70         0.20 - 0.25       18.03 - 18.09
                                      2011       7.47         0.20 - 0.25         1.44 - 1.51
                                      2010       8.95         0.20 - 0.25       14.67 - 14.72

  MFS VIT Global Equity               2014       0.72                0.20                3.67
     Investment Option                2013       0.87                0.20               27.56
     (Commenced 11/10/2008
     and began transactions in 2013)

  MFS VIT New Discovery               2014         --         0.10 - 0.20     (7.44) - (7.35)
     Investment Option                2013         --         0.10 - 0.20       41.24 - 41.38
     (Commenced 11/10/2008            2012         --         0.10 - 0.20       20.98 - 21.10
     and began transactions in 2010)  2011         --                0.20             (10.47)
                                      2010         --                0.20               36.08

  MFS VIT II High Yield               2014       5.26                0.20                2.60
     Investment Option
     (Commenced 8/16/2013
     and began transactions in 2014)

  MIST BlackRock High Yield           2014       6.35       (0.01) - 0.14         3.27 - 3.42
     Investment Option                2013       5.89       (0.01) - 0.14         9.61 - 9.77
                                      2012       6.72       (0.01) - 0.14       16.63 - 16.81
                                      2011       6.42       (0.01) - 0.14         2.34 - 2.50
                                      2010       6.60       (0.01) - 0.14       15.94 - 16.13



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                 AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                            UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------------  ------------  ------------  -------------  ----------------  -----------------
  MIST Clarion Global Real        2014    12,629,931  2.94 - 4.00     43,132,159       1.42         0.10 - 0.35        13.28 - 13.56
     Estate Investment Option     2013     7,023,741  2.59 - 3.53     21,562,126       7.02         0.10 - 0.35          3.40 - 3.66
                                  2012     6,856,223  2.51 - 3.41     20,314,628       2.23         0.10 - 0.35        25.85 - 26.17
                                  2011     6,277,105  1.99 - 2.70     14,608,680       4.05         0.10 - 0.45      (5.59) - (5.37)
                                  2010     5,943,976  2.11 - 2.86     14,763,665       8.33         0.10 - 0.35        15.87 - 16.18

  MIST ClearBridge Aggressive     2014     9,290,751  1.29 - 2.35     19,922,131         --         0.15 - 0.35        13.48 - 13.63
     Growth Investment Option
     (Commenced 4/28/2014)

  MIST Harris Oakmark             2014    10,711,014  1.78 - 2.22     20,120,462       2.51         0.15 - 0.25      (5.76) - (5.66)
     International Investment     2013     6,583,721  1.88 - 2.35     13,482,390       2.68         0.15 - 0.25        30.48 - 30.61
     Option                       2012     5,846,415  1.44 - 1.81      9,271,503       1.83         0.10 - 0.25        29.15 - 29.34
                                  2011     4,246,223  1.12 - 1.40      5,508,033       0.03         0.10 - 0.25    (14.18) - (14.07)
                                  2010     6,021,081  1.30 - 1.62      8,667,146       2.06         0.15 - 0.25        16.38 - 16.46

  MIST Invesco Mid Cap Value      2014     2,378,339  1.62 - 1.64      3,902,859       0.47         0.20 - 0.35          9.26 - 9.42
     Investment Option            2013     2,515,776         1.50      3,779,958       0.68                0.20                30.04
                                  2012     2,268,754  1.15 - 1.16      2,621,267       0.35         0.15 - 0.25        14.41 - 14.52
                                  2011     6,408,309         1.01      6,467,659       0.54         0.15 - 0.25      (4.01) - (3.89)
                                  2010     6,748,844         1.05      7,087,154       0.59         0.20 - 0.25        25.21 - 25.30

  MIST Invesco Small Cap          2014     1,899,304  2.73 - 2.74      5,184,179         --         0.15 - 0.20          7.97 - 8.02
     Growth Investment Option     2013     1,118,510  2.52 - 2.54      2,829,964       0.42         0.15 - 0.20        40.25 - 40.32
                                  2012     1,032,114  1.79 - 1.81      1,861,749         --         0.15 - 0.25        18.21 - 18.33
                                  2011       394,435         1.52        600,099         --         0.20 - 0.25      (1.11) - (1.04)
                                  2010       118,587  1.53 - 1.54        182,234         --         0.20 - 0.25        26.15 - 26.27

  MIST Loomis Sayles Global       2014     4,377,314  2.30 - 2.31     10,121,912       2.40         0.20 - 0.25          3.50 - 3.55
     Markets Investment Option    2013     2,288,705  2.22 - 2.23      5,092,929       2.52         0.20 - 0.25        17.05 - 17.11
                                  2012     2,333,575  1.90 - 1.91      4,436,550       2.54         0.20 - 0.25        16.94 - 17.00
                                  2011     2,355,278         1.63      3,829,065       2.64         0.20 - 0.25      (1.52) - (1.45)
                                  2010     2,788,525  1.65 - 1.66      4,601,659       3.27         0.20 - 0.25        22.13 - 22.14

  MIST Lord Abbett Bond           2014       237,892         2.58        614,736       5.07                0.20                 4.91
     Debenture Investment Option  2013       341,509         2.46        841,186       7.41                0.20                 7.95
                                  2012       325,482  2.28 - 2.61        742,654       6.72         0.20 - 0.25        12.91 - 12.97
                                  2011       298,007  2.02 - 2.31        617,615       5.92         0.20 - 0.25          4.57 - 4.61
                                  2010       382,147  1.93 - 2.21        753,286       6.37         0.20 - 0.25        12.86 - 12.99

  MIST MetLife Asset              2014       290,388  1.75 - 1.76        511,515       0.55         0.20 - 0.25          4.83 - 4.88
     Allocation 100 Investment    2013     1,240,374  1.67 - 1.68      2,077,257       0.71         0.20 - 0.25        29.18 - 29.25
     Option (Commenced 5/2/2011)  2012       932,393  1.29 - 1.30      1,209,197       0.79         0.20 - 0.25        16.45 - 16.51
                                  2011     2,175,165  1.11 - 1.12      2,424,154         --         0.20 - 0.25    (13.70) - (13.67)

  MIST MetLife Small Cap          2014     2,051,590  2.96 - 3.15      6,361,863       0.04         0.15 - 0.25          1.46 - 1.56
     Value Investment Option      2013     2,285,362  2.92 - 3.10      6,989,184       0.94         0.15 - 0.25        32.12 - 32.25
                                  2012     2,043,921  2.21 - 2.35      4,721,800         --         0.15 - 0.25        17.69 - 17.81
                                  2011     4,333,007  1.98 - 1.99      8,617,621       1.15         0.20 - 0.25      (9.20) - (9.16)
                                  2010     4,411,948  2.18 - 2.20      9,656,765       1.19         0.20 - 0.25        19.61 - 19.68



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  MIST MFS Emerging Markets           2014     5,280,530  1.63 - 2.50     10,704,206
     Equity Investment Option         2013     2,555,160  1.74 - 2.38      4,455,744
                                      2012     2,636,439  1.83 - 2.50      4,900,459
                                      2011     2,380,983  1.54 - 2.11      3,709,810
                                      2010     3,027,112  1.89 - 2.59      6,190,495

  MIST MFS Research                   2014     1,550,706         1.68      2,601,447
     International Investment         2013     1,465,255         1.81      2,646,952
     Option                           2012     2,154,413  1.51 - 1.52      3,269,996
                                      2011     2,249,226         1.30      2,930,632
                                      2010     2,697,454         1.46      3,944,359

  MIST Morgan Stanley Mid Cap         2014     2,131,961  2.61 - 2.65      5,620,952
     Growth Investment Option         2013     2,260,234  2.59 - 2.62      5,893,672
     (Commenced 4/28/2008             2012     1,999,426  1.86 - 1.88      3,749,773
     and began transactions in 2011)  2011        36,970         1.71         63,321

  MIST Oppenheimer Global             2014       429,013         2.05        877,807
     Equity Investment Option         2013       452,529         2.01        908,317
                                      2012       460,661         1.58        728,873
                                      2011       351,143  1.30 - 1.31        459,426
                                      2010       329,921         1.43        472,200

  MIST PIMCO Inflation                2014    15,316,442  1.71 - 1.76     26,748,360
     Protected Bond Investment        2013    18,010,325  1.66 - 1.71     30,554,008
     Option                           2012    17,297,280  1.82 - 1.88     32,276,064
                                      2011    11,515,228  1.67 - 1.72     19,671,526
                                      2010     9,998,970  1.52 - 1.55     15,365,358

  MIST Pioneer Fund                   2014       520,912         1.64        855,597
     Investment Option                2013        46,033         1.48         68,156
                                      2012       333,210  1.11 - 1.12        371,470
                                      2011       551,840  1.01 - 1.02        558,598
                                      2010       737,980  1.06 - 1.07        783,816

  MIST Pioneer Strategic              2014       959,918         2.59      2,486,458
     Income Investment Option         2013       966,132         2.48      2,397,668
                                      2012       874,740  2.45 - 2.48      2,142,114
                                      2011       749,260  2.20 - 2.23      1,647,071
                                      2010       641,547  2.13 - 2.16      1,363,634

  MIST T. Rowe Price Large            2014     3,099,400  2.03 - 2.56      6,340,543
     Cap Value Investment Option      2013     2,793,421         1.81      5,051,505
                                      2012     2,037,242         1.35      2,759,439
                                      2011     2,122,113  1.14 - 1.15      2,440,874
                                      2010     2,097,757         1.20      2,518,718

  MIST T. Rowe Price Mid Cap          2014     2,742,777         2.09      5,732,861
     Growth Investment Option         2013     2,765,828         1.85      5,124,339
                                      2012     2,786,153         1.36      3,776,527
                                      2011     2,810,315         1.19      3,350,266
                                      2010     3,260,105         1.21      3,949,437



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MIST MFS Emerging Markets           2014       0.49         0.15 - 0.25      (6.47) - (6.37)
     Equity Investment Option         2013       1.33         0.20 - 0.25      (5.04) - (4.99)
                                      2012       0.97         0.20 - 0.25        18.80 - 18.86
                                      2011       1.51         0.20 - 0.25    (18.61) - (18.58)
                                      2010       1.21         0.20 - 0.25        23.69 - 23.71

  MIST MFS Research                   2014       2.18                0.20               (7.13)
     International Investment         2013       2.70                0.20                19.02
     Option                           2012       1.87         0.20 - 0.25        16.41 - 16.47
                                      2011       1.87         0.20 - 0.25    (10.93) - (10.88)
                                      2010       1.65         0.20 - 0.25        11.07 - 11.18

  MIST Morgan Stanley Mid Cap         2014       0.06         0.15 - 0.25          1.03 - 1.13
     Growth Investment Option         2013       0.76         0.15 - 0.25        38.96 - 39.09
     (Commenced 4/28/2008             2012         --         0.15 - 0.25          9.28 - 9.39
     and began transactions in 2011)  2011       0.01                0.20               (6.85)

  MIST Oppenheimer Global             2014       0.84                0.20                 1.94
     Equity Investment Option         2013       1.88                0.20                15.51
                                      2012       1.36         0.20 - 0.25        20.87 - 20.93
                                      2011       1.71         0.20 - 0.25      (8.69) - (8.60)
                                      2010       1.25         0.20 - 0.25        15.64 - 15.68

  MIST PIMCO Inflation                2014       1.77         0.10 - 0.35          2.82 - 3.07
     Protected Bond Investment        2013       2.05         0.10 - 0.35      (9.30) - (9.07)
     Option                           2012       3.21         0.10 - 0.45          8.83 - 9.22
                                      2011       1.87         0.10 - 0.45        10.96 - 11.38
                                      2010       2.44         0.10 - 0.35          7.67 - 7.89

  MIST Pioneer Fund                   2014       0.80                0.20                10.94
     Investment Option                2013       4.60                0.20                32.81
                                      2012       1.71         0.20 - 0.25        10.31 - 10.37
                                      2011       1.47         0.20 - 0.25      (4.77) - (4.72)
                                      2010       1.41         0.20 - 0.25        15.94 - 15.97

  MIST Pioneer Strategic              2014       4.98                0.20                 4.37
     Income Investment Option         2013       5.03                0.20                 1.34
                                      2012       4.89         0.20 - 0.25        11.34 - 11.40
                                      2011       4.71         0.20 - 0.25          3.38 - 3.39
                                      2010       6.72         0.20 - 0.25        11.92 - 11.95

  MIST T. Rowe Price Large            2014       1.12         0.20 - 0.25        10.10 - 13.05
     Cap Value Investment Option      2013       1.21                0.20                33.51
                                      2012       1.44         0.20 - 0.25        17.68 - 17.74
                                      2011       0.63         0.15 - 0.25      (4.26) - (4.25)
                                      2010       1.02         0.20 - 0.25        16.80 - 16.83

  MIST T. Rowe Price Mid Cap          2014         --                0.20                12.82
     Growth Investment Option         2013       0.39                0.20                36.69
                                      2012         --                0.20                13.70
                                      2011         --                0.20               (1.57)
                                      2010         --                0.20                27.74



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  MIST WMC Large Cap Research         2014       561,996         1.32        743,967
     Investment Option                2013       785,368         1.17        916,841
                                      2012       642,519  0.87 - 1.11        560,176
                                      2011    11,344,397  0.77 - 0.98     10,969,668
                                      2010     9,846,995  0.77 - 0.98      9,555,864

  MSF Baillie Gifford                 2014        45,291         1.61         73,104
     International Stock Investment   2013            24         1.67             39
     Option (Commenced 4/28/2008      2012           269         1.45            390
     and began transactions in 2010)  2011            --         1.21             --
                                      2010        24,971         1.52         37,895

  MSF Barclays Aggregate Bond         2014     3,220,816  2.14 - 2.17      6,941,913
     Index Investment Option          2013       701,179  2.02 - 2.04      1,424,446
     (Commenced 4/28/2008             2012        38,598         2.07         80,088
     and began transactions in 2011)  2011        80,790         2.00        161,665

  MSF BlackRock Bond Income           2014    12,182,050         1.85     22,535,486
     Investment Option                2013       430,167         1.73        744,606
                                      2012       484,394  1.74 - 1.75        846,636
                                      2011       982,555  1.62 - 1.63      1,596,124
                                      2010     3,386,772  1.52 - 1.53      5,166,626

  MSF BlackRock Capital               2014       369,117         1.07        396,039
     Appreciation Investment          2013     1,429,574         0.99      1,411,332
     Option                           2012     1,332,908  0.74 - 0.95        982,376
                                      2011     2,154,795  0.65 - 0.84      1,515,367
                                      2010     3,590,400  0.71 - 0.92      2,884,840

  MSF BlackRock Large Cap             2014     3,856,667         2.06      7,927,890
     Value Investment Option          2013     3,378,816         1.88      6,340,854
                                      2012     3,150,383  1.42 - 1.43      4,494,332
                                      2011     3,121,209         1.25      3,912,828
                                      2010     3,001,173         1.23      3,692,296

  MSF BlackRock Money Market          2014    80,160,023  1.17 - 1.30    102,364,163
     Investment Option                2013   107,092,068  1.17 - 1.31    137,737,900
                                      2012    91,526,567  1.18 - 1.31    117,926,475
                                      2011   131,830,606  1.18 - 1.31    169,834,217
                                      2010   115,841,769  1.19 - 1.32    149,581,427

  MSF Frontier Mid Cap Growth         2014     3,025,355  1.05 - 1.62      3,299,860
     Investment Option                2013     3,131,215  0.95 - 1.46      3,081,873
                                      2012     5,274,470  0.71 - 1.11      3,862,460
                                      2011     6,478,884  0.65 - 1.00      4,781,205
                                      2010     7,093,972  0.67 - 1.04      5,641,801

  MSF Jennison Growth                 2014    15,031,099  2.40 - 2.44     36,318,921
     Investment Option                2013    13,719,416  2.20 - 2.24     30,443,959
     (Commenced 4/28/2008             2012    13,359,394  1.61 - 1.64     21,671,295
     and began transactions in 2010)  2011     4,769,748  1.40 - 1.42      6,718,085
                                      2010     1,031,991         1.40      1,442,007



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  MIST WMC Large Cap Research         2014       0.75                0.20               13.40
     Investment Option                2013       1.39                0.20               33.90
                                      2012       1.46         0.20 - 0.25       13.22 - 13.28
                                      2011       0.97         0.20 - 0.25                0.00
                                      2010       1.25         0.20 - 0.25       12.31 - 12.41

  MSF Baillie Gifford                 2014       0.01                0.20              (3.30)
     International Stock Investment   2013       3.26                0.20               15.31
     Option (Commenced 4/28/2008      2012         --                0.20               19.28
     and began transactions in 2010)  2011         --                0.20             (20.03)
                                      2010         --                0.20                7.05

  MSF Barclays Aggregate Bond         2014       1.77         0.10 - 0.20         5.60 - 5.70
     Index Investment Option          2013         --         0.15 - 0.20     (2.52) - (2.47)
     (Commenced 4/28/2008             2012       4.71                0.20                3.69
     and began transactions in 2011)  2011         --                0.20                7.29

  MSF BlackRock Bond Income           2014       2.57                0.20                6.87
     Investment Option                2013       4.06                0.20              (0.96)
                                      2012       2.49         0.20 - 0.25         7.28 - 7.33
                                      2011       2.61         0.20 - 0.25         6.30 - 6.34
                                      2010       3.60         0.20 - 0.25         8.09 - 8.12

  MSF BlackRock Capital               2014       0.05                0.20                8.68
     Appreciation Investment          2013       0.80                0.20               33.95
     Option                           2012       0.33         0.20 - 0.25       14.09 - 14.14
                                      2011       0.18         0.20 - 0.25     (9.14) - (9.13)
                                      2010       0.22         0.20 - 0.25       19.48 - 19.70

  MSF BlackRock Large Cap             2014       1.02                0.15                9.54
     Value Investment Option          2013       1.17                0.15               31.55
                                      2012       1.38         0.15 - 0.20       13.74 - 13.80
                                      2011       0.95         0.15 - 0.20         1.88 - 1.95
                                      2010       0.83         0.15 - 0.20         8.70 - 8.75

  MSF BlackRock Money Market          2014         --         0.10 - 0.35     (0.35) - (0.10)
     Investment Option                2013         --         0.10 - 0.35     (0.35) - (0.10)
                                      2012         --         0.10 - 0.35     (0.35) - (0.10)
                                      2011         --         0.10 - 0.35     (0.34) - (0.08)
                                      2010       0.01         0.10 - 0.35     (0.34) - (0.08)

  MSF Frontier Mid Cap Growth         2014         --         0.20 - 0.25       10.78 - 10.83
     Investment Option                2013       1.04         0.20 - 0.25       32.30 - 32.36
                                      2012         --         0.20 - 0.25       10.60 - 10.66
                                      2011       0.20         0.20 - 0.25     (3.44) - (3.38)
                                      2010         --         0.20 - 0.25       14.87 - 14.97

  MSF Jennison Growth                 2014       0.26         0.10 - 0.25         8.78 - 8.95
     Investment Option                2013       0.41         0.10 - 0.25       36.66 - 36.86
     (Commenced 4/28/2008             2012       0.21         0.10 - 0.25       15.49 - 15.67
     and began transactions in 2010)  2011       0.16         0.10 - 0.20         0.36 - 0.43
                                      2010       0.64                0.20               11.40



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  MSF MetLife Asset                   2014       237,970  1.59 - 1.60        380,346
     Allocation 20 Investment         2013     1,085,394         1.53      1,656,739
     Option                           2012       650,811         1.47        955,436
                                      2011     1,594,265         1.35      2,153,181
                                      2010     1,462,237         1.31      1,916,597

  MSF MetLife Asset                   2014       212,451  1.67 - 1.68        357,122
     Allocation 40 Investment         2013     1,617,849  1.60 - 1.61      2,588,009
     Option                           2012     1,244,720  1.44 - 1.46      1,799,094
                                      2011     1,433,429  1.30 - 1.31      1,864,271
                                      2010       598,406         1.29        772,226

  MSF MetLife Asset                   2014     3,667,036  1.73 - 1.74      6,387,148
     Allocation 60 Investment         2013     7,075,938  1.65 - 1.66     11,737,362
     Option                           2012     3,141,052         1.41      4,418,261
                                      2011     4,590,278  1.24 - 1.25      5,718,661
                                      2010     5,366,631         1.27      6,796,849

  MSF MetLife Asset                   2014       204,585  1.74 - 1.75        357,760
     Allocation 80 Investment         2013     1,691,470  1.66 - 1.67      2,805,611
     Option                           2012     1,515,344         1.34      2,027,726
                                      2011     1,947,123  1.16 - 1.17      2,265,029
                                      2010     1,826,496         1.21      2,213,036

  MSF MetLife Mid Cap Stock           2014     2,871,452  3.38 - 3.41      9,758,412
     Index Investment Option          2013     2,608,936  3.10 - 3.12      8,110,329
                                      2012     1,815,618  2.33 - 2.34      4,250,826
                                      2011     1,428,201  1.98 - 2.00      2,850,410
                                      2010     1,267,607  2.03 - 2.04      2,582,576

  MSF MetLife Stock Index             2014     7,270,628  2.72 - 2.74     19,889,847
     Investment Option                2013     6,738,260  2.41 - 2.42     16,287,194
                                      2012     9,312,204  1.83 - 1.86     17,091,247
                                      2011    16,045,724  1.58 - 1.61     25,515,906
                                      2010    21,757,388  1.56 - 1.58     34,028,871

  MSF MFS Total Return                2014     8,767,622  2.12 - 2.53     21,309,323
     Investment Option                2013    12,330,018  1.96 - 2.34     28,169,711
                                      2012    12,141,753  1.65 - 1.98     23,474,854
                                      2011    13,227,382  1.49 - 1.78     23,034,074
                                      2010    15,551,878  1.46 - 1.75     26,638,450

  MSF MFS Value Investment            2014    15,514,654  2.61 - 3.18     43,203,992
     Option                           2013    14,790,571  2.36 - 2.88     37,436,118
                                      2012    11,584,640  1.74 - 2.13     21,238,352
                                      2011     9,095,881  1.50 - 1.83     13,910,109
                                      2010     7,593,296  1.49 - 1.82     11,313,054

  MSF MSCI EAFE Index                 2014     4,310,421  1.81 - 1.84      7,881,181
     Investment Option                2013     1,292,798  1.93 - 1.96      2,518,688
     (Commenced 4/28/2008             2012        37,870  1.59 - 1.61         60,260
     and began transactions in 2010)  2011            --         1.35             --
                                      2010        25,177         1.54         38,789



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  MSF MetLife Asset                   2014       0.25         0.20 - 0.25         4.21 - 4.26
     Allocation 20 Investment         2013       2.42         0.20 - 0.25         4.03 - 4.08
     Option                           2012       4.18         0.20 - 0.25         8.91 - 8.96
                                      2011       2.42         0.20 - 0.25         2.98 - 3.05
                                      2010       3.65         0.20 - 0.25         9.73 - 9.88

  MSF MetLife Asset                   2014       1.15         0.20 - 0.25         4.66 - 4.72
     Allocation 40 Investment         2013       2.41         0.20 - 0.25       10.65 - 10.70
     Option                           2012       3.07         0.15 - 0.25       11.18 - 11.29
                                      2011       2.05         0.15 - 0.25         0.78 - 0.93
                                      2010       3.31         0.20 - 0.25       11.22 - 11.37

  MSF MetLife Asset                   2014       2.00         0.20 - 0.25         4.79 - 4.84
     Allocation 60 Investment         2013       1.41         0.20 - 0.25       17.69 - 17.75
     Option                           2012       2.57         0.20 - 0.25       12.96 - 13.01
                                      2011       1.40         0.20 - 0.25     (1.66) - (1.58)
                                      2010       1.98         0.20 - 0.25       12.91 - 12.95

  MSF MetLife Asset                   2014       0.62         0.20 - 0.25         4.96 - 5.02
     Allocation 80 Investment         2013       1.46         0.20 - 0.25       24.00 - 24.06
     Option                           2012       2.37         0.20 - 0.25       15.10 - 15.15
                                      2011       1.46         0.20 - 0.25     (3.97) - (3.95)
                                      2010       2.31         0.20 - 0.25       14.37 - 14.53

  MSF MetLife Mid Cap Stock           2014       1.09         0.15 - 0.20         9.27 - 9.33
     Index Investment Option          2013       1.05         0.15 - 0.20       32.88 - 32.95
                                      2012       1.02         0.15 - 0.20       17.36 - 17.42
                                      2011       1.00         0.15 - 0.20     (2.07) - (2.06)
                                      2010       1.02         0.15 - 0.20       26.06 - 26.11

  MSF MetLife Stock Index             2014       1.77         0.18 - 0.23       13.10 - 13.16
     Investment Option                2013       2.02         0.18 - 0.23       31.71 - 31.78
                                      2012       1.92         0.08 - 0.23       15.49 - 15.67
                                      2011       1.72         0.08 - 0.23         1.60 - 1.78
                                      2010       1.77         0.08 - 0.23       14.56 - 14.69

  MSF MFS Total Return                2014       1.99         0.10 - 0.25         8.15 - 8.31
     Investment Option                2013       2.32         0.10 - 0.25       18.46 - 18.64
                                      2012       2.66         0.10 - 0.25       11.08 - 11.25
                                      2011       2.51         0.10 - 0.25         1.95 - 2.13
                                      2010       2.88         0.10 - 0.25         9.60 - 9.73

  MSF MFS Value Investment            2014       1.65         0.15 - 0.25       10.53 - 10.64
     Option                           2013       1.64         0.15 - 0.25       35.39 - 35.53
                                      2012       1.82         0.15 - 0.25       16.36 - 16.47
                                      2011       1.59         0.15 - 0.25         0.61 - 0.70
                                      2010       1.43         0.15 - 0.25       11.15 - 11.31

  MSF MSCI EAFE Index                 2014       1.90         0.10 - 0.20     (6.19) - (6.10)
     Investment Option                2013       2.41         0.10 - 0.20       21.62 - 21.74
     (Commenced 4/28/2008             2012       0.81         0.10 - 0.20       18.09 - 18.21
     and began transactions in 2010)  2011         --                0.20             (12.72)
                                      2010         --                0.20                7.99



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------------  -------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                                         LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                              UNITS     HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  -----------  ------------  -------------  ----------------  ----------------
  MSF Neuberger Berman             2014       110,918          2.34       260,072       0.33                0.20              (0.19)
     Genesis Investment Option     2013       182,232          2.35       428,093         --                0.20               26.07
     (Commenced 4/29/2013)

  MSF Russell 2000 Index           2014    12,811,697   2.39 - 3.21    31,784,415       1.20         0.10 - 0.35         4.67 - 4.93
     Investment Option             2013    10,217,666   2.28 - 3.06    27,507,750       1.57         0.10 - 0.35       38.07 - 38.42
                                   2012    10,582,799   1.65 - 2.22    20,398,791       1.16         0.10 - 0.35       15.94 - 16.23
                                   2011    10,206,460   1.42 - 1.91    16,991,130       1.07         0.10 - 0.45     (4.43) - (4.21)
                                   2010    11,745,494   1.48 - 2.00    20,357,543       1.04         0.10 - 0.35       26.50 - 26.84

  MSF T. Rowe Price Large Cap      2014     1,526,675          1.83     2,799,122         --                0.20                8.61
     Growth Investment Option      2013     2,141,302          1.69     3,614,841       0.05                0.20               38.49
                                   2012     1,184,023   1.21 - 1.22     1,443,284         --         0.20 - 0.25       18.38 - 18.44
                                   2011       994,685   1.02 - 1.03     1,023,466         --         0.20 - 0.25     (1.54) - (1.53)
                                   2010     1,580,977   1.04 - 1.05     1,652,231       0.07         0.20 - 0.25       16.46 - 16.50

  MSF Western Asset                2014     4,756,151          1.94     9,221,973       1.48                0.05                2.76
     Management U.S. Government    2013       870,152          1.89     1,641,887       2.74                0.05              (0.79)
     Investment Option             2012     1,308,616   1.90 - 1.91     2,488,830       2.26         0.05 - 0.10         3.27 - 3.32
                                   2011     1,720,774   1.84 - 1.85     3,168,321       1.42         0.05 - 0.10         5.43 - 5.44
                                   2010     2,916,768          1.75     5,097,375       3.41         0.05 - 0.10         5.67 - 5.75

  MSF WMC Balanced Investment      2014       439,166   1.77 - 1.92       790,382       2.40         0.20 - 0.25       10.28 - 10.33
     Option                        2013       422,460   1.60 - 1.74       701,355       2.61         0.20 - 0.25       20.29 - 20.35
                                   2012       449,193   1.33 - 1.45       627,630       2.42         0.20 - 0.25       12.09 - 12.15
                                   2011       589,455   1.19 - 1.29       743,559       2.37         0.20 - 0.25         3.53 - 3.58
                                   2010       647,025   1.15 - 1.25       785,127       1.85         0.20 - 0.25         9.39 - 9.46

  Oppenheimer VA Main Street       2014       482,436          3.50     1,690,595       0.80                0.20               11.71
     Small Cap Investment          2013       567,044          3.14     1,778,793       0.01                0.20               40.73
     Option (Commenced 4/28/2008   2012           791          2.23         1,763         --                0.20               17.75
     and began transactions in 2012)

  PIMCO VIT All Asset              2014        71,665   1.97 - 1.99       142,280       3.98         0.20 - 0.25         0.22 - 0.27
     Investment Option             2013       434,681   1.97 - 1.98       856,423       4.64         0.20 - 0.25         0.02 - 0.07
     (Commenced 5/2/2011           2012       283,081          1.97       557,372       4.97                0.25               14.66
     and began transactions in 2012)

  PIMCO VIT Commodity              2014     4,058,055          0.98     3,961,794       0.41                0.20             (18.59)
     Real Return Strategy          2013       849,964          1.20     1,019,262         --                0.20             (12.76)
     Investment Option
     (Commenced 4/29/2013)

  PIMCO VIT Long-Term U.S.         2014            20          3.26            65       0.94                0.20               23.76
     Government Investment Option  2013            13          2.64            35       1.77                0.20             (13.12)
     (Commenced 5/4/2009           2012           113          3.04           343       0.83                0.20                4.22
     and began transactions in 2012)

  PIMCO VIT Low Duration           2014    16,422,371          1.44    23,606,561       1.13         0.15 - 0.20         0.65 - 0.70
     Investment Option             2013    16,208,240   1.42 - 1.43    23,145,882       1.48         0.15 - 0.25     (0.38) - (0.28)
                                   2012    21,401,764   1.42 - 1.44    30,631,949       1.90         0.15 - 0.25         5.59 - 5.69
                                   2011    30,417,379   1.35 - 1.36    41,103,847       1.67         0.15 - 0.25         0.82 - 0.97
                                   2010    13,996,846          1.34    18,779,369       1.62         0.20 - 0.25         5.02 - 5.09



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                            -------------  -----------  ------------
  PIMCO VIT Total Return              2014    27,493,976   2.15 - 2.16    59,361,897
     Investment Option                2013    59,493,998   2.01 - 2.08   123,244,117
                                      2012    75,858,226   2.06 - 2.12   160,642,753
                                      2011    79,157,129   1.88 - 1.94   153,229,315
                                      2010    99,258,002   1.83 - 1.88   185,834,822

  Pioneer VCT Mid Cap Value           2014       458,502   2.65 - 2.71     1,240,537
     Investment Option                2013       563,427   2.32 - 2.36     1,320,574
                                      2012       621,598   1.75 - 1.78     1,101,093
                                      2011       925,975   1.59 - 1.61     1,486,372
                                      2010     1,366,320   1.69 - 1.72     2,336,839

  Putnam VT International Value       2014           362          2.04           740
     Investment Option                2013           246          2.26           557
     (Commenced 4/28/2008
     and began transactions in 2013)

  Putnam VT Multi-Cap Growth          2014       107,527          1.62       174,260
     Investment Option                2013        95,965          1.43       137,312
                                      2012       118,433   1.04 - 1.05       124,450
                                      2011       165,569          0.90       149,235
                                      2010       177,018          0.95       168,449

  Royce Micro-Cap Investment          2014     1,057,203          1.95     2,057,398
     Option                           2013     1,864,413          2.02     3,770,469
                                      2012     1,945,718   1.67 - 1.68     3,258,861
                                      2011     2,643,944   1.55 - 1.56     4,123,530
                                      2010     2,469,394   1.77 - 1.78     4,390,270

  Royce Small-Cap Investment          2014     4,645,698   2.25 - 2.26    10,516,521
     Option                           2013     6,154,980   2.19 - 2.20    13,501,627
                                      2012     6,590,192   1.62 - 1.63    10,744,967
                                      2011     6,838,809   1.44 - 1.45     9,928,402
                                      2010     7,811,677   1.50 - 1.51    11,744,727

  TAP 1919 Variable                   2014        50,287          1.53        77,180
     Responsive Balanced Fund         2013        77,943          1.41       109,661
     Investment Option                2012       291,002   1.19 - 1.24       345,595
                                      2011       354,583   1.07 - 1.12       381,284
                                      2010       475,419   1.08 - 1.12       512,291

  UIF Emerging Markets Debt           2014        22,169          3.11        68,899
     Investment Option                2013        21,364          3.03        64,638
     (Commenced 11/7/2008             2012        20,606          3.32        68,459
     and began transactions in 2010)  2011            --          2.82            --
                                      2010         2,557          2.64         6,756

  UIF Emerging Markets Equity         2014     8,453,689   1.92 - 1.93    16,292,375
     Investment Option                2013     6,278,183          2.02    12,661,218
                                      2012     3,680,228          2.04     7,517,409
                                      2011     2,966,013          1.71     5,063,487
                                      2010     5,701,882          2.09    11,932,117



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE(2) RATIO    TOTAL(3) RETURN
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  PIMCO VIT Total Return              2014       1.94         0.20 - 0.25          4.02 - 4.07
     Investment Option                2013       2.18         0.10 - 0.35      (2.30) - (2.06)
                                      2012       2.57         0.10 - 0.45          9.10 - 9.48
                                      2011       2.63         0.10 - 0.45          3.17 - 3.53
                                      2010       2.42         0.10 - 0.35          7.73 - 7.97

  Pioneer VCT Mid Cap Value           2014       0.71         0.20 - 0.35        14.40 - 14.57
     Investment Option                2013       0.73         0.20 - 0.35        32.29 - 32.49
                                      2012       0.87         0.20 - 0.35        10.44 - 10.60
                                      2011       0.73         0.20 - 0.45      (6.15) - (6.01)
                                      2010       0.90         0.20 - 0.35        17.42 - 17.63

  Putnam VT International Value       2014       1.04                0.20               (9.67)
     Investment Option                2013         --                0.20                21.97
     (Commenced 4/28/2008
     and began transactions in 2013)

  Putnam VT Multi-Cap Growth          2014       0.26                0.20                13.26
     Investment Option                2013       0.48                0.20                36.17
                                      2012       0.24         0.20 - 0.25        16.47 - 16.53
                                      2011       0.32         0.20 - 0.25      (5.28) - (5.25)
                                      2010       0.34         0.20 - 0.25        19.27 - 19.30

  Royce Micro-Cap Investment          2014         --                0.20               (3.77)
     Option                           2013       0.54                0.20                20.74
                                      2012         --         0.15 - 0.25          7.33 - 7.44
                                      2011       2.32         0.15 - 0.25    (12.35) - (12.23)
                                      2010       1.89         0.20 - 0.25        29.61 - 29.69

  Royce Small-Cap Investment          2014       0.11         0.15 - 0.20          3.03 - 3.08
     Option                           2013       1.08         0.15 - 0.20        34.48 - 34.55
                                      2012       0.11         0.15 - 0.25        12.22 - 12.33
                                      2011       0.32         0.15 - 0.25      (3.54) - (3.46)
                                      2010       0.12         0.15 - 0.25        20.26 - 20.40

  TAP 1919 Variable                   2014       0.88                 0.2                 9.09
     Responsive Balanced Fund         2013       0.38                 0.2                18.47
     Investment Option                2012       1.30         0.20 - 0.25        10.44 - 10.49
                                      2011       0.86         0.20 - 0.25      (0.27) - (0.19)
                                      2010       1.27         0.20 - 0.25        11.85 - 11.95

  UIF Emerging Markets Debt           2014       5.54                0.20                 2.72
     Investment Option                2013       4.05                0.20               (8.93)
     (Commenced 11/7/2008             2012         --                0.20                17.72
     and began transactions in 2010)  2011         --                0.20                 6.81
                                      2010         --                0.20                 9.54

  UIF Emerging Markets Equity         2014       0.39         0.20 - 0.25      (4.73) - (4.68)
     Investment Option                2013       1.05         0.20 - 0.25      (1.27) - (1.22)
                                      2012         --                0.25                19.65
                                      2011       0.34                0.25              (18.44)
                                      2010       0.53                0.25                18.72



        METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                  OF METLIFE INSURANCE COMPANY USA
          NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------------  -------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE(2) RATIO   TOTAL(3) RETURN
                                                         LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                             UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         ------------  ------------  ------------  -------------  ----------------  ----------------
  Vanguard VIF Diversified         2014       542,823         2.66      1,441,470       2.13                0.35               9.45
     Value Investment Option       2013       468,170         2.43      1,135,917       2.08                0.35              28.94
                                   2012       447,626  1.86 - 1.90        842,281       2.31         0.25 - 0.45      15.97 - 16.21
                                   2011       465,467  1.61 - 1.63        754,457       2.03         0.25 - 0.45        3.41 - 3.61
                                   2010       512,623         1.57        802,355       2.38                0.35               8.91

  Vanguard VIF Small Company       2014        34,805         2.81         97,891         --                0.35               3.02
     Growth Investment Option
     (Had no assets 2013, 2012, 2011
     and 2010)

1 These amounts represent the dividends, excluding distributions of capital gains, received ny the Investment Option from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses such as mortaility and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption if units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Option.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION


ITEM 26.              EXHIBITS

EXHIBIT
LETTER                DESCRIPTION
------                -----------



(a)1 Resolutions of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to the Registration Statement on S-6, File No. 333-71349, filed January 28, 1999.)


(a)2 Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(b)                   Not Applicable


(c)1 Underwriting Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 3 to The Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)


(c)2 Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 4 to The Travelers Fund UL III for Variable Life Registration Statement on Form N-6, File No. 333-94779, filed April 24, 2003.)


(c)3 Specimen Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(c)4 Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC dated as of October 20, 2006 (Incorporated herein by reference to Post-Effective Amendment No. 11 to The Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)


(c)5                  Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(c)6 Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Service Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


(c)7 Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company dated November 24, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(c)8 Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(d)1 Variable Life Insurance Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(d)2 Term Insurance Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(d)3 Name Change Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033- 65343, filed April 6, 2006.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------


(d)4 Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(e)                   Application for Variable Life Insurance Contracts.
                      (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(f)1 Copy of the Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014.) (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(f)2 Copy of the By-laws of the Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(g)1 Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(g)2 Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Life Insurance Policies between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20132). (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 4, 2014.)


(h)1 Administrative Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(h)2(i) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31, 2007.)




(h)2(ii) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)3(i) Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


(h)3(ii) First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)3(iii) Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)3(iv) Third Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife

EXHIBITLETTER         DESCRIPTION
       ------         -----------


                      Insurance Company of Connecticut (effective November 17,
                      2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)4(i) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated October 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)4(ii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)4(iii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)4(iv) Amendment to the Participation Agreement dated October 1, 2000 among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut dated November 17, 2014. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)5(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)5(ii) Amendment No. 6 dated May 1, 2011 to the Participation Agreement dated November 1, 1999 between The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)




(h)5(iii) Amendment No. 7 effective on November 17, 2014 to the Participation Agreement dated November 1, 1999 among MetLife Insurance Company of Connecticut, Travelers Distribution LLC, AllianceBernstein L.P., AllianceBernstein Variable Products Series Fund, Inc. and AllianceBernstein Investments, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)6(i) Shareholder Services Agreement between The Travelers Insurance Company and American Century Investment Services, Inc. dated August 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)6(ii) Amendment No. 5 dated May 1, 2010 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 6, 2011.)




(h)6(iii) Amendment No. 6 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective

EXHIBITLETTER         DESCRIPTION
       ------         -----------


                      Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)7(i) Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)7(ii) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)




(h)7(iii) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut (effective November 14, 2014).(Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)8(i) Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)8(ii) Amendment dated July 19, 2010 to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h)8(iii) Amendment to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 8, 2015.)


(h)9(i) Amended and Restated Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated March 23, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)9(ii) Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)9(iii) Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among MetLife Insurance Company of Connecticut, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No.333-101778, filed April 8, 2015.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------


(h)10(i) Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)10(ii) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)10(iii) Amendment No. 5 dated November 17, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, Fidelity(R) Variable Insurance Products Funds (I, II, III, IV & V) and Fidelity Distributors Corporation. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)11(i) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)11(ii) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h)11(iii) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


(h)11(iv) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(h)11(v) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 17, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No.333-200241, filed November 17, 2014.)


(h)12(i) Fund Participation Agreement among Janus Aspen Series, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)12(ii) Amendment No. 8 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series, The Travelers Insurance Company, and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------


(h)12(iii) Amendment No. 9 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)


(h)13(i) Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)13(ii) Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)




(h)13(iii) Amendment dated November 17,2014 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)14(i) Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)14(ii) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)15(i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)15(ii) Amendment dated May 1, 2010 to the Participation Agreement dated January 1, 2002 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


(h)15(iii) Amendment No. 6 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)16(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)16(ii) Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 among The Travelers Insurance Company, The Travelers Life and Annuity Company,

EXHIBITLETTER         DESCRIPTION
       ------         -----------

                      PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)



(h)16(iii) Amendment dated September 30, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)17(i) Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)17(ii) Amendment No. 3 dated May 1, 2011 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)




(h)17(iii) Amendment No. 4 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h)18(i) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)18(ii) Amendment dated October 31, 2014 to the Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and MetLife Insurance Company of Connecticut dated June 1, 2001. (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


(h)19(i) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Royce Capital Fund and Royce & Associates, LLC dated December 17, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)19(ii) Amendment dated April 30, 2010 to the Participation Agreement dated December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 6, 2011.)


(h)19(iii) Amendment to the Participation Agreement dated December 17, 2004 between Royce Capital Fund, Royce & Associates, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(h)20(i) Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

EXHIBITLETTER         DESCRIPTION
       ------         -----------


(h)20(ii) Amendment No. 2, dated October 1, 2014 to the Amended and Restated Participation Agreement among MetLife Insurance Company of Connecticut, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200323, filed November 18, 2014.)


(h)21(i) Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2005 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


(h)21(ii) Amendment dated April 30, 2010 to the Participation Agreement dated May 1, 2005 Among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


(h)22 Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA dated November 7, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 10, 2015.)


(j)                   None.


(k) Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


(l)                   Not Applicable


(m)                   Not Applicable


(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm (Filed herewith.)


(o)                   Omitted Financial Statements. Not applicable.


(p)                   Initial Capital Agreements. Not applicable.


(q) Redeemability Exemption. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 29, 2005.)


(r)                   Powers of Attorney for Eric T. Steigerwalt, Elizabeth M.
                      Forget, Gene L. Lunman, Peter
                      M. Carlson and Anant Bhalla (Filed herewith)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH INSURANCE COMPANY
-------------------------------------   ---------------------------------------------


Eric T. Steigerwalt                 Chairman of the Board, President and Chief Executive
Gragg Building                      Officer and a Director
11225 North Community House Road
Charlotte, NC 28277



Elizabeth M. Forget                 Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                      Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Ricardo A. Anzaldua             Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036


Peter M. Carlson                Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart           Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962


Anant Bhalla                Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Robin Lenna                 Executive Vice President
200 Park Avenue
New York, NY 10166




Roberto Baron                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Steven J. Brash                Senior Vice President
277 Park Avenue, 46th Floor
New York, NY 10172



Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036



Robert C. Dill              Senior Vice President and U.S. Controller
501 Route 22
Bridgewater, NJ 08807




Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Jason P. Manske             Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Jean P. Vernor                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Scott E. Andrews                Vice President
4700 Westown Pkwy, Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama               Vice President
200 Park Avenue, 12th Floor
New York, NY 10166





Stewart M. Ashkenazy           Vice President and Senior Actuary and
1095 Avenue of the Americas Illustration Actuary
New York, NY 10036



Grant Barrans               Vice President
600 North King Street
Wilmington, DE 19801



Henry W. Blaylock              Vice President
200 Park Avenue, 12th Floor
New York, NY 10166



Timothy J. Brown            Vice President
501 Route 22
Bridgewater, NJ 08807



Mark J. Davis               Vice President
501 Route 22
Bridgewater, NJ 08807



Lynn A. Dumais              Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Kevin G. Finneran               Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277



Geoffrey A. Fradkin         Vice President
501 Route 22
Bridgewater, NJ 08807





Judith A. Gulotta           Vice President
10 Park Avenue
Morristown, NJ 07962



Jeffrey P. Halperin         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Regynald Heurtelou          Vice President
334 Madison Avenue
Morristown, NJ 07962




Gregory E. Illson               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John J. Iwanicki            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                Vice President
One Financial Center
Boston, MA 02111




Andrew Kaniuk               Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807




Derrick L. Kelson           Vice President
1200 Abernathy Road, Suite 1400
Atlanta, GA 30328



James W. Koeger             Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski        Vice President
One Financial Center
Boston, MA 02111




Christopher A. Kremer       Vice President and Actuary
One Financial Center
Boston, MA 02111




Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036




John P. Kyne, III           Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy J. McLinden            Vice President
277 Park Avenue, 46th Floor
New York, NY 10172




Enid M. Reichert            Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807




James J. Reilly                 Vice President
One Financial Center
Boston, MA 02111




Mark S. Reilly              Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277



Ruth Y. Sayasith            Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Thomas J. Schuster             Vice President
200 Park Avenue, 12th Floor
New York, NY 10166

Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036




Steven G. Sorrentino        Vice President
501 Route 22
Bridgewater, NJ 08807




Robert L. Staffier, Jr.         Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Richard A. Stevens          Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Barbara Stroz                   Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Nan D. Tecotzky                Vice President
200 Park Avenue, 12th Floor
New York, NY 10166




Wendy L. Williams           Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Mark H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962




Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with regard to the Depositor, as described below regarding MetLife Employees).

As described in its respective governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject to any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, Inc. are covered. MetLife, Inc. also has secured a Financial Institutions bond.


RULE 484 UNDERTAKING



Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person or the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER

     MetLife Investors Distribution Company ("MLIDC")
     1095 Avenue of the Americas
     New York, NY 10036


MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment Companies:

Met Investors Series Trust

Metropolitan Series Fund

First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two

MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities

Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL

Metropolitan Life Variable Annuity Separate Account II
New England Life Retirement Investment Account
New England Variable Annuity Fund I

Paragon Separate Account A

Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two

New England Variable Annuity Separate Account

New England Variable Life Separate Account


(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------





Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Director and Senior Vice President
One MetLife Plaza
27-01Queens Plaza North
Long Island City, NY 11101





Lance Carlson                       President
One MetLife Plaza
27-01Queens Plaza North
Long Island City, NY 11101





Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez               Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647





Tyla L. Reynolds               Vice President and Secretary
600 North King Street
Wilmington, DE 19801




Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

(c)        Compensation From the Registrant



                                                                      (3)
                                                                COMPENSATION ON
                                                                    EVENTS
                                                     (2)          OCCASIONING
                                                     NET         THE DEDUCTION
                      (1)                        UNDERWRITING        OF A            (4)           (5)
               NAME OF PRINCIPAL                DISCOUNTS AND   DEFERRED SALES    BROKERAGE       OTHER
                  UNDERWRITER                    COMMISSIONS         LOAD        COMMISSIONS   COMPENSATION
---------------------------------------------- --------------- ---------------- ------------- -------------
MetLife Investors Distribution Company........ $2,203,290      $0               $0            $0



MLIDC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who have selling agreements with MLIDC.


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS


The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

 (a)    Registrant

 (b)    MetLife Insurance Company USA
        11225 North Community House Road
        Charlotte, NC 28277

 (c)    MetLife Investors Distribution Company
        1095 Avenue of the Americas
        New York, NY 10036

 (d)    Metropolitan Life Insurance Company
        200 Park Avenue
        New York, NY 10166

 (e)    Metropolitan Life Insurance Company
        18210 Crane Nest Drive
        Tampa, FL 33647

 (f)    Metropolitan Life insurance Company
        One Financial Center
        Boston, MA 02111

 (g)    State Street Bank & Trust Company
        225 Franklin Street
        Boston, MA 02110



ITEM 32. MANAGEMENT SERVICES


Not Applicable.


ITEM 33. FEE REPRESENTATION


MetLife Insurance Company USA hereby represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company USA.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 10th day of April, 2015.



             MetLife of CT Fund UL III for Variable Life Insurance
                                  (Registrant)



                         MetLife Insurance Company USA

                                  (Depositor)


                     By: /s/ KAREN A. JOHNSON
                        ---------------------------------------
                                Karen A. Johnson
                                 Vice President

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 10th day of April, 2015.


                         MetLife Insurance Company USA

                                  (Depositor)


                     By: /s/ KAREN A. JOHNSON
                         ---------------------------------------
                                Karen A. Johnson
                                 Vice President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 10th day of April, 2015.




      /s/ *ERIC T. STEIGERWALT          Chairman of the Board, President, Chief Executive
     ------------------------        Officer and a Director
         Eric T. Steigerwalt

      /s/ *ELIZABETH M. FORGET          Director and Senior Vice President
     ------------------------
         Elizabeth M. Forget

         /s/ *GENE L. LUNMAN            Director and Senior Vice President
     ------------------------
        Gene L. Lunman

    /s/*PETER M. CARLSON        Executive Vice President and Chief Accounting Officer
     ------------------------
          Peter M. Carlson

         /s/ * ANANT BHALLA             Senior Vice President and Chief Financial Officer
     ------------------------
            Anant Bhalla



*By:   /s/ John M. Richards
   ---------------------------------------
        John M. Richards
    Attorney-in- fact



* Executed by John M. Richards on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT

LETTER                DESCRIPTION
------                -----------



(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm


(r)                   Powers of Attorney